UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  February 29

Date of reporting period:  August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2020
Columbia Convertible Securities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Convertible Securities Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2010
Yan Jin
Portfolio Manager
Managed Fund since 2006
Grace Lee, CAIA
Portfolio Manager
Managed Fund since October 2020
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	26.87	35.55	14.24	12.43
	Including sales charges		19.56	27.75	12.90	11.77
Advisor Class*		11/08/12	27.01	35.90	14.53	12.66
Class C	Excluding sales charges	10/21/96	26.40	34.58	13.39	11.59
	Including sales charges		25.40	33.58	13.39	11.59
Institutional Class		05/21/99	27.09	35.94	14.54	12.71
Institutional 2 Class*		11/08/12	27.09	35.97	14.63	12.73
Institutional 3 Class*		10/01/14	27.11	36.07	14.67	12.68
Class R*		11/16/11	26.77	35.29	13.97	12.13
ICE BofA All Convertibles All Qualities Index			24.99	33.71	13.52	12.23
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofA All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Effective January 1, 2020, the ICE BofAML All Convertibles All Qualities Index was re-branded the ICE BofA All Convertibles All Qualities Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Convertible Securities Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	2.4
Convertible Bonds	80.9
Convertible Preferred Stocks	15.7
Money Market Funds	0.3
Preferred Stocks	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Convertible Securities Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,268.70	1,019.62	6.50	5.78	1.13
Advisor Class	1,000.00	1,000.00	1,270.10	1,020.88	5.06	4.51	0.88
Class C	1,000.00	1,000.00	1,264.00	1,015.86	10.73	9.55	1.87
Institutional Class	1,000.00	1,000.00	1,270.90	1,020.88	5.06	4.51	0.88
Institutional 2 Class	1,000.00	1,000.00	1,270.90	1,021.24	4.66	4.15	0.81
Institutional 3 Class	1,000.00	1,000.00	1,271.10	1,021.44	4.43	3.94	0.77
Class R	1,000.00	1,000.00	1,267.70	1,018.35	7.93	7.06	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Convertible Securities Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.4%
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.2%
Pharmaceuticals 0.2%
Amryt Pharma PLC, ADR(b)	274,086	3,017,687
Total Health Care		3,017,687
Information Technology 2.1%
Electronic Equipment, Instruments & Components 0.4%
Vishay Intertechnology, Inc.	550,000	8,794,500
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	95,000	32,979,250
Total Information Technology		41,773,750
Total Common Stocks (Cost $35,769,934)		47,087,152

Convertible Bonds(d) 80.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 2.1%
Air Canada(e)
07/01/2025	4.000%	11,500,000	14,013,900
Southwest Airlines Co.
05/01/2025	1.250%	20,500,000	27,209,978
Total			41,223,878
Automotive 8.1%
Tesla, Inc.
05/15/2024	2.000%	20,000,000	160,376,000
Cable and Satellite 3.2%
DISH Network Corp.
08/15/2026	3.375%	33,500,000	33,040,179
Liberty Broadband Corp.(e)
09/30/2050	2.750%	29,000,000	30,829,232
Total			63,869,411
Consumer Cyclical Services 3.9%
Etsy, Inc.(e)
10/01/2026	0.125%	10,000,000	15,262,997
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farfetch Ltd.(e)
05/01/2027	3.750%	5,000,000	9,812,713
Lyft, Inc.(e)
05/15/2025	1.500%	14,000,000	15,143,069
Zillow Group, Inc.
05/15/2025	2.750%	24,500,000	37,668,750
Total			77,887,529
Consumer Products 0.9%
Callaway Golf Co.(e)
05/01/2026	2.750%	7,000,000	10,033,296
Winnebago Industries, Inc.(e)
04/01/2025	1.500%	7,000,000	7,660,144
Total			17,693,440
Finance Companies 0.6%
LendingTree, Inc.(e)
07/15/2025	0.500%	12,500,000	12,226,563
Food and Beverage 0.4%
Chefs’ Warehouse, Inc. (The)(e)
12/01/2024	1.875%	12,000,000	8,872,650
Health Care 7.3%
CONMED Corp.
02/01/2024	2.625%	10,000,000	11,679,966
DexCom, Inc.
12/01/2023	0.750%	9,000,000	23,454,340
Exact Sciences Corp.
03/01/2028	0.375%	30,000,000	27,640,483
Insulet Corp.(e)
09/01/2026	0.375%	13,000,000	15,753,385
Invacare Corp.
11/15/2024	5.000%	5,600,000	4,649,793
Livongo Health, Inc.(e)
06/01/2025	0.875%	5,000,000	9,602,248
Novavax, Inc.
02/01/2023	3.750%	5,800,000	6,848,292
Repligen Corp.
07/15/2024	0.375%	6,500,000	9,632,116
Tandem Diabetes Care, Inc.(e)
05/01/2025	1.500%	7,500,000	9,714,083
Teladoc Health, Inc.(e)
06/01/2027	1.250%	20,000,000	25,107,261
Total			144,081,967
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 1.0%
KBR, Inc.
11/01/2023	2.500%	8,000,000	9,587,312
SunPower Corp.
01/15/2023	4.000%	10,530,000	9,520,941
Total			19,108,253
Independent Energy 1.0%
Chesapeake Energy Corp.(f)
09/15/2026	0.000%	10,200,000	420,750
EQT CORP(e)
05/01/2026	1.750%	8,500,000	10,875,130
Pioneer Natural Resources Co.(e)
05/15/2025	0.250%	7,500,000	9,156,075
Total			20,451,955
Leisure 3.0%
NCL Corp., Ltd.(e)
08/01/2025	5.375%	24,000,000	27,635,533
Royal Caribbean Cruises Ltd(e)
06/15/2023	4.250%	27,000,000	32,785,277
Total			60,420,810
Life Insurance 0.7%
AXA SA(e)
05/15/2021	7.250%	14,000,000	13,886,110
Media and Entertainment 2.3%
Liberty Media Corp.(e)
12/01/2049	2.750%	11,000,000	10,848,108
Sea Ltd.(e)
12/01/2025	2.375%	6,000,000	11,159,921
Snap, Inc.
08/01/2026	0.750%	18,000,000	22,781,250
Total			44,789,279
Metals and Mining 0.9%
Allegheny Technologies, Inc.(e)
06/15/2025	3.500%	9,000,000	8,451,891
Livent Corp.(e)
07/15/2025	4.125%	8,500,000	10,274,375
Total			18,726,266
Oil Field Services 0.2%
Nabors Industries Ltd.
01/15/2024	0.750%	14,000,000	3,357,238
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Industry 1.2%
Chegg, Inc.
03/15/2025	0.125%		9,000,000	13,825,141
Green Plains, Inc.
09/01/2022	4.125%		11,000,000	10,121,097
Total				23,946,238
Other REIT 0.8%
Arbor Realty Trust, Inc.(e)
11/01/2022	4.750%		7,000,000	6,654,375
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%		9,500,000	9,120,000
Total				15,774,375
Pharmaceuticals 5.8%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		3,500,000	3,018,253
Aegerion Pharmaceuticals, Inc.(e)
04/01/2025	5.000%		1,505,313	1,599,395
Aerie Pharmaceuticals, Inc.(e)
10/01/2024	1.500%		14,000,000	11,016,250
AMAG Pharmaceuticals, Inc.
06/01/2022	3.250%		8,000,000	6,960,000
Apellis Pharmaceuticals, Inc.(e)
09/15/2026	3.500%		8,000,000	8,682,112
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	13,000,000	8,571,319
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	13,289,292
Coherus Biosciences, Inc.(e)
04/15/2026	1.500%		8,000,000	9,522,921
Halozyme Therapeutics, Inc.(e)
12/01/2024	1.250%		6,500,000	8,924,169
Illumina, Inc.
06/15/2021	0.500%		6,000,000	8,636,250
Insmed, Inc.
01/15/2025	1.750%		13,500,000	13,620,716
Radius Health, Inc.
09/01/2024	3.000%		12,000,000	9,771,000
Sarepta Therapeutics, Inc.
11/15/2024	1.500%		5,000,000	10,679,964
Total				114,291,641
Retailers 5.5%
American Eagle Outfitters, Inc.(e)
04/15/2025	3.750%		6,500,000	10,546,785

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Stores, Inc.(e)
04/15/2025	2.250%	12,000,000	13,927,027
Dick’s Sporting Goods, Inc.(e)
04/15/2025	3.250%	6,000,000	10,390,973
Guess?, Inc.
04/15/2024	2.000%	12,000,000	8,985,444
RH(e),(g)
09/15/2024	0.000%	7,000,000	11,554,753
Under Armour, Inc.(e)
06/01/2024	1.500%	9,000,000	10,485,514
Wayfair, Inc.(e)
10/01/2025	0.625%	25,000,000	25,658,095
Wayfair, Inc.
08/15/2026	1.000%	8,000,000	16,640,000
Total			108,188,591
Technology 28.5%
2U, Inc.(e)
05/01/2025	2.250%	5,500,000	9,044,587
Akamai Technologies, Inc.(e)
09/01/2027	0.375%	21,000,000	24,845,535
Alteryx, Inc.
08/01/2024	0.500%	14,000,000	14,180,753
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	15,405,000
Avaya Holdings Corp.
06/15/2023	2.250%	10,000,000	9,205,760
Coupa Software, Inc.(e)
06/15/2026	0.375%	34,000,000	44,482,349
Datadog, Inc.(e)
06/15/2025	0.125%	8,000,000	9,533,939
DocuSign, Inc.
09/15/2023	0.500%	5,000,000	15,575,414
Envestnet, Inc.(e)
08/15/2025	0.750%	9,500,000	9,930,317
Everbridge, Inc.(e)
12/15/2024	0.125%	10,000,000	14,684,778
IAC Financeco 2, Inc.(e)
06/15/2026	0.875%	18,000,000	26,035,241
Inphi Corp.(e)
04/15/2025	0.750%	7,000,000	8,508,700
Lumentum Holdings, Inc.
03/15/2024	0.250%	7,000,000	10,804,780
Microchip Technology, Inc.
02/15/2027	1.625%	10,000,000	15,915,359
Junior Subordinated
02/15/2037	2.250%	21,000,000	32,649,079
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MongoDB, Inc.(e)
01/15/2026	0.250%	13,500,000	17,735,625
Okta, Inc.(e)
06/15/2026	0.375%	24,000,000	27,602,355
ON Semiconductor Corp.
12/01/2020	1.000%	7,000,000	8,330,748
Palo Alto Networks, Inc.(e)
06/01/2025	0.375%	30,000,000	32,693,073
Parsons Corp.(e)
08/15/2025	0.250%	9,000,000	9,018,612
RealPage, Inc.
05/15/2025	1.500%	12,000,000	12,922,500
Sabre GLBL, Inc.(e)
04/15/2025	4.000%	6,500,000	7,897,636
Sailpoint Technologies Holdings, Inc.(e)
09/15/2024	0.125%	7,500,000	11,370,292
ServiceNow, Inc.(g)
06/01/2022	0.000%	4,500,000	16,076,864
Silicon Laboratories, Inc.(e)
06/15/2025	0.625%	12,000,000	13,243,515
SMART Global Holdings, Inc.(e)
02/15/2026	2.250%	10,000,000	8,919,000
Splunk, Inc.(e)
06/15/2027	1.125%	32,000,000	37,391,737
Square, Inc.(e)
03/01/2025	0.125%	36,000,000	54,663,360
Tabula Rasa HealthCare, Inc.(e)
02/15/2026	1.750%	10,500,000	10,530,405
Teradyne, Inc.
12/15/2023	1.250%	4,000,000	10,882,500
Tricida, Inc.(e)
05/15/2027	3.500%	7,000,000	4,498,902
Twilio, Inc.
06/01/2023	0.250%	5,500,000	20,937,566
Total			565,516,281
Wireless 0.3%
Gogo, Inc.
05/15/2022	6.000%	5,300,000	5,569,583
Wirelines 2.7%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	5,500,000	9,201,500
RingCentral, Inc.(e),(g)
03/01/2025	0.000%	30,000,000	33,115,560

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vonage Holdings Corp.
06/01/2024	1.750%	11,000,000	11,229,457
Total			53,546,517
Total Convertible Bonds (Cost $1,229,276,222)			1,593,804,575

Convertible Preferred Stocks 15.6%
Issuer		Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 1.1%
2020 Cash Mandatory Exchangeable Trust(e)	5.250%	20,000	21,911,400
Total Communication Services			21,911,400
Consumer Discretionary 1.1%
Auto Components 0.5%
Aptiv PLC	5.500%	90,000	9,964,980
Internet & Direct Marketing Retail 0.6%
2020 Mandatory Exchangeable Trust(e)	6.500%	7,500	10,905,762
Total Consumer Discretionary			20,870,742
Consumer Staples 0.5%
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	100,000	9,769,899
Total Consumer Staples			9,769,899
Financials 1.8%
Capital Markets 1.3%
Cowen, Inc.	5.625%	6,200	5,387,493
KKR & Co., Inc.	6.000%	375,000	20,250,000
Total			25,637,493
Insurance 0.5%
Assurant, Inc.	6.500%	82,500	9,768,825
Total Financials			35,406,318
Health Care 4.6%
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co.	6.000%	330,000	17,691,300
Boston Scientific Corp.	5.500%	125,000	14,605,500
Danaher Corp.	5.000%	28,000	34,506,080
Total			66,802,880
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care Technology 0.5%
Change Healthcare, Inc.	6.000%	185,000	9,703,250
Life Sciences Tools & Services 0.7%
Avantor, Inc.	6.250%	210,000	15,273,300
Total Health Care			91,779,430
Industrials 0.7%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	145,000	14,651,670
Total Industrials			14,651,670
Information Technology 0.4%
Electronic Equipment, Instruments & Components 0.4%
II-VI, Inc.	6.000%	40,000	8,299,760
Total Information Technology			8,299,760
Materials 0.7%
Chemicals 0.7%
International Flavors & Fragrances, Inc.	6.000%	300,000	13,680,000
Total Materials			13,680,000
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
QTS Realty Trust, Inc.	6.500%	68,000	10,331,937
Total Real Estate			10,331,937
Utilities 4.2%
Electric Utilities 2.1%
NextEra Energy, Inc.	5.279%	675,000	32,285,250
PG&E Corp.	5.500%	100,000	9,728,000
Total			42,013,250
Multi-Utilities 1.5%
DTE Energy Co.	6.250%	625,000	28,841,250
Water Utilities 0.6%
Essential Utilities, Inc.	6.000%	230,000	12,924,436
Total Utilities			83,778,936
Total Convertible Preferred Stocks (Cost $285,852,135)			310,480,092

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Utilities 0.7%
Electric Utilities 0.7%
American Electric Power Co., Inc.	6.125%	280,000	13,577,200
Total Utilities			13,577,200
Total Preferred Stocks (Cost $14,060,000)			13,577,200

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(h),(i)	5,806,489	5,806,489
Total Money Market Funds (Cost $5,806,477)		5,806,489
Total Investments in Securities (Cost: $1,570,764,768)		1,970,755,508
Other Assets & Liabilities, Net		11,080,691
Net Assets		1,981,836,199
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $2,295,715, which represents 0.12% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $914,401,829, which represents 46.14% of total net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2020, the total value of these securities amounted to $420,750, which represents 0.02% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	28,318,922	505,451,813	(527,961,656)	(2,590)	5,806,489	30,069	89,408	5,806,489
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Energy	—	—	2,295,715	2,295,715
Health Care	3,017,687	—	—	3,017,687
Information Technology	41,773,750	—	—	41,773,750
Total Common Stocks	44,791,437	—	2,295,715	47,087,152
Convertible Bonds	—	1,593,804,575	—	1,593,804,575
Convertible Preferred Stocks
Communication Services	—	21,911,400	—	21,911,400
Consumer Discretionary	—	20,870,742	—	20,870,742
Consumer Staples	—	9,769,899	—	9,769,899
Financials	—	35,406,318	—	35,406,318
Health Care	—	91,779,430	—	91,779,430
Industrials	—	14,651,670	—	14,651,670
Information Technology	—	8,299,760	—	8,299,760
Materials	—	13,680,000	—	13,680,000
Real Estate	—	10,331,937	—	10,331,937
Utilities	—	83,778,936	—	83,778,936
Total Convertible Preferred Stocks	—	310,480,092	—	310,480,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Preferred Stocks
Utilities	—	13,577,200	—	13,577,200
Total Preferred Stocks	—	13,577,200	—	13,577,200
Money Market Funds	5,806,489	—	—	5,806,489
Total Investments in Securities	50,597,926	1,917,861,867	2,295,715	1,970,755,508
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,564,958,291)	$1,964,949,019
Affiliated issuers (cost $5,806,477)	5,806,489
Receivable for:
Investments sold	21,286,907
Capital shares sold	2,000,813
Dividends	1,280,086
Interest	4,891,321
Prepaid expenses	8,991
Other assets	29,809
Total assets	2,000,253,435
Liabilities
Payable for:
Investments purchased	16,093,905
Capital shares purchased	1,869,232
Management services fees	119,768
Distribution and/or service fees	14,829
Transfer agent fees	140,939
Compensation of board members	137,193
Compensation of chief compliance officer	149
Other expenses	41,221
Total liabilities	18,417,236
Net assets applicable to outstanding capital stock	$1,981,836,199
Represented by
Paid in capital	1,484,026,601
Total distributable earnings (loss)	497,809,598
Total - representing net assets applicable to outstanding capital stock	$1,981,836,199
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	13

Statement of Assets and Liabilities  (continued)
August 31, 2020 (Unaudited)
Class A
Net assets	$420,517,079
Shares outstanding	15,629,764
Net asset value per share	$26.90
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.54
Advisor Class
Net assets	$172,246,021
Shares outstanding	6,329,504
Net asset value per share	$27.21
Class C
Net assets	$76,655,436
Shares outstanding	2,860,406
Net asset value per share	$26.80
Institutional Class
Net assets	$986,538,615
Shares outstanding	36,598,169
Net asset value per share	$26.96
Institutional 2 Class
Net assets	$183,550,969
Shares outstanding	6,752,545
Net asset value per share	$27.18
Institutional 3 Class
Net assets	$140,368,047
Shares outstanding	5,119,130
Net asset value per share	$27.42
Class R
Net assets	$1,960,032
Shares outstanding	72,928
Net asset value per share	$26.88
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,448,616
Dividends — affiliated issuers	89,408
Interest	12,324,271
Interfund lending	126
Total income	21,862,421
Expenses:
Management services fees	5,955,544
Distribution and/or service fees
Class A	419,291
Class C	321,274
Class R	4,137
Transfer agent fees
Class A	180,096
Advisor Class	64,012
Class C	34,545
Institutional Class	417,629
Institutional 2 Class	39,824
Institutional 3 Class	5,382
Class R	889
Compensation of board members	13,034
Custodian fees	4,846
Printing and postage fees	40,632
Registration fees	80,666
Audit fees	14,993
Legal fees	13,018
Compensation of chief compliance officer	149
Other	13,743
Total expenses	7,623,704
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(132,674)
Fees waived by transfer agent
Institutional 2 Class	(5,388)
Institutional 3 Class	(1,747)
Total net expenses	7,483,895
Net investment income	14,378,526
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	102,914,641
Investments — affiliated issuers	30,069
Foreign currency translations	5,736
Net realized gain	102,950,446
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	286,632,942
Investments — affiliated issuers	(2,590)
Foreign currency translations	1,329
Net change in unrealized appreciation (depreciation)	286,631,681
Net realized and unrealized gain	389,582,127
Net increase in net assets resulting from operations	$403,960,653
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	15

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$14,378,526	$25,225,416
Net realized gain	102,950,446	96,072,548
Net change in unrealized appreciation (depreciation)	286,631,681	28,214,650
Net increase in net assets resulting from operations	403,960,653	149,512,614
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,820,568)	(19,462,475)
Advisor Class	(4,955,084)	(4,865,869)
Class C	(2,359,689)	(3,070,845)
Institutional Class	(32,414,493)	(42,810,874)
Institutional 2 Class	(5,507,573)	(6,918,147)
Institutional 3 Class	(5,512,003)	(7,115,129)
Class R	(62,043)	(122,603)
Total distributions to shareholders	(64,631,453)	(84,365,942)
Increase in net assets from capital stock activity	212,032,424	256,745,390
Total increase in net assets	551,361,624	321,892,062
Net assets at beginning of period	1,430,474,575	1,108,582,513
Net assets at end of period	$1,981,836,199	$1,430,474,575
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,731,133	63,295,654	4,360,574	94,935,324
Distributions reinvested	450,201	10,058,467	638,016	13,768,058
Redemptions	(1,918,483)	(41,033,619)	(4,307,203)	(93,362,623)
Net increase	1,262,851	32,320,502	691,387	15,340,759
Advisor Class
Subscriptions	3,418,991	77,296,362	3,314,559	73,339,965
Distributions reinvested	218,715	4,948,853	222,512	4,854,911
Redemptions	(1,558,929)	(33,913,941)	(1,722,208)	(37,901,225)
Net increase	2,078,777	48,331,274	1,814,863	40,293,651
Class C
Subscriptions	347,444	7,990,908	1,070,570	23,306,724
Distributions reinvested	90,913	2,043,503	123,128	2,653,398
Redemptions	(410,478)	(9,242,412)	(474,408)	(10,254,412)
Net increase	27,879	791,999	719,290	15,705,710
Institutional Class
Subscriptions	11,781,143	264,276,651	13,888,726	303,951,549
Distributions reinvested	1,163,585	25,964,848	1,535,050	33,176,052
Redemptions	(9,481,784)	(202,265,160)	(8,252,510)	(179,691,428)
Net increase	3,462,944	87,976,339	7,171,266	157,436,173
Institutional 2 Class
Subscriptions	3,916,094	83,490,773	5,014,833	109,175,210
Distributions reinvested	236,415	5,369,998	318,069	6,915,549
Redemptions	(1,533,706)	(32,930,141)	(5,005,134)	(110,303,792)
Net increase	2,618,803	55,930,630	327,768	5,786,967
Institutional 3 Class
Subscriptions	515,993	11,882,376	1,833,426	40,855,531
Distributions reinvested	243,821	5,508,118	324,002	7,114,937
Redemptions	(1,343,877)	(30,471,158)	(1,159,672)	(25,218,350)
Net increase (decrease)	(584,063)	(13,080,664)	997,756	22,752,118
Class R
Subscriptions	23,380	540,179	42,464	932,277
Distributions reinvested	1,803	40,282	2,063	44,526
Redemptions	(38,379)	(818,117)	(70,252)	(1,546,791)
Net decrease	(13,196)	(237,656)	(25,725)	(569,988)
Total net increase	8,853,995	212,032,424	11,696,605	256,745,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$22.09	0.19	5.55	5.74	(0.29)	(0.64)	(0.93)
Year Ended 2/29/2020	$20.92	0.39	2.18	2.57	(0.50)	(0.90)	(1.40)
Year Ended 2/28/2019	$20.41	0.39	1.11	1.50	(0.40)	(0.59)	(0.99)
Year Ended 2/28/2018	$18.64	0.43	1.89	2.32	(0.55)	—	(0.55)
Year Ended 2/28/2017	$15.07	0.47	3.52	3.99	(0.42)	—	(0.42)
Year Ended 2/29/2016	$19.53	0.38	(3.25)	(2.87)	(0.75)	(0.87)	(1.62)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$22.34	0.22	5.60	5.82	(0.31)	(0.64)	(0.95)
Year Ended 2/29/2020	$21.14	0.45	2.20	2.65	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.61	0.44	1.13	1.57	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.82	0.48	1.90	2.38	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.21	0.50	3.57	4.07	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.69	0.45	(3.29)	(2.84)	(0.80)	(0.87)	(1.67)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$22.00	0.11	5.53	5.64	(0.20)	(0.64)	(0.84)
Year Ended 2/29/2020	$20.84	0.23	2.17	2.40	(0.34)	(0.90)	(1.24)
Year Ended 2/28/2019	$20.33	0.23	1.12	1.35	(0.25)	(0.59)	(0.84)
Year Ended 2/28/2018	$18.57	0.29	1.87	2.16	(0.40)	—	(0.40)
Year Ended 2/28/2017	$15.02	0.34	3.50	3.84	(0.29)	—	(0.29)
Year Ended 2/29/2016	$19.46	0.25	(3.24)	(2.99)	(0.61)	(0.87)	(1.48)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$22.13	0.22	5.56	5.78	(0.31)	(0.64)	(0.95)
Year Ended 2/29/2020	$20.96	0.45	2.17	2.62	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.44	0.44	1.12	1.56	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.67	0.48	1.88	2.36	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.10	0.51	3.52	4.03	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.56	0.42	(3.24)	(2.82)	(0.80)	(0.87)	(1.67)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$22.31	0.23	5.60	5.83	(0.32)	(0.64)	(0.96)
Year Ended 2/29/2020	$21.12	0.47	2.18	2.65	(0.56)	(0.90)	(1.46)
Year Ended 2/28/2019	$20.59	0.45	1.14	1.59	(0.47)	(0.59)	(1.06)
Year Ended 2/28/2018	$18.80	0.50	1.90	2.40	(0.61)	—	(0.61)
Year Ended 2/28/2017	$15.20	0.52	3.55	4.07	(0.47)	—	(0.47)
Year Ended 2/29/2016	$19.68	0.45	(3.27)	(2.82)	(0.82)	(0.87)	(1.69)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	—	$26.90	26.87%	1.14%(c)	1.13%(c)	1.68%(c)	68%	$420,517
Year Ended 2/29/2020	—	$22.09	12.55%	1.17%(d)	1.12%(d),(e)	1.81%	74%	$317,365
Year Ended 2/28/2019	—	$20.92	7.70%	1.20%(d)	1.13%(d),(e)	1.88%	60%	$286,075
Year Ended 2/28/2018	—	$20.41	12.65%	1.22%	1.12%(e)	2.21%	67%	$248,052
Year Ended 2/28/2017	—	$18.64	26.68%	1.25%	1.13%(e)	2.73%	72%	$289,232
Year Ended 2/29/2016	0.03	$15.07	(15.46%)(f)	1.23%(g)	1.11%(e),(g)	2.11%	71%	$287,364
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	—	$27.21	27.01%	0.89%(c)	0.88%(c)	1.90%(c)	68%	$172,246
Year Ended 2/29/2020	—	$22.34	12.84%	0.92%(d)	0.87%(d),(e)	2.06%	74%	$94,945
Year Ended 2/28/2019	—	$21.14	7.99%	0.95%(d)	0.88%(d),(e)	2.15%	60%	$51,487
Year Ended 2/28/2018	—	$20.61	12.91%	0.97%	0.87%(e)	2.43%	67%	$18,432
Year Ended 2/28/2017	—	$18.82	27.00%	1.00%	0.88%(e)	2.95%	72%	$11,789
Year Ended 2/29/2016	0.03	$15.21	(15.21%)(f)	1.00%(g)	0.87%(e),(g)	2.59%	71%	$14,556
Class C
Six Months Ended 8/31/2020 (Unaudited)	—	$26.80	26.40%	1.89%(c)	1.87%(c)	0.94%(c)	68%	$76,655
Year Ended 2/29/2020	—	$22.00	11.71%	1.92%(d)	1.87%(d),(e)	1.06%	74%	$62,313
Year Ended 2/28/2019	—	$20.84	6.92%	1.95%(d)	1.88%(d),(e)	1.14%	60%	$44,035
Year Ended 2/28/2018	—	$20.33	11.80%	1.97%	1.87%(e)	1.47%	67%	$40,419
Year Ended 2/28/2017	—	$18.57	25.70%	2.00%	1.88%(e)	1.98%	72%	$42,161
Year Ended 2/29/2016	0.03	$15.02	(16.06%)(f)	1.99%(g)	1.87%(e),(g)	1.38%	71%	$47,322
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	—	$26.96	27.09%	0.89%(c)	0.88%(c)	1.92%(c)	68%	$986,539
Year Ended 2/29/2020	—	$22.13	12.81%	0.92%(d)	0.87%(d),(e)	2.06%	74%	$733,400
Year Ended 2/28/2019	—	$20.96	8.00%	0.95%(d)	0.88%(d),(e)	2.13%	60%	$544,140
Year Ended 2/28/2018	—	$20.44	12.91%	0.97%	0.87%(e)	2.49%	67%	$393,240
Year Ended 2/28/2017	—	$18.67	26.94%	1.00%	0.88%(e)	2.97%	72%	$229,113
Year Ended 2/29/2016	0.03	$15.10	(15.21%)(f)	0.98%(g)	0.86%(e),(g)	2.27%	71%	$203,574
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	—	$27.18	27.09%	0.85%(c)	0.81%(c)	1.96%(c)	68%	$183,551
Year Ended 2/29/2020	—	$22.31	12.88%	0.87%(d)	0.81%(d)	2.13%	74%	$92,233
Year Ended 2/28/2019	—	$21.12	8.07%	0.89%(d)	0.81%(d)	2.19%	60%	$80,367
Year Ended 2/28/2018	—	$20.59	13.02%	0.90%	0.80%	2.54%	67%	$49,709
Year Ended 2/28/2017	—	$18.80	27.08%	0.90%	0.79%	3.02%	72%	$65,291
Year Ended 2/29/2016	0.03	$15.20	(15.13%)(f)	0.87%(g)	0.76%(g)	2.48%	71%	$38,717
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$22.50	0.24	5.64	5.88	(0.32)	(0.64)	(0.96)
Year Ended 2/29/2020	$21.28	0.48	2.21	2.69	(0.57)	(0.90)	(1.47)
Year Ended 2/28/2019	$20.74	0.47	1.14	1.61	(0.48)	(0.59)	(1.07)
Year Ended 2/28/2018	$18.94	0.51	1.91	2.42	(0.62)	—	(0.62)
Year Ended 2/28/2017	$15.31	0.53	3.58	4.11	(0.48)	—	(0.48)
Year Ended 2/29/2016	$19.81	0.51	(3.34)	(2.83)	(0.83)	(0.87)	(1.70)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$22.06	0.17	5.55	5.72	(0.26)	(0.64)	(0.90)
Year Ended 2/29/2020	$20.90	0.34	2.16	2.50	(0.44)	(0.90)	(1.34)
Year Ended 2/28/2019	$20.39	0.33	1.12	1.45	(0.35)	(0.59)	(0.94)
Year Ended 2/28/2018	$18.62	0.38	1.89	2.27	(0.50)	—	(0.50)
Year Ended 2/28/2017	$15.06	0.42	3.51	3.93	(0.37)	—	(0.37)
Year Ended 2/29/2016	$19.51	0.34	(3.24)	(2.90)	(0.71)	(0.87)	(1.58)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	—	$27.42	27.11%	0.79%(c)	0.77%(c)	2.05%(c)	68%	$140,368
Year Ended 2/29/2020	—	$22.50	12.97%	0.82%(d)	0.77%(d)	2.17%	74%	$128,319
Year Ended 2/28/2019	—	$21.28	8.11%	0.84%(d)	0.76%(d)	2.25%	60%	$100,142
Year Ended 2/28/2018	—	$20.74	13.03%	0.85%	0.75%	2.58%	67%	$90,655
Year Ended 2/28/2017	—	$18.94	27.14%	0.85%	0.74%	3.06%	72%	$1,269
Year Ended 2/29/2016	0.03	$15.31	(15.09%)(f)	0.84%(g)	0.72%(g)	3.01%	71%	$812
Class R
Six Months Ended 8/31/2020 (Unaudited)	—	$26.88	26.77%	1.39%(c)	1.38%(c)	1.46%(c)	68%	$1,960
Year Ended 2/29/2020	—	$22.06	12.23%	1.42%(d)	1.37%(d),(e)	1.56%	74%	$1,900
Year Ended 2/28/2019	—	$20.90	7.44%	1.45%(d)	1.38%(d),(e)	1.63%	60%	$2,337
Year Ended 2/28/2018	—	$20.39	12.38%	1.47%	1.37%(e)	1.97%	67%	$3,031
Year Ended 2/28/2017	—	$18.62	26.32%	1.50%	1.38%(e)	2.44%	72%	$3,240
Year Ended 2/29/2016	0.03	$15.06	(15.63%)(f)	1.49%(g)	1.37%(e),(g)	1.91%	71%	$2,429
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2020	21

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
22	Columbia Convertible Securities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Convertible Securities Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.76% of the Fund’s average daily net assets.
24	Columbia Convertible Securities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2020 through June 30, 2021, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
Columbia Convertible Securities Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	324,365
Class C	—	1.00(b)	6,166

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	1.13%
Advisor Class	0.88
Class C	1.88
Institutional Class	0.88
Institutional 2 Class	0.81
Institutional 3 Class	0.77
Class R	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
26	Columbia Convertible Securities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2020 through June 30, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,570,765,000	441,634,000	(41,643,000)	399,991,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,215,324,214 and $1,041,518,039, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Convertible Securities Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,080,000	0.70	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on
28	Columbia Convertible Securities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Columbia Convertible Securities Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Shareholder concentration risk
At August 31, 2020, two unaffiliated shareholders of record owned 27.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Convertible Securities Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2020	31

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
32	Columbia Convertible Securities Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but at the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2020	33

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Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR134_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Select Large Cap Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Equity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since 2004
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2014
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	19.64	23.23	14.01	14.57
	Including sales charges		12.74	16.13	12.68	13.89
Advisor Class*		07/05/17	19.80	23.60	14.30	14.85
Class C	Excluding sales charges	08/02/99	19.28	22.40	13.16	13.72
	Including sales charges		18.28	21.40	13.16	13.72
Institutional Class		10/02/98	19.86	23.65	14.31	14.86
Institutional 2 Class*		11/08/12	19.95	23.70	14.41	14.94
Institutional 3 Class*		03/01/17	19.92	23.81	14.41	14.91
S&P 500 Index			19.63	21.94	14.46	15.16
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	98.4
Convertible Preferred Stocks	0.8
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	10.7
Consumer Discretionary	12.5
Consumer Staples	5.8
Energy	1.9
Financials	7.2
Health Care	15.3
Industrials	9.0
Information Technology	31.9
Materials	1.0
Real Estate	3.4
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,196.40	1,021.34	4.40	4.05	0.79
Advisor Class	1,000.00	1,000.00	1,198.00	1,022.55	3.06	2.82	0.55
Class C	1,000.00	1,000.00	1,192.80	1,017.54	8.56	7.87	1.54
Institutional Class	1,000.00	1,000.00	1,198.60	1,022.55	3.06	2.82	0.55
Institutional 2 Class	1,000.00	1,000.00	1,199.50	1,023.01	2.56	2.36	0.46
Institutional 3 Class	1,000.00	1,000.00	1,199.20	1,023.26	2.29	2.10	0.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.6%
Entertainment 1.2%
Electronic Arts, Inc.(a)	76,077	10,610,459
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	27,363	44,716,068
Media 2.9%
Comcast Corp., Class A	383,919	17,203,410
Discovery, Inc., Class A(a)	361,239	7,970,739
Total		25,174,149
Wireless Telecommunication Services 1.4%
T-Mobile USA, Inc.(a)	103,428	12,067,979
Total Communication Services		92,568,655
Consumer Discretionary 12.4%
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	54,094	4,688,327
Las Vegas Sands Corp.	141,883	7,194,887
Total		11,883,214
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.(a)	15,505	53,507,135
Multiline Retail 2.6%
Dollar Tree, Inc.(a)	95,884	9,230,753
Target Corp.	91,741	13,872,156
Total		23,102,909
Specialty Retail 2.2%
Home Depot, Inc. (The)	66,600	18,983,664
Total Consumer Discretionary		107,476,922
Consumer Staples 5.8%
Food & Staples Retailing 1.7%
Walmart, Inc.	106,348	14,766,420
Food Products 1.4%
Mondelez International, Inc., Class A	201,052	11,745,458
Household Products 1.3%
Kimberly-Clark Corp.	70,774	11,165,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	156,284	12,469,900
Total Consumer Staples		50,147,084
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	144,615	12,137,537
EOG Resources, Inc.	83,825	3,800,626
Total		15,938,163
Total Energy		15,938,163
Financials 7.2%
Banks 4.4%
Bank of America Corp.	600,154	15,447,964
JPMorgan Chase & Co.	186,207	18,656,079
Popular, Inc.	120,647	4,468,765
Total		38,572,808
Capital Markets 1.6%
BlackRock, Inc.	22,817	13,557,633
Insurance 1.2%
Allstate Corp. (The)	108,765	10,115,145
Total Financials		62,245,586
Health Care 14.4%
Biotechnology 2.6%
AbbVie, Inc.	122,609	11,742,264
Alexion Pharmaceuticals, Inc.(a)	45,682	5,217,798
BioMarin Pharmaceutical, Inc.(a)	25,079	1,956,914
Exact Sciences Corp.(a)	49,472	3,724,747
Total		22,641,723
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	147,860	16,186,234
Baxter International, Inc.	109,602	9,543,046
Total		25,729,280
Health Care Providers & Services 2.3%
Centene Corp.(a)	153,821	9,432,304
Cigna Corp.	59,691	10,587,392
Total		20,019,696
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.0%
IQVIA Holdings, Inc.(a)	56,118	9,189,323
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	139,788	8,694,814
Eli Lilly and Co.	81,837	12,143,792
Johnson & Johnson	150,206	23,043,103
Royalty Pharma PLC, Class A(a)	97,830	4,048,205
Total		47,929,914
Total Health Care		125,509,936
Industrials 8.9%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	30,284	10,375,601
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	71,787	11,745,789
Building Products 2.5%
Masco Corp.	198,504	11,572,783
Trane Technologies PLC	83,859	9,928,067
Total		21,500,850
Machinery 1.1%
Cummins, Inc.	45,756	9,482,931
Road & Rail 2.8%
Norfolk Southern Corp.	52,854	11,233,061
Union Pacific Corp.	69,229	13,322,429
Total		24,555,490
Total Industrials		77,660,661
Information Technology 31.7%
Communications Equipment 1.4%
Cisco Systems, Inc.	291,371	12,301,683
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	103,023	9,952,022
IT Services 5.5%
Fidelity National Information Services, Inc.	93,620	14,122,577
International Business Machines Corp.	99,159	12,227,296
MasterCard, Inc., Class A	58,863	21,084,138
Total		47,434,011
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.4%
Broadcom, Inc.	43,957	15,259,673
NVIDIA Corp.	30,793	16,473,639
NXP Semiconductors NV	70,477	8,863,188
Qorvo, Inc.(a)	45,509	5,837,439
Total		46,433,939
Software 10.7%
Adobe, Inc.(a)	38,878	19,959,577
Microsoft Corp.	272,212	61,391,972
NortonLifeLock, Inc.	493,696	11,611,730
Total		92,963,279
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.(b)	430,300	55,525,912
HP, Inc.	530,204	10,365,488
Total		65,891,400
Total Information Technology		274,976,334
Materials 1.0%
Metals & Mining 1.0%
Barrick Gold Corp.	284,066	8,422,557
Total Materials		8,422,557
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
American Homes 4 Rent, Class A	240,898	6,899,319
American Tower Corp.	47,069	11,727,241
ProLogis, Inc.	105,141	10,709,662
Total		29,336,222
Total Real Estate		29,336,222
Utilities 1.3%
Multi-Utilities 1.3%
DTE Energy Co.	92,882	11,022,307
Total Utilities		11,022,307
Total Common Stocks (Cost $553,737,458)		855,304,427

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Danaher Corp.	5.000%	5,440	6,704,039
Total Health Care			6,704,039
Total Convertible Preferred Stocks (Cost $5,443,800)			6,704,039

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c),(d)	7,395,180	7,395,180
Total Money Market Funds (Cost $7,393,273)		7,395,180
Total Investments in Securities (Cost: $566,574,531)		869,403,646
Other Assets & Liabilities, Net		(1,234,823)
Net Assets		868,168,823
At August 31, 2020, securities and/or cash totaling $141,944 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	25	09/2020	USD	4,373,625	556,767	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	6,034,636	147,257,662	(145,898,442)	1,324	7,395,180	239	32,956	7,395,180
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	92,568,655	—	—	92,568,655
Consumer Discretionary	107,476,922	—	—	107,476,922
Consumer Staples	50,147,084	—	—	50,147,084
Energy	15,938,163	—	—	15,938,163
Financials	62,245,586	—	—	62,245,586
Health Care	125,509,936	—	—	125,509,936
Industrials	77,660,661	—	—	77,660,661
Information Technology	274,976,334	—	—	274,976,334
Materials	8,422,557	—	—	8,422,557
Real Estate	29,336,222	—	—	29,336,222
Utilities	11,022,307	—	—	11,022,307
Total Common Stocks	855,304,427	—	—	855,304,427
Convertible Preferred Stocks
Health Care	—	6,704,039	—	6,704,039
Total Convertible Preferred Stocks	—	6,704,039	—	6,704,039
Money Market Funds	7,395,180	—	—	7,395,180
Total Investments in Securities	862,699,607	6,704,039	—	869,403,646
Investments in Derivatives
Asset
Futures Contracts	556,767	—	—	556,767
Total	863,256,374	6,704,039	—	869,960,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $559,181,258)	$862,008,466
Affiliated issuers (cost $7,393,273)	7,395,180
Receivable for:
Capital shares sold	150,719
Dividends	1,269,858
Foreign tax reclaims	2,272
Expense reimbursement due from Investment Manager	26,699
Prepaid expenses	5,429
Other assets	26,835
Total assets	870,885,458
Liabilities
Payable for:
Capital shares purchased	2,437,609
Variation margin for futures contracts	6,875
Management services fees	53,582
Distribution and/or service fees	4,717
Transfer agent fees	42,373
Compensation of board members	142,544
Compensation of chief compliance officer	83
Other expenses	28,852
Total liabilities	2,716,635
Net assets applicable to outstanding capital stock	$868,168,823
Represented by
Paid in capital	552,503,956
Total distributable earnings (loss)	315,664,867
Total - representing net assets applicable to outstanding capital stock	$868,168,823
Class A
Net assets	$199,704,726
Shares outstanding	12,151,851
Net asset value per share	$16.43
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.43
Advisor Class
Net assets	$1,123,916
Shares outstanding	69,263
Net asset value per share	$16.23
Class C
Net assets	$7,483,619
Shares outstanding	503,956
Net asset value per share	$14.85
Institutional Class
Net assets	$146,924,549
Shares outstanding	9,010,919
Net asset value per share	$16.31
Institutional 2 Class
Net assets	$45,621,838
Shares outstanding	2,706,309
Net asset value per share	$16.86
Institutional 3 Class
Net assets	$467,310,175
Shares outstanding	29,117,747
Net asset value per share	$16.05
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,856,351
Dividends — affiliated issuers	32,956
Foreign taxes withheld	(23,208)
Total income	6,866,099
Expenses:
Management services fees	2,800,856
Distribution and/or service fees
Class A	211,284
Class C	33,369
Transfer agent fees
Class A	121,104
Advisor Class	753
Class C	4,783
Institutional Class	93,489
Institutional 2 Class	9,419
Institutional 3 Class	15,823
Compensation of board members	7,848
Custodian fees	6,138
Printing and postage fees	13,740
Registration fees	46,665
Audit fees	14,993
Legal fees	8,654
Compensation of chief compliance officer	79
Other	9,321
Total expenses	3,398,318
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,401,864)
Total net expenses	1,996,454
Net investment income	4,869,645
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,153,762
Investments — affiliated issuers	239
Futures contracts	553,647
Net realized gain	7,707,648
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	133,018,301
Investments — affiliated issuers	1,324
Futures contracts	1,018,384
Net change in unrealized appreciation (depreciation)	134,038,009
Net realized and unrealized gain	141,745,657
Net increase in net assets resulting from operations	$146,615,302
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$4,869,645	$13,439,679
Net realized gain	7,707,648	33,948,506
Net change in unrealized appreciation (depreciation)	134,038,009	6,853,711
Net increase in net assets resulting from operations	146,615,302	54,241,896
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,110,327)	(8,128,738)
Advisor Class	(31,155)	(211,295)
Class C	(260,763)	(331,874)
Institutional Class	(4,689,373)	(8,874,648)
Institutional 2 Class	(989,854)	(1,276,966)
Institutional 3 Class	(14,958,817)	(20,084,460)
Total distributions to shareholders	(27,040,289)	(38,907,981)
Increase (decrease) in net assets from capital stock activity	70,830,752	(18,482,795)
Total increase (decrease) in net assets	190,405,765	(3,148,880)
Net assets at beginning of period	677,763,058	680,911,938
Net assets at end of period	$868,168,823	$677,763,058
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,789,322	25,479,883	1,117,225	16,161,538
Distributions reinvested	151,523	2,207,689	193,648	2,772,344
Redemptions	(741,578)	(10,308,323)	(1,231,202)	(18,070,781)
Net increase	1,199,267	17,379,249	79,671	863,101
Advisor Class
Subscriptions	39,296	540,161	103,618	1,483,868
Distributions reinvested	2,160	31,059	14,912	211,152
Redemptions	(206,893)	(2,817,592)	(111,845)	(1,662,976)
Net increase (decrease)	(165,437)	(2,246,372)	6,685	32,044
Class C
Subscriptions	106,705	1,284,939	96,991	1,277,788
Distributions reinvested	16,843	222,160	22,225	288,516
Redemptions	(86,957)	(1,088,655)	(262,590)	(3,453,111)
Net increase (decrease)	36,591	418,444	(143,374)	(1,886,807)
Institutional Class
Subscriptions	681,744	8,929,617	1,617,438	22,932,594
Distributions reinvested	295,995	4,277,132	449,621	6,390,254
Redemptions	(878,593)	(12,392,962)	(4,574,789)	(68,579,665)
Net increase (decrease)	99,146	813,787	(2,507,730)	(39,256,817)
Institutional 2 Class
Subscriptions	1,322,611	19,750,671	505,441	7,507,267
Distributions reinvested	66,256	989,854	87,065	1,276,817
Redemptions	(240,704)	(3,571,696)	(399,153)	(5,986,153)
Net increase	1,148,163	17,168,829	193,353	2,797,931
Institutional 3 Class
Subscriptions	5,103,692	68,869,566	4,413,726	64,981,120
Distributions reinvested	849,054	12,073,550	1,241,280	17,368,334
Redemptions	(3,097,406)	(43,646,301)	(4,384,530)	(63,381,701)
Net increase	2,855,340	37,296,815	1,270,476	18,967,753
Total net increase (decrease)	5,173,070	70,830,752	(1,100,919)	(18,482,795)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

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Columbia Select Large Cap Equity Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$14.22	0.08	2.65	2.73	(0.13)	(0.39)	(0.52)
Year Ended 2/29/2020	$13.95	0.24	0.77	1.01	(0.12)	(0.62)	(0.74)
Year Ended 2/28/2019	$14.82	0.16	0.33	0.49	(0.14)	(1.22)	(1.36)
Year Ended 2/28/2018	$13.16	0.09	2.36	2.45	(0.08)	(0.71)	(0.79)
Year Ended 2/28/2017	$10.85	0.12	2.43	2.55	(0.12)	(0.12)	(0.24)
Year Ended 2/29/2016	$12.86	0.05	(0.62)	(0.57)	(0.20)	(1.24)	(1.44)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$14.04	0.10	2.61	2.71	(0.13)	(0.39)	(0.52)
Year Ended 2/29/2020	$13.78	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.66	0.20	0.33	0.53	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018(g)	$13.61	0.11	1.63	1.74	(0.10)	(0.59)	(0.69)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$12.92	0.02	2.41	2.43	(0.11)	(0.39)	(0.50)
Year Ended 2/29/2020	$12.74	0.11	0.71	0.82	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2019	$13.64	0.05	0.31	0.36	(0.04)	(1.22)	(1.26)
Year Ended 2/28/2018	$12.18	(0.02)	2.19	2.17	—	(0.71)	(0.71)
Year Ended 2/28/2017	$10.07	0.03	2.24	2.27	(0.04)	(0.12)	(0.16)
Year Ended 2/29/2016	$12.04	(0.04)	(0.57)	(0.61)	(0.12)	(1.24)	(1.36)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$14.10	0.09	2.64	2.73	(0.13)	(0.39)	(0.52)
Year Ended 2/29/2020	$13.84	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.71	0.19	0.34	0.53	(0.18)	(1.22)	(1.40)
Year Ended 2/28/2018	$13.06	0.12	2.35	2.47	(0.11)	(0.71)	(0.82)
Year Ended 2/28/2017	$10.78	0.15	2.40	2.55	(0.15)	(0.12)	(0.27)
Year Ended 2/29/2016	$12.78	0.07	(0.60)	(0.53)	(0.23)	(1.24)	(1.47)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$14.55	0.10	2.74	2.84	(0.14)	(0.39)	(0.53)
Year Ended 2/29/2020	$14.26	0.29	0.79	1.08	(0.17)	(0.62)	(0.79)
Year Ended 2/28/2019	$15.11	0.22	0.34	0.56	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018	$13.41	0.13	2.40	2.53	(0.12)	(0.71)	(0.83)
Year Ended 2/28/2017	$11.05	0.15	2.49	2.64	(0.16)	(0.12)	(0.28)
Year Ended 2/29/2016	$13.07	0.06	(0.60)	(0.54)	(0.24)	(1.24)	(1.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	—	$16.43	19.64%	1.17%(c)	0.79%(c)	1.05%(c)	33%	$199,705
Year Ended 2/29/2020	—	$14.22	7.30%	1.18%	0.80%(d)	1.63%	46%	$155,699
Year Ended 2/28/2019	—	$13.95	3.61%	1.19%	0.80%(d)	1.10%	62%	$151,703
Year Ended 2/28/2018	—	$14.82	18.87%	1.19%	1.13%(d)	0.61%	45%	$149,489
Year Ended 2/28/2017	—	$13.16	23.66%	1.22%	1.17%(d)	0.98%	67%	$136,584
Year Ended 2/29/2016	0.00(e)	$10.85	(5.38%)(f)	1.25%	1.18%(d)	0.41%	102%	$119,928
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	—	$16.23	19.80%	0.92%(c)	0.55%(c)	1.35%(c)	33%	$1,124
Year Ended 2/29/2020	—	$14.04	7.58%	0.93%	0.55%(d)	1.81%	46%	$3,294
Year Ended 2/28/2019	—	$13.78	3.88%	0.94%	0.55%(d)	1.45%	62%	$3,143
Year Ended 2/28/2018(g)	—	$14.66	12.96%	0.97%(c)	0.69%(c),(d)	1.17%(c)	45%	$240
Class C
Six Months Ended 8/31/2020 (Unaudited)	—	$14.85	19.28%	1.92%(c)	1.54%(c)	0.31%(c)	33%	$7,484
Year Ended 2/29/2020	—	$12.92	6.45%	1.93%	1.55%(d)	0.83%	46%	$6,040
Year Ended 2/28/2019	—	$12.74	2.85%	1.94%	1.55%(d)	0.34%	62%	$7,783
Year Ended 2/28/2018	—	$13.64	18.03%	1.94%	1.87%(d)	(0.15%)	45%	$8,199
Year Ended 2/28/2017	—	$12.18	22.66%	1.97%	1.92%(d)	0.23%	67%	$5,692
Year Ended 2/29/2016	0.00(e)	$10.07	(6.05%)(f)	2.00%	1.93%(d)	(0.35%)	102%	$4,739
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	—	$16.31	19.86%	0.92%(c)	0.55%(c)	1.31%(c)	33%	$146,925
Year Ended 2/29/2020	—	$14.10	7.54%	0.93%	0.55%(d)	1.76%	46%	$125,623
Year Ended 2/28/2019	—	$13.84	3.90%	0.94%	0.55%(d)	1.34%	62%	$158,057
Year Ended 2/28/2018	—	$14.71	19.21%	0.94%	0.88%(d)	0.86%	45%	$170,394
Year Ended 2/28/2017	—	$13.06	23.83%	0.97%	0.92%(d)	1.23%	67%	$159,193
Year Ended 2/29/2016	0.00(e)	$10.78	(5.09%)(f)	1.00%	0.93%(d)	0.55%	102%	$149,765
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	—	$16.86	19.95%	0.84%(c)	0.46%(c)	1.35%(c)	33%	$45,622
Year Ended 2/29/2020	—	$14.55	7.61%	0.85%	0.46%	1.97%	46%	$22,676
Year Ended 2/28/2019	—	$14.26	4.01%	0.84%	0.46%	1.53%	62%	$19,466
Year Ended 2/28/2018	—	$15.11	19.15%	0.86%	0.80%	0.90%	45%	$10,777
Year Ended 2/28/2017	—	$13.41	24.09%	0.86%	0.83%	1.21%	67%	$269
Year Ended 2/29/2016	0.00(e)	$11.05	(5.05%)(f)	0.86%	0.84%	0.47%	102%	$153
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.88	0.10	2.60	2.70	(0.14)	(0.39)	(0.53)
Year Ended 2/29/2020	$13.63	0.29	0.76	1.05	(0.18)	(0.62)	(0.80)
Year Ended 2/28/2019	$14.51	0.21	0.33	0.54	(0.20)	(1.22)	(1.42)
Year Ended 2/28/2018(h)	$13.08	0.14	2.13	2.27	(0.13)	(0.71)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.
(g)	Advisor Class shares commenced operations on July 5, 2017. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	—	$16.05	19.92%	0.79%(c)	0.41%(c)	1.43%(c)	33%	$467,310
Year Ended 2/29/2020	—	$13.88	7.72%	0.80%	0.42%	2.04%	46%	$364,432
Year Ended 2/28/2019	—	$13.63	4.02%	0.80%	0.43%	1.48%	62%	$340,760
Year Ended 2/28/2018(h)	—	$14.51	17.63%	0.81%	0.76%	0.98%	45%	$330,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	19

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	556,767*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	553,647

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,018,384
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,966,613

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	50,294
Class C	—	1.00(b)	44

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2020 through June 30, 2021	Prior to July 1, 2020
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.46	0.46
Institutional 3 Class	0.41	0.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
566,575,000	318,600,000	(15,215,000)	303,385,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $294,809,977 and $244,172,624, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 25.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 48.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	31

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
32	Columbia Select Large Cap Equity Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2020	33

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Columbia Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR172_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Large Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Index Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	19.35	21.37	13.94	14.65
Institutional Class	12/15/93	19.51	21.69	14.23	14.94
Institutional 2 Class*	11/08/12	19.51	21.67	14.23	14.94
Institutional 3 Class*	03/01/17	19.51	21.67	14.24	14.95
S&P 500 Index		19.63	21.94	14.46	15.16
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Index Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	98.3
Money Market Funds	1.7
Warrants	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	11.1
Consumer Discretionary	11.5
Consumer Staples	6.9
Energy	2.3
Financials	9.6
Health Care	14.0
Industrials	8.0
Information Technology	28.7
Materials	2.5
Real Estate	2.6
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Index Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,193.50	1,023.06	2.50	2.31	0.45
Institutional Class	1,000.00	1,000.00	1,195.10	1,024.33	1.11	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,195.10	1,024.33	1.11	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,195.10	1,024.33	1.11	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Index Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	863,752	25,748,447
CenturyLink, Inc.	119,741	1,287,216
Verizon Communications, Inc.	501,643	29,732,381
Total		56,768,044
Entertainment 2.0%
Activision Blizzard, Inc.	93,410	7,801,603
Electronic Arts, Inc.(a)	35,002	4,881,729
Live Nation Entertainment, Inc.(a)	17,220	978,096
Netflix, Inc.(a)	53,317	28,234,551
Take-Two Interactive Software, Inc.(a)	13,812	2,364,476
Walt Disney Co. (The)	218,975	28,876,233
Total		73,136,688
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	36,377	59,277,413
Alphabet, Inc., Class C(a)	35,455	57,939,852
Facebook, Inc., Class A(a)	291,501	85,468,093
Twitter, Inc.(a)	95,119	3,859,929
Total		206,545,287
Media 1.3%
Charter Communications, Inc., Class A(a)	18,266	11,244,732
Comcast Corp., Class A	552,167	24,742,603
Discovery, Inc., Class A(a)	19,396	427,973
Discovery, Inc., Class C(a)	38,346	765,770
DISH Network Corp., Class A(a)	31,175	1,107,336
Fox Corp., Class A	41,534	1,157,137
Fox Corp., Class B	19,311	536,846
Interpublic Group of Companies, Inc. (The)	47,231	838,823
News Corp., Class A	47,138	712,727
News Corp., Class B	14,758	222,403
Omnicom Group, Inc.	25,980	1,405,258
ViacomCBS, Inc., Class B	65,538	1,825,233
Total		44,986,841
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	70,580	8,235,274
Total Communication Services		389,672,134
Consumer Discretionary 11.2%
Auto Components 0.1%
Aptiv PLC	32,498	2,798,728
BorgWarner, Inc.	25,132	1,020,108
Total		3,818,836
Automobiles 0.2%
Ford Motor Co.	473,547	3,229,591
General Motors Co.	152,670	4,523,612
Total		7,753,203
Distributors 0.1%
Genuine Parts Co.	17,488	1,651,567
LKQ Corp.(a)	36,845	1,169,460
Total		2,821,027
Diversified Consumer Services 0.0%
H&R Block, Inc.	23,338	338,401
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	57,431	946,463
Chipotle Mexican Grill, Inc.(a)	3,115	4,081,522
Darden Restaurants, Inc.	15,748	1,364,879
Domino’s Pizza, Inc.	4,740	1,938,470
Hilton Worldwide Holdings, Inc.	33,614	3,037,361
Las Vegas Sands Corp.	40,740	2,065,926
Marriott International, Inc., Class A	32,629	3,357,850
McDonald’s Corp.	90,136	19,245,839
MGM Resorts International	59,797	1,345,433
Norwegian Cruise Line Holdings Ltd.(a)	33,093	566,221
Royal Caribbean Cruises Ltd.	20,817	1,433,042
Starbucks Corp.	141,603	11,961,206
Wynn Resorts Ltd.	11,769	1,029,199
Yum! Brands, Inc.	36,487	3,497,279
Total		55,870,690
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	40,104	2,862,223
Garmin Ltd.	17,597	1,823,225
Leggett & Platt, Inc.	16,035	657,435
Lennar Corp., Class A	33,292	2,490,907
Mohawk Industries, Inc.(a)	7,213	665,976
Newell Brands, Inc.	46,272	739,427
NVR, Inc.(a)	420	1,750,703
PulteGroup, Inc.	30,561	1,362,715
Whirlpool Corp.	7,532	1,338,587
Total		13,691,198
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.(a)	50,790	175,274,258
Booking Holdings, Inc.(a)	4,962	9,479,653
eBay, Inc.	80,069	4,386,180
Expedia Group, Inc.	16,419	1,611,525
Total		190,751,616
Leisure Products 0.0%
Hasbro, Inc.	15,442	1,218,991
Multiline Retail 0.5%
Dollar General Corp.	30,511	6,159,561
Dollar Tree, Inc.(a)	28,758	2,768,532
Kohl’s Corp.	19,119	408,382
Target Corp.	60,614	9,165,443
Total		18,501,918
Specialty Retail 2.4%
Advance Auto Parts, Inc.	8,377	1,309,409
AutoZone, Inc.(a)	2,827	3,381,968
Best Buy Co., Inc.	27,552	3,055,792
CarMax, Inc.(a)	19,734	2,110,157
Gap, Inc. (The)	25,806	448,766
Home Depot, Inc. (The)	130,383	37,164,370
L Brands, Inc.	28,294	831,844
Lowe’s Companies, Inc.	91,527	15,073,582
O’Reilly Automotive, Inc.(a)	8,998	4,189,739
Ross Stores, Inc.	43,085	3,924,182
Tiffany & Co.	13,241	1,622,022
TJX Companies, Inc. (The)	145,222	7,956,713
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	14,017	2,086,150
Ulta Beauty, Inc.(a)	6,825	1,584,629
Total		84,739,323
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	42,188	645,054
Nike, Inc., Class B	150,327	16,820,088
PVH Corp.	8,595	479,257
Ralph Lauren Corp.	5,791	398,595
Tapestry, Inc.	33,468	492,984
Under Armour, Inc., Class A(a)	22,845	224,109
Under Armour, Inc., Class C(a)	23,822	210,825
VF Corp.	38,650	2,541,237
Total		21,812,149
Total Consumer Discretionary		401,317,352
Consumer Staples 6.8%
Beverages 1.6%
Brown-Forman Corp., Class B	22,110	1,617,789
Coca-Cola Co. (The)	468,595	23,209,510
Constellation Brands, Inc., Class A	20,357	3,755,459
Molson Coors Beverage Co., Class B	22,799	858,154
Monster Beverage Corp.(a)	45,317	3,800,284
PepsiCo, Inc.	168,210	23,559,493
Total		56,800,689
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	53,529	18,609,892
Kroger Co. (The)	95,309	3,400,625
Sysco Corp.	61,540	3,701,016
Walgreens Boots Alliance, Inc.	89,329	3,396,288
Walmart, Inc.	171,656	23,834,436
Total		52,942,257
Food Products 1.1%
Archer-Daniels-Midland Co.	67,341	3,014,183
Campbell Soup Co.	20,516	1,079,347
ConAgra Foods, Inc.	59,049	2,265,120
General Mills, Inc.	73,483	4,699,238
Hershey Co. (The)	17,869	2,656,048
Hormel Foods Corp.	33,976	1,732,096
JM Smucker Co. (The)	13,826	1,661,609

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	30,326	2,150,417
Kraft Heinz Co. (The)	75,539	2,646,886
Lamb Weston Holdings, Inc.	17,703	1,112,633
McCormick & Co., Inc.	14,993	3,091,557
Mondelez International, Inc., Class A	173,045	10,109,289
Tyson Foods, Inc., Class A	35,678	2,240,578
Total		38,459,001
Household Products 1.7%
Church & Dwight Co., Inc.	29,813	2,856,980
Clorox Co. (The)	15,168	3,390,048
Colgate-Palmolive Co.	103,831	8,229,645
Kimberly-Clark Corp.	41,286	6,513,279
Procter & Gamble Co. (The)	300,118	41,515,323
Total		62,505,275
Personal Products 0.2%
Coty, Inc., Class A	36,078	129,159
Estee Lauder Companies, Inc. (The), Class A	27,251	6,042,092
Total		6,171,251
Tobacco 0.7%
Altria Group, Inc.	225,283	9,853,878
Philip Morris International, Inc.	188,769	15,061,879
Total		24,915,757
Total Consumer Staples		241,794,230
Energy 2.3%
Energy Equipment & Services 0.2%
Baker Hughes Co.	79,413	1,134,017
Halliburton Co.	106,354	1,720,808
National Oilwell Varco, Inc.	47,066	564,792
Schlumberger NV	168,245	3,198,337
TechnipFMC PLC	50,987	392,600
Total		7,010,554
Oil, Gas & Consumable Fuels 2.1%
Apache Corp.	45,754	677,159
Cabot Oil & Gas Corp.	48,316	916,555
Chevron Corp.	226,328	18,995,709
Concho Resources, Inc.	23,842	1,239,307
ConocoPhillips Co.	130,005	4,925,890
Devon Energy Corp.	46,399	504,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Diamondback Energy, Inc.	19,128	745,227
EOG Resources, Inc.	70,562	3,199,281
Exxon Mobil Corp.(b)	512,579	20,472,405
Hess Corp.	31,648	1,457,074
HollyFrontier Corp.	18,058	431,045
Kinder Morgan, Inc.	235,775	3,258,411
Marathon Oil Corp.	95,811	505,882
Marathon Petroleum Corp.	78,835	2,795,489
Noble Energy, Inc.	58,154	578,632
Occidental Petroleum Corp.	109,109	1,390,049
ONEOK, Inc.	53,332	1,465,563
Phillips 66	52,935	3,095,109
Pioneer Natural Resources Co.	19,983	2,076,833
Valero Energy Corp.	49,425	2,599,261
Williams Companies, Inc. (The)	147,074	3,053,256
Total		74,382,494
Total Energy		81,393,048
Financials 9.5%
Banks 3.3%
Bank of America Corp.	946,557	24,364,377
Citigroup, Inc.	252,373	12,901,308
Citizens Financial Group, Inc.	51,716	1,337,893
Comerica, Inc.	16,854	666,239
Fifth Third Bancorp	86,304	1,783,041
First Republic Bank	20,790	2,347,399
Huntington Bancshares, Inc.	122,955	1,157,006
JPMorgan Chase & Co.	369,390	37,009,184
KeyCorp	118,245	1,456,778
M&T Bank Corp.	15,547	1,605,383
People’s United Financial, Inc.	51,476	544,616
PNC Financial Services Group, Inc. (The)	51,433	5,719,350
Regions Financial Corp.	116,018	1,341,168
SVB Financial Group(a)	6,249	1,595,870
Truist Financial Corp.	163,356	6,339,846
U.S. Bancorp	166,175	6,048,770
Wells Fargo & Co.	452,308	10,923,238
Zions Bancorp	19,867	638,923
Total		117,780,389

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Ameriprise Financial, Inc.(c)	14,829	2,325,187
Bank of New York Mellon Corp. (The)	97,678	3,612,132
BlackRock, Inc.	18,705	11,114,324
Cboe Global Markets, Inc.	13,297	1,220,532
Charles Schwab Corp. (The)	138,904	4,935,259
CME Group, Inc.	43,473	7,645,596
E*TRADE Financial Corp.	26,800	1,449,880
Franklin Resources, Inc.	33,625	708,142
Goldman Sachs Group, Inc. (The)	37,522	7,687,132
Intercontinental Exchange, Inc.	66,335	7,046,767
Invesco Ltd.	45,618	465,304
MarketAxess Holdings, Inc.	4,600	2,235,324
Moody’s Corp.	19,548	5,759,623
Morgan Stanley	145,173	7,586,741
MSCI, Inc.	10,303	3,845,801
Nasdaq, Inc.	13,924	1,871,664
Northern Trust Corp.	25,221	2,065,348
Raymond James Financial, Inc.	14,780	1,119,142
S&P Global, Inc.	29,199	10,699,098
State Street Corp.	42,663	2,904,924
T. Rowe Price Group, Inc.	27,583	3,839,829
Total		90,137,749
Consumer Finance 0.4%
American Express Co.	80,023	8,129,536
Capital One Financial Corp.	55,201	3,810,525
Discover Financial Services	37,136	1,971,179
Synchrony Financial	65,100	1,615,131
Total		15,526,371
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	235,668	51,385,051
Insurance 1.8%
Aflac, Inc.	86,980	3,159,114
Allstate Corp. (The)	38,083	3,541,719
American International Group, Inc.	104,418	3,042,740
Aon PLC, Class A	28,011	5,601,920
Arthur J Gallagher & Co.	22,992	2,421,058
Assurant, Inc.	7,234	879,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Chubb Ltd.	54,721	6,840,125
Cincinnati Financial Corp.	18,292	1,452,568
Everest Re Group Ltd.	4,846	1,066,508
Globe Life, Inc.	11,868	978,873
Hartford Financial Services Group, Inc. (The)	43,404	1,755,692
Lincoln National Corp.	23,426	844,507
Loews Corp.	29,342	1,052,204
Marsh & McLennan Companies, Inc.	61,849	7,107,068
MetLife, Inc.	93,523	3,596,894
Principal Financial Group, Inc.	30,873	1,300,062
Progressive Corp. (The)	70,952	6,743,278
Prudential Financial, Inc.	47,883	3,245,031
Travelers Companies, Inc. (The)	30,655	3,557,206
Unum Group	24,662	455,754
Willis Towers Watson PLC	15,605	3,207,296
WR Berkley Corp.	17,120	1,062,296
Total		62,911,278
Total Financials		337,740,838
Health Care 13.7%
Biotechnology 2.1%
AbbVie, Inc.	213,648	20,461,069
Alexion Pharmaceuticals, Inc.(a)	26,772	3,057,898
Amgen, Inc.	71,309	18,063,996
Biogen, Inc.(a)	19,784	5,690,670
Gilead Sciences, Inc.	152,019	10,147,268
Incyte Corp.(a)	21,870	2,107,174
Regeneron Pharmaceuticals, Inc.(a)	12,232	7,582,984
Vertex Pharmaceuticals, Inc.(a)	31,434	8,773,858
Total		75,884,917
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	214,431	23,473,762
ABIOMED, Inc.(a)	5,452	1,677,144
Align Technology, Inc.(a)	8,692	2,581,350
Baxter International, Inc.	61,683	5,370,739
Becton Dickinson and Co.	35,752	8,679,513
Boston Scientific Corp.(a)	173,198	7,104,582
Cooper Companies, Inc. (The)	5,955	1,872,133
Danaher Corp.	76,286	15,750,770
Dentsply Sirona, Inc.	26,561	1,191,792

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DexCom, Inc.(a)	11,190	4,760,338
Edwards Lifesciences Corp.(a)	75,118	6,448,129
Hologic, Inc.(a)	31,300	1,869,236
IDEXX Laboratories, Inc.(a)	10,299	4,027,527
Intuitive Surgical, Inc.(a)	14,141	10,334,808
Medtronic PLC	162,576	17,472,043
ResMed, Inc.	17,542	3,171,243
STERIS PLC	10,300	1,644,292
Stryker Corp.	39,083	7,744,687
Teleflex, Inc.	5,630	2,212,308
Varian Medical Systems, Inc.(a)	11,007	1,911,586
West Pharmaceutical Services, Inc.	8,920	2,532,923
Zimmer Biomet Holdings, Inc.	25,070	3,531,862
Total		135,362,767
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	17,999	1,746,443
Anthem, Inc.	30,568	8,605,503
Cardinal Health, Inc.	35,396	1,796,701
Centene Corp.(a)	70,205	4,304,971
Cigna Corp.	44,735	7,934,647
CVS Health Corp.	158,457	9,843,349
DaVita, Inc.(a)	10,337	896,838
HCA Healthcare, Inc.	31,929	4,333,404
Henry Schein, Inc.(a)	17,303	1,149,611
Humana, Inc.	16,030	6,655,175
Laboratory Corp. of America Holdings(a)	11,785	2,071,214
McKesson Corp.	19,626	3,011,414
Quest Diagnostics, Inc.	16,216	1,803,868
UnitedHealth Group, Inc.	114,966	35,932,623
Universal Health Services, Inc., Class B	9,415	1,038,945
Total		91,124,706
Health Care Technology 0.1%
Cerner Corp.	36,894	2,706,913
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	37,428	3,758,520
Bio-Rad Laboratories, Inc., Class A(a)	2,590	1,317,248
Illumina, Inc.(a)	17,823	6,366,732
IQVIA Holdings, Inc.(a)	21,525	3,524,719
Common Stocks (continued)
Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(a)	2,902	2,817,203
PerkinElmer, Inc.	13,505	1,589,809
Thermo Fisher Scientific, Inc.	47,880	20,539,562
Waters Corp.(a)	7,507	1,623,464
Total		41,537,257
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	274,299	17,061,398
Eli Lilly and Co.	102,098	15,150,322
Johnson & Johnson	319,387	48,997,160
Merck & Co., Inc.	305,989	26,091,682
Mylan NV(a)	62,672	1,026,567
Perrigo Co. PLC	16,527	864,362
Pfizer, Inc.	673,403	25,447,899
Zoetis, Inc.	57,580	9,218,558
Total		143,857,948
Total Health Care		490,474,508
Industrials 7.9%
Aerospace & Defense 1.6%
Boeing Co. (The)	64,991	11,166,754
General Dynamics Corp.	28,170	4,207,189
Howmet Aerospace, Inc.	46,525	815,118
Huntington Ingalls Industries, Inc.	4,905	743,206
L3 Harris Technologies, Inc.	26,172	4,730,327
Lockheed Martin Corp.	29,922	11,677,360
Northrop Grumman Corp.	18,797	6,440,040
Raytheon Technologies Corp.	178,297	10,876,117
Teledyne Technologies, Inc.(a)	4,440	1,392,428
Textron, Inc.	27,602	1,088,347
TransDigm Group, Inc.	6,095	3,045,489
Total		56,182,375
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	16,317	1,603,961
Expeditors International of Washington, Inc.	20,176	1,783,357
FedEx Corp.	29,135	6,405,038
United Parcel Service, Inc., Class B	85,356	13,965,949
Total		23,758,305

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.	14,859	578,758
American Airlines Group, Inc.	60,249	786,250
Delta Air Lines, Inc.	68,813	2,122,881
Southwest Airlines Co.	65,018	2,443,376
United Airlines Holdings, Inc.(a)	30,630	1,102,680
Total		7,033,945
Building Products 0.4%
Allegion PLC	11,176	1,155,487
AO Smith Corp.	16,376	801,933
Carrier Global Corp.	98,705	2,946,344
Fortune Brands Home & Security, Inc.	16,941	1,424,399
Johnson Controls International PLC	90,173	3,672,746
Masco Corp.	31,977	1,864,259
Trane Technologies PLC	28,998	3,433,073
Total		15,298,241
Commercial Services & Supplies 0.4%
Cintas Corp.	10,220	3,405,713
Copart, Inc.(a)	25,048	2,587,959
Republic Services, Inc.	25,473	2,361,857
Rollins, Inc.	17,086	942,122
Waste Management, Inc.	47,070	5,365,980
Total		14,663,631
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	15,769	1,423,467
Quanta Services, Inc.	16,691	855,414
Total		2,278,881
Electrical Equipment 0.4%
AMETEK, Inc.	27,818	2,801,273
Eaton Corp. PLC	48,492	4,951,033
Emerson Electric Co.	72,433	5,031,921
Rockwell Automation, Inc.	14,044	3,237,563
Total		16,021,790
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
3M Co.	69,733	11,367,874
General Electric Co.	1,060,399	6,722,930
Honeywell International, Inc.	85,083	14,085,490
Roper Technologies, Inc.	12,657	5,406,944
Total		37,583,238
Machinery 1.5%
Caterpillar, Inc.	65,612	9,337,244
Cummins, Inc.	17,888	3,707,288
Deere & Co.	37,925	7,966,526
Dover Corp.	17,455	1,917,257
Flowserve Corp.	15,770	468,054
Fortive Corp.	35,940	2,591,633
IDEX Corp.	9,140	1,647,302
Illinois Tool Works, Inc.	34,851	6,884,815
Ingersoll Rand, Inc.(a)	41,922	1,469,785
Otis Worldwide Corp.	49,347	3,103,926
PACCAR, Inc.	41,907	3,597,297
Parker-Hannifin Corp.	15,559	3,205,310
Pentair PLC	20,092	906,953
Snap-On, Inc.	6,587	976,654
Stanley Black & Decker, Inc.	18,680	3,013,084
Westinghouse Air Brake Technologies Corp.	21,916	1,458,510
Xylem, Inc.	21,813	1,748,966
Total		54,000,604
Professional Services 0.3%
Equifax, Inc.	14,718	2,476,598
IHS Markit Ltd.	48,358	3,864,771
Nielsen Holdings PLC	43,213	660,295
Robert Half International, Inc.	13,890	738,948
Verisk Analytics, Inc.	19,674	3,672,545
Total		11,413,157
Road & Rail 1.0%
CSX Corp.	92,796	7,095,182
JB Hunt Transport Services, Inc.	10,232	1,438,006
Kansas City Southern	11,522	2,097,465
Norfolk Southern Corp.	31,053	6,599,694

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	11,440	2,312,939
Union Pacific Corp.	82,259	15,829,922
Total		35,373,208
Trading Companies & Distributors 0.2%
Fastenal Co.	69,442	3,392,936
United Rentals, Inc.(a)	8,734	1,546,355
W.W. Grainger, Inc.	5,247	1,917,411
Total		6,856,702
Total Industrials		280,464,077
Information Technology 28.2%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	6,512	1,455,106
Cisco Systems, Inc.	514,114	21,705,893
F5 Networks, Inc.(a)	7,384	977,125
Juniper Networks, Inc.	40,167	1,004,175
Motorola Solutions, Inc.	20,613	3,189,862
Total		28,332,161
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	35,874	3,938,965
CDW Corp.	17,250	1,960,463
Corning, Inc.	92,011	2,986,677
FLIR Systems, Inc.	15,861	585,271
IPG Photonics Corp.(a)	4,310	697,056
Keysight Technologies, Inc.(a)	22,677	2,234,138
TE Connectivity Ltd.	39,986	3,862,648
Zebra Technologies Corp., Class A(a)	6,440	1,845,253
Total		18,110,471
IT Services 5.5%
Accenture PLC, Class A	77,223	18,528,114
Akamai Technologies, Inc.(a)	19,676	2,290,877
Automatic Data Processing, Inc.	52,099	7,246,450
Broadridge Financial Solutions, Inc.	13,916	1,912,058
Cognizant Technology Solutions Corp., Class A	65,534	4,381,603
DXC Technology Co.	30,765	614,685
Fidelity National Information Services, Inc.	74,900	11,298,665
Fiserv, Inc.(a)	68,177	6,789,066
FleetCor Technologies, Inc.(a)	10,158	2,554,229
Gartner, Inc.(a)	10,814	1,403,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	36,258	6,403,888
International Business Machines Corp.	107,638	13,272,842
Jack Henry & Associates, Inc.	9,285	1,535,925
Leidos Holdings, Inc.	16,190	1,465,033
MasterCard, Inc., Class A	107,144	38,377,909
Paychex, Inc.	38,698	2,959,236
PayPal Holdings, Inc.(a)	142,342	29,057,696
VeriSign, Inc.(a)	12,321	2,646,551
Visa, Inc., Class A	204,524	43,357,043
Western Union Co. (The)	49,815	1,175,136
Total		197,270,879
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	141,978	12,894,442
Analog Devices, Inc.	44,664	5,220,328
Applied Materials, Inc.	111,108	6,844,253
Broadcom, Inc.	48,468	16,825,666
Intel Corp.	513,287	26,151,973
KLA Corp.	18,796	3,855,811
Lam Research Corp.	17,596	5,918,239
Maxim Integrated Products, Inc.	32,326	2,212,391
Microchip Technology, Inc.	29,744	3,262,917
Micron Technology, Inc.(a)	134,826	6,135,931
NVIDIA Corp.	74,567	39,891,854
Qorvo, Inc.(a)	13,905	1,783,594
QUALCOMM, Inc.	136,372	16,241,905
Skyworks Solutions, Inc.	20,222	2,929,157
Texas Instruments, Inc.	111,257	15,815,183
Xilinx, Inc.	29,474	3,070,012
Total		169,053,656
Software 9.3%
Adobe, Inc.(a)	58,410	29,987,110
ANSYS, Inc.(a)	10,416	3,531,128
Autodesk, Inc.(a)	26,571	6,528,495
Cadence Design Systems, Inc.(a)	33,843	3,753,527
Citrix Systems, Inc.	14,063	2,041,948
Fortinet, Inc.(a)	16,262	2,146,665
Intuit, Inc.	31,609	10,917,433
Microsoft Corp.	919,329	207,336,269
NortonLifeLock, Inc.	65,695	1,545,146

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	252,326	14,438,094
Paycom Software, Inc.(a)	5,850	1,751,841
Salesforce.com, Inc.(a)	109,227	29,780,742
ServiceNow, Inc.(a)	23,120	11,144,302
Synopsys, Inc.(a)	18,276	4,044,479
Tyler Technologies, Inc.(a)	4,820	1,664,394
Total		330,611,573
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,975,688	254,942,780
Hewlett Packard Enterprise Co.	155,751	1,506,112
HP, Inc.	173,349	3,388,973
NetApp, Inc.	26,814	1,270,715
Seagate Technology PLC	27,372	1,313,582
Western Digital Corp.	36,334	1,395,952
Xerox Holdings Corp.	22,200	418,692
Total		264,236,806
Total Information Technology		1,007,615,546
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	26,778	7,826,138
Albemarle Corp.	12,885	1,172,664
Celanese Corp., Class A	14,336	1,450,086
CF Industries Holdings, Inc.	25,923	845,868
Corteva, Inc.	90,719	2,590,027
Dow, Inc.	89,793	4,051,460
DuPont de Nemours, Inc.	88,959	4,960,354
Eastman Chemical Co.	16,470	1,204,122
Ecolab, Inc.	29,976	5,907,670
FMC Corp.	15,689	1,676,527
International Flavors & Fragrances, Inc.	12,952	1,603,328
Linde PLC	63,671	15,901,196
LyondellBasell Industries NV, Class A	31,155	2,040,029
Mosaic Co. (The)	42,271	770,600
PPG Industries, Inc.	28,600	3,443,440
Sherwin-Williams Co. (The)	9,794	6,572,264
Total		62,015,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,550	1,531,668
Vulcan Materials Co.	16,055	1,926,600
Total		3,458,268
Containers & Packaging 0.3%
Amcor PLC	190,870	2,111,022
Avery Dennison Corp.	10,099	1,165,324
Ball Corp.	39,521	3,176,303
International Paper Co.	47,651	1,728,302
Packaging Corp. of America	11,494	1,163,652
Sealed Air Corp.	18,872	741,670
WestRock Co.	31,429	953,241
Total		11,039,514
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	176,019	2,747,657
Newmont Corp.	97,296	6,546,075
Nucor Corp.	36,507	1,659,608
Total		10,953,340
Total Materials		87,466,895
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	15,300	2,576,214
American Tower Corp.	53,744	13,390,318
Apartment Investment & Management Co., Class A	18,044	650,125
AvalonBay Communities, Inc.	17,063	2,696,978
Boston Properties, Inc.	17,517	1,521,702
Crown Castle International Corp.	50,525	8,248,206
Digital Realty Trust, Inc.	32,529	5,063,139
Duke Realty Corp.	44,663	1,721,759
Equinix, Inc.	10,730	8,474,339
Equity Residential	42,401	2,393,536
Essex Property Trust, Inc.	7,933	1,717,574
Extra Space Storage, Inc.	15,651	1,667,614
Federal Realty Investment Trust	8,530	675,917
Healthpeak Properties, Inc.	65,254	1,803,621
Host Hotels & Resorts, Inc.	85,464	959,761
Iron Mountain, Inc.	34,902	1,050,201
Kimco Realty Corp.	52,436	628,708

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	13,867	1,624,103
ProLogis, Inc.	89,539	9,120,443
Public Storage	18,227	3,871,415
Realty Income Corp.	41,630	2,582,309
Regency Centers Corp.	20,563	816,557
SBA Communications Corp.	13,531	4,141,433
Simon Property Group, Inc.	37,065	2,514,860
SL Green Realty Corp.	9,277	433,792
UDR, Inc.	35,753	1,244,562
Ventas, Inc.	45,231	1,863,969
Vornado Realty Trust	19,229	688,975
Welltower, Inc.	50,610	2,911,087
Weyerhaeuser Co.	90,464	2,741,964
Total		89,795,181
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	40,631	1,910,876
Total Real Estate		91,706,057
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	30,249	1,637,983
American Electric Power Co., Inc.	60,081	4,736,185
Duke Energy Corp.	89,083	7,156,928
Edison International	45,813	2,404,266
Entergy Corp.	24,263	2,405,434
Evergy, Inc.	27,485	1,462,752
Eversource Energy	40,791	3,496,197
Exelon Corp.	118,128	4,360,105
FirstEnergy Corp.	65,677	1,877,705
NextEra Energy, Inc.	59,331	16,563,435
NRG Energy, Inc.	29,588	1,018,123
Pinnacle West Capital Corp.	13,639	1,000,421
PPL Corp.	93,200	2,575,116
Southern Co. (The)	128,016	6,679,875
Xcel Energy, Inc.	63,646	4,421,806
Total		61,796,331
Gas Utilities 0.1%
Atmos Energy Corp.	14,830	1,480,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	80,606	1,430,756
Multi-Utilities 0.9%
Ameren Corp.	29,928	2,367,604
CenterPoint Energy, Inc.	66,029	1,325,202
CMS Energy Corp.	34,698	2,098,882
Consolidated Edison, Inc.	40,506	2,889,698
Dominion Energy, Inc.	101,738	7,980,329
DTE Energy Co.	23,348	2,770,707
NiSource, Inc.	46,404	1,028,313
Public Service Enterprise Group, Inc.	61,295	3,202,051
Sempra Energy	35,466	4,385,371
WEC Energy Group, Inc.	38,241	3,597,713
Total		31,645,870
Water Utilities 0.1%
American Water Works Co., Inc.	21,943	3,101,424
Total Utilities		99,454,711
Total Common Stocks (Cost $1,132,222,047)		3,509,099,396

Warrants 0.0%

Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Occidental Petroleum Corp.(a)	13,917	41,055
Total Energy		41,055
Total Warrants (Cost $250,726)		41,055

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c),(d)	61,015,331	61,015,331
Total Money Market Funds (Cost $61,008,523)		61,015,331
Total Investments in Securities (Cost: $1,193,481,296)		3,570,155,782
Other Assets & Liabilities, Net		(2,032,874)
Net Assets		3,568,122,908

At August 31, 2020, securities and/or cash totaling $7,193,194 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	356	09/2020	USD	62,280,420	4,876,965	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,233,812	122,905	(146,477)	114,947	2,325,187	115,845	31,531	14,829
Columbia Short-Term Cash Fund, 0.149%
	31,165,087	474,018,925	(444,174,627)	5,946	61,015,331	(28,994)	109,500	61,015,331
Total				120,893	63,340,518	86,851	141,031

(d)	The rate shown is the seven-day current annualized yield at August 31, 2020.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	389,672,134	—	—	389,672,134
Consumer Discretionary	401,317,352	—	—	401,317,352
Consumer Staples	241,794,230	—	—	241,794,230
Energy	81,393,048	—	—	81,393,048
Financials	337,740,838	—	—	337,740,838
Health Care	490,474,508	—	—	490,474,508
Industrials	280,464,077	—	—	280,464,077
Information Technology	1,007,615,546	—	—	1,007,615,546
Materials	87,466,895	—	—	87,466,895
Real Estate	91,706,057	—	—	91,706,057
Utilities	99,454,711	—	—	99,454,711
Total Common Stocks	3,509,099,396	—	—	3,509,099,396
Warrants
Energy	41,055	—	—	41,055
Total Warrants	41,055	—	—	41,055
Money Market Funds	61,015,331	—	—	61,015,331
Total Investments in Securities	3,570,155,782	—	—	3,570,155,782
Investments in Derivatives
Asset
Futures Contracts	4,876,965	—	—	4,876,965
Total	3,575,032,747	—	—	3,575,032,747
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,132,159,386)	$3,506,815,264
Affiliated issuers (cost $61,321,910)	63,340,518
Receivable for:
Capital shares sold	1,486,719
Dividends	5,438,321
Foreign tax reclaims	1,969
Variation margin for futures contracts	1,900
Expense reimbursement due from Investment Manager	115
Total assets	3,577,084,806
Liabilities
Payable for:
Capital shares purchased	8,532,461
Variation margin for futures contracts	114,680
Management services fees	58,763
Distribution and/or service fees	12,486
Compensation of board members	243,508
Total liabilities	8,961,898
Net assets applicable to outstanding capital stock	$3,568,122,908
Represented by
Paid in capital	1,102,105,509
Total distributable earnings (loss)	2,466,017,399
Total - representing net assets applicable to outstanding capital stock	$3,568,122,908
Class A
Net assets	$606,530,025
Shares outstanding	11,197,863
Net asset value per share	$54.16
Institutional Class
Net assets	$2,369,459,948
Shares outstanding	43,421,134
Net asset value per share	$54.57
Institutional 2 Class
Net assets	$375,890,625
Shares outstanding	6,771,055
Net asset value per share	$55.51
Institutional 3 Class
Net assets	$216,242,310
Shares outstanding	4,034,393
Net asset value per share	$53.60
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	17

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$34,390,993
Dividends — affiliated issuers	141,031
Interfund lending	62
Total income	34,532,086
Expenses:
Management services fees	3,168,026
Distribution and/or service fees
Class A	702,572
Compensation of board members	24,087
Total expenses	3,894,685
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,407)
Total net expenses	3,879,278
Net investment income	30,652,808
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	66,014,902
Investments — affiliated issuers	86,851
Futures contracts	8,815,283
Net realized gain	74,917,036
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	494,367,495
Investments — affiliated issuers	120,893
Futures contracts	7,723,335
Net change in unrealized appreciation (depreciation)	502,211,723
Net realized and unrealized gain	577,128,759
Net increase in net assets resulting from operations	$607,781,567
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$30,652,808	$63,437,690
Net realized gain	74,917,036	222,971,954
Net change in unrealized appreciation (depreciation)	502,211,723	(15,110,160)
Net increase in net assets resulting from operations	607,781,567	271,299,484
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,542,891)	(66,153,830)
Institutional Class	(80,378,114)	(219,833,585)
Institutional 2 Class	(11,853,233)	(33,886,772)
Institutional 3 Class	(6,550,484)	(10,828,920)
Total distributions to shareholders	(120,324,722)	(330,703,107)
Increase (decrease) in net assets from capital stock activity	1,112,080	(103,762,339)
Total increase (decrease) in net assets	488,568,925	(163,165,962)
Net assets at beginning of period	3,079,553,983	3,242,719,945
Net assets at end of period	$3,568,122,908	$3,079,553,983
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,464,611	66,971,500	2,673,174	133,945,597
Distributions reinvested	418,431	20,009,344	1,227,614	60,363,226
Redemptions	(2,982,234)	(137,154,732)	(6,644,814)	(333,488,086)
Net decrease	(1,099,192)	(50,173,888)	(2,744,026)	(139,179,263)
Institutional Class
Subscriptions	3,701,283	170,689,529	7,474,928	374,259,348
Distributions reinvested	1,405,119	67,656,494	3,690,482	182,829,027
Redemptions	(6,725,585)	(311,111,487)	(10,074,191)	(505,004,711)
Net increase (decrease)	(1,619,183)	(72,765,464)	1,091,219	52,083,664
Institutional 2 Class
Subscriptions	1,207,925	57,662,903	1,465,664	75,091,232
Distributions reinvested	239,268	11,719,332	670,343	33,706,797
Redemptions	(1,137,739)	(55,467,736)	(2,495,254)	(127,811,335)
Net increase (decrease)	309,454	13,914,499	(359,247)	(19,013,306)
Institutional 3 Class
Subscriptions	6,257,635	257,341,397	3,171,942	154,038,825
Distributions reinvested	138,470	6,548,256	223,497	10,825,775
Redemptions	(3,460,997)	(153,752,720)	(3,247,613)	(162,518,034)
Net increase	2,935,108	110,136,933	147,826	2,346,566
Total net increase (decrease)	526,187	1,112,080	(1,864,228)	(103,762,339)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2020

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Columbia Large Cap Index Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$47.14	0.41	8.47	8.88	(0.14)	(1.72)	(1.86)
Year Ended 2/29/2020	$48.30	0.84	2.97	3.81	(0.88)	(4.09)	(4.97)
Year Ended 2/28/2019	$50.42	0.81	1.18	1.99	(0.83)	(3.28)	(4.11)
Year Ended 2/28/2018	$45.16	0.73	6.65	7.38	(0.77)	(1.35)	(2.12)
Year Ended 2/28/2017	$37.05	0.73	8.24	8.97	(0.73)	(0.13)	(0.86)
Year Ended 2/29/2016	$40.60	0.64	(3.24)	(2.60)	(0.85)	(0.10)	(0.95)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$47.44	0.48	8.53	9.01	(0.16)	(1.72)	(1.88)
Year Ended 2/29/2020	$48.57	0.98	2.98	3.96	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$50.68	0.94	1.18	2.12	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.38	0.85	6.69	7.54	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.22	0.84	8.28	9.12	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$40.78	0.75	(3.26)	(2.51)	(0.95)	(0.10)	(1.05)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$48.23	0.49	8.67	9.16	(0.16)	(1.72)	(1.88)
Year Ended 2/29/2020	$49.30	0.99	3.03	4.02	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$51.38	0.95	1.20	2.15	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.98	0.87	6.77	7.64	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.70	0.85	8.39	9.24	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$41.29	0.84	(3.38)	(2.54)	(0.95)	(0.10)	(1.05)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$46.63	0.46	8.39	8.85	(0.16)	(1.72)	(1.88)
Year Ended 2/29/2020	$47.81	0.98	2.93	3.91	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$49.95	0.92	1.17	2.09	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018(g)	$45.37	0.98	5.84	6.82	(0.89)	(1.35)	(2.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Large Cap Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$54.16	19.35%	0.45%(c)	0.45%(c)	1.72%(c)	8%	$606,530
Year Ended 2/29/2020	$47.14	7.70%	0.45%	0.45%(d)	1.68%	7%	$579,726
Year Ended 2/28/2019	$48.30	4.19%	0.45%(e)	0.45%(d),(e)	1.64%	6%	$726,445
Year Ended 2/28/2018	$50.42	16.59%	0.45%	0.45%(d)	1.53%	2%	$954,529
Year Ended 2/28/2017	$45.16	24.40%	0.45%(f)	0.45%(d),(f)	1.77%	4%	$1,071,791
Year Ended 2/29/2016	$37.05	(6.57%)	0.45%	0.45%(d)	1.63%	11%	$993,376
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$54.57	19.51%	0.20%(c)	0.20%(c)	1.97%(c)	8%	$2,369,460
Year Ended 2/29/2020	$47.44	7.97%	0.20%	0.20%(d)	1.94%	7%	$2,136,890
Year Ended 2/28/2019	$48.57	4.46%	0.20%(e)	0.20%(d),(e)	1.89%	6%	$2,134,512
Year Ended 2/28/2018	$50.68	16.88%	0.20%	0.20%(d)	1.78%	2%	$2,390,677
Year Ended 2/28/2017	$45.38	24.72%	0.20%(f)	0.20%(d),(f)	2.02%	4%	$2,259,128
Year Ended 2/29/2016	$37.22	(6.34%)	0.20%	0.20%(d)	1.88%	11%	$1,975,099
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$55.51	19.51%	0.20%(c)	0.20%(c)	1.99%(c)	8%	$375,891
Year Ended 2/29/2020	$48.23	7.97%	0.20%	0.20%	1.93%	7%	$311,674
Year Ended 2/28/2019	$49.30	4.45%	0.20%(e)	0.20%(e)	1.89%	6%	$336,271
Year Ended 2/28/2018	$51.38	16.87%	0.20%	0.20%	1.78%	2%	$372,379
Year Ended 2/28/2017	$45.98	24.73%	0.20%(f)	0.20%(f)	2.02%	4%	$361,419
Year Ended 2/29/2016	$37.70	(6.33%)	0.20%	0.20%	2.12%	11%	$273,170
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$53.60	19.51%	0.20%(c)	0.20%(c)	1.95%(c)	8%	$216,242
Year Ended 2/29/2020	$46.63	7.99%	0.20%	0.20%	1.98%	7%	$51,264
Year Ended 2/28/2019	$47.81	4.46%	0.20%(e)	0.20%(e)	1.91%	6%	$45,493
Year Ended 2/28/2018(g)	$49.95	15.29%	0.21%	0.20%	2.01%	2%	$552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2020	23

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Index Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,876,965*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,815,283

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,723,335
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	81,029,010

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Large Cap Index Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
28	Columbia Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Large Cap Index Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,193,481,000	2,460,750,000	(79,198,000)	2,381,552,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $242,806,947 and $349,537,019, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
30	Columbia Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,600,000	0.61	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an
Columbia Large Cap Index Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
32	Columbia Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 10.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Index Fund | Semiannual Report 2020	33

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Large Cap Index Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Large Cap Index Fund | Semiannual Report 2020	35

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Large Cap Index Fund | Semiannual Report 2020

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Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Large Cap Growth Opportunity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Opportunity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term growth of capital.
Portfolio management
Tchintcia Barros, CFA
Co-Portfolio Manager
Managed Fund since 2015
Nicolas Janvier, CFA
Co-Portfolio Manager
Managed Fund since October 2020
Effective October 1, 2020, Nadia Grant no longer serves as a Portfolio Manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	38.43	47.00	18.09	16.99
	Including sales charges		30.46	38.52	16.70	16.30
Advisor Class*		11/08/12	38.62	47.35	18.38	17.21
Class C	Excluding sales charges	12/31/97	37.87	45.87	17.20	16.12
	Including sales charges		36.87	44.87	17.20	16.12
Institutional Class		12/31/97	38.63	47.37	18.39	17.29
Institutional 2 Class*		12/11/13	38.66	47.44	18.48	17.26
Institutional 3 Class*		03/01/17	38.69	47.52	18.40	17.14
Class R*		10/26/16	38.25	46.60	17.79	16.70
Russell 1000 Growth Index			36.94	44.34	20.66	19.02
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	12.4
Consumer Discretionary	18.6
Consumer Staples	2.0
Financials	1.7
Health Care	12.0
Industrials	5.6
Information Technology	46.0
Real Estate	1.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,384.30	1,020.02	6.34	5.38	1.05
Advisor Class	1,000.00	1,000.00	1,386.20	1,021.29	4.84	4.10	0.80
Class C	1,000.00	1,000.00	1,378.70	1,016.27	10.79	9.15	1.79
Institutional Class	1,000.00	1,000.00	1,386.30	1,021.29	4.84	4.10	0.80
Institutional 2 Class	1,000.00	1,000.00	1,386.60	1,021.64	4.42	3.74	0.73
Institutional 3 Class	1,000.00	1,000.00	1,386.90	1,021.85	4.17	3.54	0.69
Class R	1,000.00	1,000.00	1,382.50	1,018.80	7.79	6.60	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 12.4%
Entertainment 1.5%
Electronic Arts, Inc.(a)	186,935	26,071,824
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	50,615	82,478,661
Facebook, Inc., Class A(a)	297,418	87,202,958
Total		169,681,619
Media 1.5%
Comcast Corp., Class A	619,901	27,777,764
Total Communication Services		223,531,207
Consumer Discretionary 18.6%
Automobiles 2.9%
Tesla Motors, Inc.(a)	105,030	52,338,550
Hotels, Restaurants & Leisure 1.7%
Starbucks Corp.	352,179	29,748,560
Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding Ltd., ADR(a)	35,958	10,321,025
Amazon.com, Inc.(a)	44,082	152,125,218
Total		162,446,243
Multiline Retail 1.4%
Target Corp.	168,952	25,547,232
Specialty Retail 2.3%
Home Depot, Inc. (The)	144,047	41,059,157
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	62,468	23,467,353
Total Consumer Discretionary		334,607,095
Consumer Staples 2.0%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	102,455	35,619,505
Total Consumer Staples		35,619,505
Financials 1.6%
Banks 0.6%
Citigroup, Inc.	223,139	11,406,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
Allstate Corp. (The)	196,594	18,283,242
Total Financials		29,690,108
Health Care 12.0%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(a)	123,953	14,157,911
BioMarin Pharmaceutical, Inc.(a)	144,490	11,274,555
Exact Sciences Corp.(a)	102,390	7,708,943
Total		33,141,409
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	277,214	30,346,617
Danaher Corp.	115,497	23,846,666
Medtronic PLC	238,271	25,606,984
Total		79,800,267
Health Care Providers & Services 1.2%
Humana, Inc.	52,985	21,997,782
Life Sciences Tools & Services 1.2%
IQVIA Holdings, Inc.(a)	131,859	21,591,911
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	441,883	27,485,123
Eli Lilly and Co.	219,331	32,546,527
Total		60,031,650
Total Health Care		216,563,019
Industrials 5.6%
Aerospace & Defense 1.4%
L3 Harris Technologies, Inc.	95,735	17,303,144
Spirit AeroSystems Holdings, Inc., Class A	360,452	7,410,893
Total		24,714,037
Electrical Equipment 1.4%
AMETEK, Inc.	249,239	25,098,367
Machinery 1.4%
Caterpillar, Inc.	177,821	25,305,707
Road & Rail 1.4%
Norfolk Southern Corp.	119,824	25,466,195
Total Industrials		100,584,306
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 45.9%
Electronic Equipment, Instruments & Components 2.6%
TE Connectivity Ltd.	217,610	21,021,126
Trimble Navigation Ltd.(a)	509,706	26,713,691
Total		47,734,817
IT Services 8.6%
Fidelity National Information Services, Inc.	157,038	23,689,183
MasterCard, Inc., Class A	169,216	60,611,479
PayPal Holdings, Inc.(a)	235,294	48,032,917
Visa, Inc., Class A	107,804	22,853,370
Total		155,186,949
Semiconductors & Semiconductor Equipment 6.4%
Broadcom, Inc.	103,459	35,915,792
Lam Research Corp.	71,250	23,964,225
NVIDIA Corp.	103,120	55,167,137
Total		115,047,154
Software 18.6%
Adobe, Inc.(a)	105,019	53,915,704
Bill.com Holdings, Inc.(a)	101,954	10,091,407
Coupa Software, Inc.(a)	35,246	11,551,524
Intuit, Inc.	90,853	31,379,718
Microsoft Corp.	753,283	169,887,915
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	74,047	35,692,135
VMware, Inc., Class A(a)	162,484	23,469,189
Total		335,987,592
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc.	1,347,416	173,870,561
Total Information Technology		827,827,073
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Equinix, Inc.	38,713	30,574,753
Total Real Estate		30,574,753
Total Common Stocks (Cost $927,526,546)		1,798,997,066

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	3,269,418	3,269,418
Total Money Market Funds (Cost $3,269,361)		3,269,418
Total Investments in Securities (Cost: $930,795,907)		1,802,266,484
Other Assets & Liabilities, Net		(741,630)
Net Assets		1,801,524,854

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	5,011,288	167,278,830	(169,020,716)	16	3,269,418	(719)	13,600	3,269,418
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	223,531,207	—	—	223,531,207
Consumer Discretionary	334,607,095	—	—	334,607,095
Consumer Staples	35,619,505	—	—	35,619,505
Financials	29,690,108	—	—	29,690,108
Health Care	216,563,019	—	—	216,563,019
Industrials	100,584,306	—	—	100,584,306
Information Technology	827,827,073	—	—	827,827,073
Real Estate	30,574,753	—	—	30,574,753
Total Common Stocks	1,798,997,066	—	—	1,798,997,066
Money Market Funds	3,269,418	—	—	3,269,418
Total Investments in Securities	1,802,266,484	—	—	1,802,266,484
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $927,526,546)	$1,798,997,066
Affiliated issuers (cost $3,269,361)	3,269,418
Cash	461
Receivable for:
Capital shares sold	277,369
Dividends	1,141,874
Expense reimbursement due from Investment Manager	7,358
Prepaid expenses	8,462
Total assets	1,803,702,008
Liabilities
Payable for:
Capital shares purchased	1,308,463
Management services fees	103,560
Distribution and/or service fees	28,037
Transfer agent fees	189,532
Compensation of board members	480,989
Compensation of chief compliance officer	177
Other expenses	66,396
Total liabilities	2,177,154
Net assets applicable to outstanding capital stock	$1,801,524,854
Represented by
Paid in capital	826,680,878
Total distributable earnings (loss)	974,843,976
Total - representing net assets applicable to outstanding capital stock	$1,801,524,854
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities  (continued)
August 31, 2020 (Unaudited)
Class A
Net assets	$1,168,774,307
Shares outstanding	51,136,106
Net asset value per share	$22.86
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$24.25
Advisor Class
Net assets	$22,464,138
Shares outstanding	856,735
Net asset value per share	$26.22
Class C
Net assets	$35,953,925
Shares outstanding	2,559,110
Net asset value per share	$14.05
Institutional Class
Net assets	$522,763,968
Shares outstanding	20,678,523
Net asset value per share	$25.28
Institutional 2 Class
Net assets	$26,014,085
Shares outstanding	979,376
Net asset value per share	$26.56
Institutional 3 Class
Net assets	$1,286,294
Shares outstanding	50,507
Net asset value per share	$25.47
Class R
Net assets	$24,268,137
Shares outstanding	1,057,877
Net asset value per share	$22.94
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,134,650
Dividends — affiliated issuers	13,600
Foreign taxes withheld	(8,587)
Total income	7,139,663
Expenses:
Management services fees	5,409,986
Distribution and/or service fees
Class A	1,220,594
Class C	179,699
Class R	53,317
Transfer agent fees
Class A	615,934
Advisor Class	11,575
Class C	22,741
Institutional Class	272,541
Institutional 2 Class	6,120
Institutional 3 Class	94
Class R	13,468
Compensation of board members	8,684
Custodian fees	6,037
Printing and postage fees	51,007
Registration fees	55,985
Audit fees	14,993
Legal fees	13,053
Compensation of chief compliance officer	161
Other	16,865
Total expenses	7,972,854
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(517,211)
Total net expenses	7,455,643
Net investment loss	(315,980)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	106,277,039
Investments — affiliated issuers	(719)
Net realized gain	106,276,320
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	404,503,120
Investments — affiliated issuers	16
Net change in unrealized appreciation (depreciation)	404,503,136
Net realized and unrealized gain	510,779,456
Net increase in net assets resulting from operations	$510,463,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment loss	$(315,980)	$(1,522,137)
Net realized gain	106,276,320	218,112,706
Net change in unrealized appreciation (depreciation)	404,503,136	(18,779,714)
Net increase in net assets resulting from operations	510,463,476	197,810,855
Distributions to shareholders
Net investment income and net realized gains
Class A	(65,855,751)	(91,976,806)
Advisor Class	(1,080,956)	(2,372,940)
Class C	(3,792,103)	(6,218,009)
Institutional Class	(26,485,508)	(39,564,337)
Institutional 2 Class	(1,237,076)	(1,589,099)
Institutional 3 Class	(64,191)	(73,495)
Class R	(1,429,305)	(2,241,486)
Total distributions to shareholders	(99,944,890)	(144,036,172)
Decrease in net assets from capital stock activity	(29,546,306)	(157,007,442)
Total increase (decrease) in net assets	380,972,280	(103,232,759)
Net assets at beginning of period	1,420,552,574	1,523,785,333
Net assets at end of period	$1,801,524,854	$1,420,552,574
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,885,661	35,827,937	2,942,055	53,053,134
Distributions reinvested	2,399,710	45,498,503	3,565,912	63,599,348
Redemptions	(4,880,603)	(92,753,307)	(8,884,378)	(162,380,630)
Net decrease	(595,232)	(11,426,867)	(2,376,411)	(45,728,148)
Advisor Class
Subscriptions	64,803	1,454,810	152,256	3,126,971
Distributions reinvested	49,678	1,080,000	117,417	2,371,747
Redemptions	(144,964)	(2,887,171)	(747,396)	(15,204,476)
Net decrease	(30,483)	(352,361)	(477,723)	(9,705,758)
Class C
Subscriptions	125,897	1,486,161	180,883	2,159,733
Distributions reinvested	271,399	3,167,226	432,903	5,020,316
Redemptions	(1,099,467)	(13,287,020)	(2,251,655)	(27,388,520)
Net decrease	(702,171)	(8,633,633)	(1,637,869)	(20,208,471)
Institutional Class
Subscriptions	1,087,208	24,477,063	1,372,045	27,161,104
Distributions reinvested	1,027,204	21,530,188	1,670,174	32,614,073
Redemptions	(2,584,698)	(53,189,143)	(7,235,914)	(144,163,493)
Net decrease	(470,286)	(7,181,892)	(4,193,695)	(84,388,316)
Institutional 2 Class
Subscriptions	97,963	2,123,581	463,220	9,736,148
Distributions reinvested	56,180	1,237,076	77,701	1,588,715
Redemptions	(149,525)	(3,118,334)	(200,912)	(4,228,728)
Net increase	4,618	242,323	340,009	7,096,135
Institutional 3 Class
Subscriptions	3,652	78,408	20,334	415,755
Distributions reinvested	2,734	57,709	3,428	67,329
Redemptions	(695)	(14,694)	(20,523)	(411,573)
Net increase	5,691	121,423	3,239	71,511
Class R
Subscriptions	124,148	2,290,073	162,535	3,008,794
Distributions reinvested	74,599	1,420,376	122,734	2,200,623
Redemptions	(324,337)	(6,025,748)	(507,884)	(9,353,812)
Net decrease	(125,590)	(2,315,299)	(222,615)	(4,144,395)
Total net decrease	(1,913,453)	(29,546,306)	(8,565,065)	(157,007,442)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$17.67	(0.01)	6.53	6.52	(1.33)	(1.33)
Year Ended 2/29/2020	$17.18	(0.03)	2.34	2.31	(1.82)	(1.82)
Year Ended 2/28/2019	$18.33	(0.03)	0.75	0.72	(1.87)	(1.87)
Year Ended 2/28/2018	$15.74	(0.01)	3.66	3.65	(1.06)	(1.06)
Year Ended 2/28/2017	$14.87	0.02	2.84	2.86	(1.99)	(1.99)
Year Ended 2/29/2016	$20.50	(0.09)	(1.73)	(1.82)	(3.81)	(3.81)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$20.07	0.02	7.46	7.48	(1.33)	(1.33)
Year Ended 2/29/2020	$19.26	0.02	2.61	2.63	(1.82)	(1.82)
Year Ended 2/28/2019	$20.27	0.02	0.85	0.87	(1.88)	(1.88)
Year Ended 2/28/2018	$17.30	0.03	4.03	4.06	(1.09)	(1.09)
Year Ended 2/28/2017	$16.13	0.06	3.10	3.16	(1.99)	(1.99)
Year Ended 2/29/2016	$21.88	(0.05)	(1.89)	(1.94)	(3.81)	(3.81)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$11.35	(0.05)	4.08	4.03	(1.33)	(1.33)
Year Ended 2/29/2020	$11.70	(0.11)	1.58	1.47	(1.82)	(1.82)
Year Ended 2/28/2019	$13.14	(0.12)	0.53	0.41	(1.85)	(1.85)
Year Ended 2/28/2018	$11.58	(0.10)	2.66	2.56	(1.00)	(1.00)
Year Ended 2/28/2017	$11.51	(0.07)	2.13	2.06	(1.99)	(1.99)
Year Ended 2/29/2016	$16.81	(0.18)	(1.34)	(1.52)	(3.78)	(3.78)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$19.39	0.02	7.20	7.22	(1.33)	(1.33)
Year Ended 2/29/2020	$18.66	0.02	2.53	2.55	(1.82)	(1.82)
Year Ended 2/28/2019	$19.70	0.02	0.82	0.84	(1.88)	(1.88)
Year Ended 2/28/2018	$16.84	0.03	3.92	3.95	(1.09)	(1.09)
Year Ended 2/28/2017	$15.74	0.06	3.03	3.09	(1.99)	(1.99)
Year Ended 2/29/2016	$21.44	(0.04)	(1.85)	(1.89)	(3.81)	(3.81)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$20.31	0.02	7.56	7.58	(1.33)	(1.33)
Year Ended 2/29/2020	$19.46	0.03	2.64	2.67	(1.82)	(1.82)
Year Ended 2/28/2019	$20.45	0.03	0.86	0.89	(1.88)	(1.88)
Year Ended 2/28/2018	$17.44	0.05	4.06	4.11	(1.10)	(1.10)
Year Ended 2/28/2017	$16.23	0.08	3.12	3.20	(1.99)	(1.99)
Year Ended 2/29/2016	$21.96	(0.01)	(1.90)	(1.91)	(3.82)	(3.82)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$22.86	38.43%	1.11%(c)	1.05%(c)	(0.10%)(c)	22%	$1,168,774
Year Ended 2/29/2020	$17.67	13.54%	1.12%	1.04%(d)	(0.16%)	42%	$913,905
Year Ended 2/28/2019	$17.18	4.19%	1.12%	1.08%(d)	(0.16%)	23%	$929,808
Year Ended 2/28/2018	$18.33	23.65%	1.12%	1.12%(d)	(0.07%)	37%	$850,411
Year Ended 2/28/2017	$15.74	20.85%	1.18%(e)	1.17%(d),(e)	0.11%	29%	$840,034
Year Ended 2/29/2016	$14.87	(11.07%)	1.24%(f)	1.22%(d),(f)	(0.46%)	102%	$356,035
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$26.22	38.62%	0.86%(c)	0.80%(c)	0.14%(c)	22%	$22,464
Year Ended 2/29/2020	$20.07	13.75%	0.87%	0.79%(d)	0.09%	42%	$17,809
Year Ended 2/28/2019	$19.26	4.53%	0.87%	0.83%(d)	0.09%	23%	$26,286
Year Ended 2/28/2018	$20.27	23.93%	0.87%	0.87%(d)	0.18%	37%	$27,793
Year Ended 2/28/2017	$17.30	21.11%	0.92%(e)	0.92%(d),(e)	0.32%	29%	$24,411
Year Ended 2/29/2016	$16.13	(10.88%)	0.98%(f)	0.97%(d),(f)	(0.23%)	102%	$3,401
Class C
Six Months Ended 8/31/2020 (Unaudited)	$14.05	37.87%	1.86%(c)	1.79%(c)	(0.85%)(c)	22%	$35,954
Year Ended 2/29/2020	$11.35	12.66%	1.87%	1.80%(d)	(0.91%)	42%	$37,004
Year Ended 2/28/2019	$11.70	3.46%	1.86%	1.84%(d)	(0.96%)	23%	$57,316
Year Ended 2/28/2018	$13.14	22.74%	1.87%	1.87%(d)	(0.79%)	37%	$291,221
Year Ended 2/28/2017	$11.58	19.89%	1.91%(e)	1.91%(d),(e)	(0.63%)	29%	$426,640
Year Ended 2/29/2016	$11.51	(11.70%)	1.99%(f)	1.97%(d),(f)	(1.21%)	102%	$148,420
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$25.28	38.63%	0.86%(c)	0.80%(c)	0.15%(c)	22%	$522,764
Year Ended 2/29/2020	$19.39	13.76%	0.87%	0.79%(d)	0.09%	42%	$410,156
Year Ended 2/28/2019	$18.66	4.51%	0.87%	0.83%(d)	0.09%	23%	$472,922
Year Ended 2/28/2018	$19.70	23.93%	0.87%	0.87%(d)	0.19%	37%	$537,229
Year Ended 2/28/2017	$16.84	21.19%	0.90%(e)	0.90%(d),(e)	0.37%	29%	$450,897
Year Ended 2/29/2016	$15.74	(10.87%)	0.98%(f)	0.97%(d),(f)	(0.22%)	102%	$129,655
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$26.56	38.66%	0.80%(c)	0.73%(c)	0.22%(c)	22%	$26,014
Year Ended 2/29/2020	$20.31	13.81%	0.80%	0.73%	0.16%	42%	$19,798
Year Ended 2/28/2019	$19.46	4.60%	0.80%	0.76%	0.17%	23%	$12,349
Year Ended 2/28/2018	$20.45	24.04%	0.80%	0.80%	0.26%	37%	$9,310
Year Ended 2/28/2017	$17.44	21.23%	0.83%(e)	0.83%(e)	0.46%	29%	$8,530
Year Ended 2/29/2016	$16.23	(10.72%)	0.83%(f)	0.83%(f)	(0.07%)	102%	$4,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$19.52	0.03	7.25	7.28	(1.33)	(1.33)
Year Ended 2/29/2020	$18.75	0.04	2.55	2.59	(1.82)	(1.82)
Year Ended 2/28/2019	$19.77	0.04	0.82	0.86	(1.88)	(1.88)
Year Ended 2/28/2018(g)	$17.10	0.04	3.74	3.78	(1.11)	(1.11)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$17.75	(0.03)	6.55	6.52	(1.33)	(1.33)
Year Ended 2/29/2020	$17.30	(0.07)	2.34	2.27	(1.82)	(1.82)
Year Ended 2/28/2019	$18.47	(0.07)	0.76	0.69	(1.86)	(1.86)
Year Ended 2/28/2018	$15.87	(0.05)	3.67	3.62	(1.02)	(1.02)
Year Ended 2/28/2017(h)	$14.69	(0.01)	1.30	1.29	(0.11)	(0.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Class R shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$25.47	38.69%	0.76%(c)	0.69%(c)	0.25%(c)	22%	$1,286
Year Ended 2/29/2020	$19.52	13.91%	0.76%	0.69%	0.20%	42%	$875
Year Ended 2/28/2019	$18.75	4.61%	0.77%	0.71%	0.24%	23%	$780
Year Ended 2/28/2018(g)	$19.77	22.55%	0.76%	0.76%	0.19%	37%	$262
Class R
Six Months Ended 8/31/2020 (Unaudited)	$22.94	38.25%	1.36%(c)	1.29%(c)	(0.35%)(c)	22%	$24,268
Year Ended 2/29/2020	$17.75	13.20%	1.37%	1.30%(d)	(0.41%)	42%	$21,006
Year Ended 2/28/2019	$17.30	4.00%	1.37%	1.33%(d)	(0.41%)	23%	$24,324
Year Ended 2/28/2018	$18.47	23.28%	1.37%	1.37%(d)	(0.31%)	37%	$24,453
Year Ended 2/28/2017(h)	$15.87	8.81%	1.35%(c)	1.35%(c),(d)	(0.14%)(c)	29%	$26,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	17

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.72% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
20	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	74,771
Class C	—	1.00(b)	429

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	1.05%
Advisor Class	0.80
Class C	1.80
Institutional Class	0.80
Institutional 2 Class	0.73
Institutional 3 Class	0.69
Class R	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to
22	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
930,796,000	889,374,000	(17,904,000)	871,470,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 29, 2020 as arising on March 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
528,411	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $339,453,359 and $478,198,137, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
24	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 25.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	27

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
28	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2020	29

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Columbia Large Cap Growth Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR186_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Mid Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Index Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	6.90	3.70	7.60	11.54
Institutional Class	03/31/00	6.99	3.91	7.86	11.81
Institutional 2 Class*	11/08/12	7.05	3.96	7.86	11.82
Institutional 3 Class*	03/01/17	6.98	3.92	7.86	11.81
S&P MidCap 400 Index		7.15	4.22	8.11	12.05
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Mid Cap Index Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	1.8
Consumer Discretionary	15.0
Consumer Staples	3.9
Energy	1.4
Financials	14.1
Health Care	11.2
Industrials	17.1
Information Technology	16.1
Materials	6.0
Real Estate	9.5
Utilities	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Mid Cap Index Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.00	1,023.06	2.36	2.31	0.45
Institutional Class	1,000.00	1,000.00	1,069.90	1,024.33	1.05	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,070.50	1,024.33	1.05	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,069.80	1,024.33	1.05	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Mid Cap Index Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 0.2%
Cinemark Holdings, Inc.	188,273	2,758,200
World Wrestling Entertainment, Inc., Class A	81,490	3,591,264
Total		6,349,464
Interactive Media & Services 0.2%
TripAdvisor, Inc.	177,270	4,142,800
Yelp, Inc.(a)	115,100	2,661,112
Total		6,803,912
Media 1.2%
AMC Networks, Inc., Class A(a)	71,354	1,733,188
Cable One, Inc.	9,254	17,030,414
John Wiley & Sons, Inc., Class A	76,854	2,432,429
New York Times Co. (The), Class A	253,879	11,000,577
TEGNA, Inc.	384,490	4,813,815
Total		37,010,423
Wireless Telecommunication Services 0.2%
Telephone and Data Systems, Inc.	171,755	3,972,693
Total Communication Services		54,136,492
Consumer Discretionary 14.8%
Auto Components 1.3%
Adient PLC(a)	153,610	2,663,597
Dana, Inc.	254,200	3,546,090
Delphi Technologies PLC(a)	151,930	2,639,024
Gentex Corp.	430,836	11,654,114
Goodyear Tire & Rubber Co. (The)	409,400	3,928,193
Lear Corp.	95,940	10,930,444
Visteon Corp.(a)	48,960	3,693,053
Total		39,054,515
Automobiles 0.5%
Harley-Davidson, Inc.	269,500	7,467,845
Thor Industries, Inc.	97,114	9,170,475
Total		16,638,320
Distributors 0.8%
Pool Corp.	70,260	23,034,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	91,138	3,025,782
Graham Holdings Co., Class B	7,522	3,219,040
Grand Canyon Education, Inc.(a)	83,240	7,827,890
Service Corp. International	313,431	14,308,125
Strategic Education, Inc.	42,430	4,352,045
WW International, Inc.(a)	81,990	1,925,125
Total		34,658,007
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.	140,930	3,774,105
Caesars Entertainment, Inc.(a)	269,398	12,338,428
Choice Hotels International, Inc.	55,520	5,512,581
Churchill Downs, Inc.	61,750	10,791,430
Cracker Barrel Old Country Store, Inc.	41,690	5,574,370
Dunkin’ Brands Group, Inc.	144,470	10,991,278
Jack in the Box, Inc.	39,890	3,286,537
Marriott Vacations Worldwide Corp.	64,279	6,085,293
Papa John’s International, Inc.	39,190	3,851,985
Penn National Gaming, Inc.(a)	227,260	11,612,986
Scientific Games Corp., Class A(a)	96,410	1,994,241
Six Flags Entertainment Corp.	138,570	3,011,126
Texas Roadhouse, Inc.	114,630	7,220,544
Wendy’s Co. (The)	313,448	6,563,601
Wyndham Destinations, Inc.	149,790	4,342,412
Wyndham Hotels & Resorts, Inc.	163,790	8,576,044
Total		105,526,961
Household Durables 1.6%
Helen of Troy Ltd.(a)	44,410	9,184,876
KB Home	153,086	5,474,355
Taylor Morrison Home Corp., Class A(a)	228,020	5,365,311
Tempur Sealy International, Inc.(a)	76,164	6,515,069
Toll Brothers, Inc.	203,356	8,585,690
TopBuild Corp.(a)	58,640	9,018,832
TRI Pointe Group, Inc.(a)	229,140	3,867,883
Total		48,012,016
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 1.2%
Etsy, Inc.(a)	208,800	24,993,360
GrubHub, Inc.(a)	161,790	11,705,507
Total		36,698,867
Leisure Products 0.8%
Brunswick Corp.	139,220	8,616,326
Mattel, Inc.(a)	610,340	6,558,103
Polaris, Inc.	101,294	10,234,746
Total		25,409,175
Multiline Retail 0.4%
Nordstrom, Inc.	190,600	3,049,600
Ollie’s Bargain Outlet Holdings, Inc.(a)	99,490	9,505,275
Total		12,554,875
Specialty Retail 2.7%
Aaron’s, Inc.	118,879	6,644,147
American Eagle Outfitters, Inc.	273,714	3,451,534
AutoNation, Inc.(a)	101,280	5,758,781
Dick’s Sporting Goods, Inc.	114,640	6,204,317
Five Below, Inc.(a)	98,060	10,732,667
Foot Locker, Inc.	183,320	5,560,096
Lithia Motors, Inc., Class A	38,990	9,706,950
Murphy U.S.A., Inc.(a)	48,260	6,508,344
Restoration Hardware Holdings, Inc.(a)	29,190	9,648,754
Sally Beauty Holdings, Inc.(a)	198,590	2,216,264
Urban Outfitters, Inc.(a)	123,860	2,915,664
Williams-Sonoma, Inc.	136,808	12,006,270
Total		81,353,788
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	76,732	6,109,402
Columbia Sportswear Co.	50,020	4,280,211
Deckers Outdoor Corp.(a)	49,262	10,043,044
Skechers U.S.A., Inc., Class A(a)	239,590	7,151,762
Total		27,584,419
Total Consumer Discretionary		450,524,981
Consumer Staples 3.8%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	16,990	14,984,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	217,040	9,638,746
Casey’s General Stores, Inc.	64,740	11,514,009
Grocery Outlet Holding Corp.(a)	111,920	4,603,270
Sprouts Farmers Market, Inc.(a)	207,240	4,839,054
Total		30,595,079
Food Products 1.9%
Darling Ingredients, Inc.(a)	288,610	9,226,862
Flowers Foods, Inc.	338,741	8,285,605
Hain Celestial Group, Inc. (The)(a)	138,120	4,528,955
Ingredion, Inc.	117,836	9,478,728
Lancaster Colony Corp.	34,855	6,194,430
Pilgrim’s Pride Corp.(a)	91,160	1,458,560
Post Holdings, Inc.(a)	112,751	9,924,343
Sanderson Farms, Inc.	34,830	4,073,717
Tootsie Roll Industries, Inc.	30,084	962,387
TreeHouse Foods, Inc.(a)	99,290	4,250,605
Total		58,384,192
Household Products 0.2%
Energizer Holdings, Inc.	112,013	5,185,082
Personal Products 0.2%
Edgewell Personal Care Co.(a)	95,603	2,744,762
Nu Skin Enterprises, Inc., Class A	91,310	4,316,224
Total		7,060,986
Total Consumer Staples		116,210,179
Energy 1.4%
Energy Equipment & Services 0.1%
ChampionX Corp.(a)	326,830	3,346,739
Transocean Ltd.(a)	1,016,420	1,240,032
Total		4,586,771
Oil, Gas & Consumable Fuels 1.3%
Antero Midstream Corp.	494,630	3,348,645
Cimarex Energy Co.	179,640	4,990,399
CNX Resources Corp.(a)	329,110	3,607,046
EQT Corp.	449,620	7,135,469
Equitrans Midstream Corp.	715,070	7,350,920
Murphy Oil Corp.	256,990	3,531,043
PBF Energy, Inc., Class A	179,440	1,536,006

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
World Fuel Services Corp.	111,400	2,940,960
WPX Energy, Inc.(a)	718,480	3,994,749
Total		38,435,237
Total Energy		43,022,008
Financials 13.9%
Banks 5.5%
Associated Banc-Corp.	270,379	3,633,894
BancorpSouth Bank	171,030	3,690,827
Bank of Hawaii Corp.	70,396	3,874,596
Bank OZK	212,690	4,900,378
Cathay General Bancorp	132,975	3,283,153
CIT Group, Inc.	173,070	3,404,287
Commerce Bancshares, Inc.	176,606	10,520,419
Cullen/Frost Bankers, Inc.	100,149	6,956,350
East West Bancorp, Inc.	248,937	9,155,903
First Financial Bankshares, Inc.	249,930	7,566,631
First Horizon National Corp.	973,440	9,296,352
FNB Corp.	568,400	4,263,000
Fulton Financial Corp.	284,665	2,784,024
Glacier Bancorp, Inc.	156,100	5,476,768
Hancock Whitney Corp.	151,811	3,037,738
Home Bancshares, Inc.	270,220	4,380,266
International Bancshares Corp.	97,962	3,093,640
PacWest Bancorp	204,940	3,910,255
Pinnacle Financial Partners, Inc.	125,440	5,011,328
Prosperity Bancshares, Inc.	163,025	8,888,123
Signature Bank	94,251	9,145,175
Sterling Bancorp	342,130	3,992,657
Synovus Financial Corp.	259,135	5,667,282
TCF Financial Corp.	267,624	7,193,733
Texas Capital Bancshares, Inc.(a)	88,720	2,873,641
Trustmark Corp.	111,580	2,619,898
UMB Financial Corp.	74,530	4,003,752
Umpqua Holdings Corp.	387,450	4,370,436
United Bankshares, Inc.	223,770	5,849,348
Valley National Bancorp	689,141	5,175,449
Webster Financial Corp.	158,645	4,362,737
Wintrust Financial Corp.	101,290	4,408,141
Total		166,790,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Affiliated Managers Group, Inc.	83,110	5,705,501
Eaton Vance Corp.	200,452	8,222,541
Evercore, Inc., Class A	71,320	4,413,282
Factset Research Systems, Inc.	66,634	23,348,553
Federated Hermes, Inc., Class B	168,710	4,033,856
Interactive Brokers Group, Inc., Class A	135,040	7,159,821
Janus Henderson Group PLC	270,037	5,595,167
SEI Investments Co.	218,635	11,447,729
Stifel Financial Corp.	120,540	6,112,583
Total		76,039,033
Consumer Finance 0.5%
FirstCash, Inc.	72,910	4,356,373
LendingTree, Inc.(a)	13,560	4,189,226
Navient Corp.	300,080	2,727,727
SLM Corp.	659,950	5,042,018
Total		16,315,344
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.	397,310	6,968,817
Insurance 4.6%
Alleghany Corp.	25,178	13,962,712
American Financial Group, Inc.	131,197	8,770,519
Brighthouse Financial, Inc.(a)	165,110	5,012,740
Brown & Brown, Inc.	413,856	19,202,918
CNO Financial Group, Inc.	252,680	4,118,684
First American Financial Corp.	196,035	10,305,560
Genworth Financial, Inc., Class A(a)	885,540	2,674,331
Hanover Insurance Group, Inc. (The)	66,850	6,851,456
Kemper Corp.	107,911	8,380,368
Mercury General Corp.	47,721	2,134,560
Old Republic International Corp.	502,756	8,099,399
Primerica, Inc.	71,745	8,957,363
Reinsurance Group of America, Inc.	119,329	10,940,083
RenaissanceRe Holdings Ltd.	88,500	16,260,990
RLI Corp.	70,340	6,597,189
Selective Insurance Group, Inc.	105,050	6,283,041
Total		138,551,913

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd.	194,630	6,948,291
New York Community Bancorp, Inc.	816,264	7,387,189
Washington Federal, Inc.	133,199	3,123,517
Total		17,458,997
Total Financials		422,124,285
Health Care 11.0%
Biotechnology 1.3%
Arrowhead Pharmaceuticals, Inc.(a)	179,060	7,563,494
Emergent BioSolutions, Inc.(a)	78,406	8,942,204
Exelixis, Inc.(a)	539,540	11,988,579
Ligand Pharmaceuticals, Inc.(a)	28,240	2,880,480
United Therapeutics Corp.(a)	77,438	8,282,769
Total		39,657,526
Health Care Equipment & Supplies 3.2%
Avanos Medical, Inc.(a)	84,020	2,722,248
Cantel Medical Corp.	65,270	3,425,370
Globus Medical, Inc., Class A(a)	133,120	7,523,942
Haemonetics Corp.(a)	88,650	7,948,359
Hill-Rom Holdings, Inc.	117,104	10,983,184
ICU Medical, Inc.(a)	34,090	6,826,182
Integra LifeSciences Holdings Corp.(a)	123,900	5,921,181
LivaNova PLC(a)	85,480	4,009,012
Masimo Corp.(a)	87,590	19,620,160
NuVasive, Inc.(a)	90,170	4,700,562
Penumbra, Inc.(a)	58,170	12,166,256
Quidel Corp.(a)	67,240	11,831,550
Total		97,678,006
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	156,490	4,837,106
Amedisys, Inc.(a)	56,970	13,781,043
Chemed Corp.	27,930	14,442,882
Encompass Health Corp.	174,890	11,409,823
HealthEquity, Inc.(a)	133,710	7,685,651
LHC Group, Inc.(a)	52,240	10,888,906
Mednax, Inc.(a)	150,272	2,792,054
Molina Healthcare, Inc.(a)	104,160	19,266,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson Companies, Inc.	151,710	4,401,107
Tenet Healthcare Corp.(a)	184,240	5,191,883
Total		94,696,930
Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	67,251	17,179,941
Charles River Laboratories International, Inc.(a)	87,068	19,063,539
Pra Health Sciences, Inc.(a)	111,940	11,967,505
Repligen Corp.(a)	82,830	12,831,195
Syneos Health, Inc.(a)	109,970	6,939,107
Total		67,981,287
Pharmaceuticals 1.2%
Catalent, Inc.(a)	286,170	26,470,725
Nektar Therapeutics(a)	313,160	6,056,514
Prestige Consumer Healthcare, Inc.(a)	88,120	3,210,212
Total		35,737,451
Total Health Care		335,751,200
Industrials 16.9%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.(a)	110,540	9,471,067
Curtiss-Wright Corp.	73,280	7,498,010
Hexcel Corp.	146,900	5,786,391
Mercury Systems, Inc.(a)	97,820	7,408,887
Total		30,164,355
Air Freight & Logistics 0.5%
XPO Logistics, Inc.(a)	160,330	14,152,329
Airlines 0.2%
JetBlue Airways Corp.(a)	474,526	5,466,540
Building Products 1.7%
Builders FirstSource, Inc.(a)	205,170	6,282,305
Lennox International, Inc.	61,232	17,165,167
Owens Corning	189,740	12,834,014
Trex Company, Inc.(a)	101,790	15,216,587
Total		51,498,073
Commercial Services & Supplies 2.0%
Brink’s Co. (The)	88,830	4,295,819
Clean Harbors, Inc.(a)	89,960	5,496,556
Healthcare Services Group, Inc.	130,930	2,723,344
Herman Miller, Inc.	103,399	2,463,998

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HNI Corp.	75,035	2,389,865
IAA, Inc.(a)	235,670	12,330,254
KAR Auction Services, Inc.	227,340	3,942,076
MSA Safety, Inc.	62,886	7,920,492
Stericycle, Inc.(a)	160,840	10,311,452
Tetra Tech, Inc.	95,050	8,774,065
Total		60,647,921
Construction & Engineering 1.1%
AECOM(a)	281,655	11,128,189
Dycom Industries, Inc.(a)	55,660	3,423,647
EMCOR Group, Inc.	96,500	7,238,465
Fluor Corp.	246,620	2,347,822
MasTec, Inc.(a)	102,510	4,736,987
Valmont Industries, Inc.	37,571	4,773,396
Total		33,648,506
Electrical Equipment 2.2%
Acuity Brands, Inc.	69,750	7,622,977
EnerSys	74,690	5,376,186
Generac Holdings, Inc.(a)	110,280	20,950,994
Hubbell, Inc.	95,365	13,820,296
nVent Electric PLC	274,930	5,256,662
Regal Beloit Corp.	71,294	7,048,125
Sunrun, Inc.(a)	139,730	7,902,430
Total		67,977,670
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	96,614	12,651,603
Machinery 4.6%
AGCO Corp.	109,331	7,773,434
Colfax Corp.(a)	147,810	4,919,117
Crane Co.	86,705	4,902,301
Donaldson Co., Inc.	221,915	11,175,639
Graco, Inc.	293,116	17,006,590
ITT, Inc.	151,842	9,537,196
Kennametal, Inc.	145,876	4,233,322
Lincoln Electric Holdings, Inc.	104,485	10,104,744
Middleby Corp. (The)(a)	97,790	9,573,641
Nordson Corp.	90,316	16,843,031
Oshkosh Corp.	119,770	9,223,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Terex Corp.	112,175	2,195,265
Timken Co. (The)	118,865	6,441,294
Toro Co. (The)	188,560	14,194,797
Trinity Industries, Inc.	165,856	3,395,072
Woodward, Inc.	99,727	8,545,607
Total		140,064,538
Marine 0.1%
Kirby Corp.(a)	105,628	4,482,852
Professional Services 1.2%
ASGN, Inc.(a)	92,370	6,629,395
CoreLogic, Inc.	139,717	9,277,209
FTI Consulting, Inc.(a)	65,270	7,490,385
Insperity, Inc.	64,110	4,319,091
ManpowerGroup, Inc.	102,137	7,487,663
Total		35,203,743
Road & Rail 1.0%
Avis Budget Group, Inc.(a)	94,230	3,214,185
Knight-Swift Transportation Holdings, Inc.	215,130	9,779,810
Landstar System, Inc.	67,508	8,984,640
Ryder System, Inc.	94,540	3,866,686
Werner Enterprises, Inc.	100,904	4,642,593
Total		30,487,914
Trading Companies & Distributors 0.9%
GATX Corp.	61,408	4,106,967
MSC Industrial Direct Co., Inc., Class A	79,930	5,267,387
Univar, Inc.(a)	243,680	4,432,539
Watsco, Inc.	57,633	14,119,509
Total		27,926,402
Total Industrials		514,372,446
Information Technology 15.9%
Communications Equipment 1.2%
Ciena Corp.(a)	270,322	15,346,180
InterDigital, Inc.	54,104	3,308,459
Lumentum Holdings, Inc.(a)	131,780	11,333,080
Netscout Systems, Inc.(a)	111,820	2,587,515
Viasat, Inc.(a)	102,780	4,086,533
Total		36,661,767

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.(a)	138,406	10,873,175
Avnet, Inc.	173,760	4,780,138
Belden, Inc.	67,320	2,267,338
Cognex Corp.	302,070	20,900,223
Coherent, Inc.(a)	42,670	4,807,202
II-VI, Inc.(a)	169,840	7,557,880
Jabil, Inc.	241,310	8,240,737
Littelfuse, Inc.	42,710	7,723,676
National Instruments Corp.	206,796	7,421,908
SYNNEX Corp.	72,450	9,212,018
Trimble Navigation Ltd.(a)	439,438	23,030,946
Vishay Intertechnology, Inc.	233,208	3,728,996
Total		110,544,237
IT Services 2.1%
Alliance Data Systems Corp.	74,580	3,364,304
CACI International, Inc., Class A(a)	44,140	10,337,147
KBR, Inc.	250,357	6,256,421
LiveRamp Holdings, Inc.(a)	114,963	6,419,534
MAXIMUS, Inc.	107,880	8,366,094
Perspecta, Inc.	240,150	4,987,916
Sabre Corp.	547,600	3,827,724
Science Applications International Corp.	86,914	7,253,842
WEX, Inc.(a)	76,557	12,226,918
Total		63,039,900
Semiconductors & Semiconductor Equipment 5.1%
Cabot Microelectronics Corp.	51,130	7,786,588
Cirrus Logic, Inc.(a)	102,710	6,223,199
Cree, Inc.(a)	190,298	12,007,804
Enphase Energy, Inc.(a)	143,200	11,059,336
First Solar, Inc.(a)	134,160	10,275,314
MKS Instruments, Inc.	96,540	11,539,426
Monolithic Power Systems, Inc.	73,210	19,556,587
Semtech Corp.(a)	114,630	6,723,050
Silicon Laboratories, Inc.(a)	76,862	7,871,438
SolarEdge Technologies, Inc.(a)	87,320	19,310,818
Synaptics, Inc.(a)	59,880	5,109,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	291,660	24,782,350
Universal Display Corp.	74,590	13,090,545
Total		155,336,015
Software 3.8%
ACI Worldwide, Inc.(a)	203,998	5,993,461
Blackbaud, Inc.	87,300	5,574,105
CDK Global, Inc.	213,820	9,968,288
Ceridian HCM Holding, Inc.(a)	191,360	15,216,947
CommVault Systems, Inc.(a)	74,735	3,230,794
Fair Isaac Corp.(a)	51,032	21,473,755
j2 Global, Inc.(a)	79,750	5,581,703
Manhattan Associates, Inc.(a)	111,720	10,864,770
Paylocity Holding Corp.(a)	63,290	9,319,453
PTC, Inc.(a)	183,200	16,746,312
Qualys, Inc.(a)	58,950	6,256,953
Teradata Corp.(a)	190,900	4,648,415
Total		114,874,956
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.(a)	224,850	4,595,934
Total Information Technology		485,052,809
Materials 5.9%
Chemicals 2.6%
Ashland Global Holdings, Inc.	106,370	7,838,405
Avient Corp.	160,810	4,103,871
Cabot Corp.	99,329	3,676,166
Chemours Co. LLC (The)	288,930	5,969,294
Ingevity Corp.(a)	72,500	4,072,325
Minerals Technologies, Inc.	60,015	3,045,761
NewMarket Corp.	12,703	4,731,740
Olin Corp.	277,723	3,124,384
RPM International, Inc.	227,831	19,313,234
Scotts Miracle-Gro Co. (The), Class A	69,337	11,685,365
Sensient Technologies Corp.	74,530	4,115,547
Valvoline, Inc.	325,547	6,641,159
Total		78,317,251
Construction Materials 0.2%
Eagle Materials, Inc.	73,220	5,987,199

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.1%
AptarGroup, Inc.	112,932	13,370,019
Greif, Inc., Class A	46,523	1,714,373
O-I Glass, Inc.	275,470	2,997,114
Silgan Holdings, Inc.	136,550	5,197,093
Sonoco Products Co.	176,516	9,360,643
Total		32,639,242
Metals & Mining 1.7%
Allegheny Technologies, Inc.(a)	222,800	1,855,924
Commercial Metals Co.	209,482	4,371,890
Compass Minerals International, Inc.	59,654	3,396,102
Reliance Steel & Aluminum Co.	111,971	11,742,399
Royal Gold, Inc.	115,385	15,729,283
Steel Dynamics, Inc.	370,059	10,924,142
United States Steel Corp.	387,510	3,034,203
Worthington Industries, Inc.	64,500	2,678,685
Total		53,732,628
Paper & Forest Products 0.3%
Domtar Corp.	97,106	2,769,463
Louisiana-Pacific Corp.	197,417	6,502,916
Total		9,272,379
Total Materials		179,948,699
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 9.1%
American Campus Communities, Inc.	242,103	8,207,292
Brixmor Property Group, Inc.	521,580	6,154,644
Camden Property Trust	171,337	15,581,387
Coresite Realty Corp.	70,920	8,684,154
Corporate Office Properties Trust	197,351	4,862,729
Cousins Properties, Inc.	261,345	7,801,148
CyrusOne, Inc.	202,680	16,929,860
Douglas Emmett, Inc.	290,040	8,097,917
EastGroup Properties, Inc.	68,710	9,149,424
EPR Properties	136,320	4,404,499
First Industrial Realty Trust, Inc.	223,810	9,545,496
GEO Group, Inc. (The)	213,525	2,382,939
Healthcare Realty Trust, Inc.	237,400	6,848,990
Highwoods Properties, Inc.	182,774	6,810,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Hudson Pacific Properties, Inc.	269,710	6,332,791
JBG SMITH Properties	206,850	5,723,540
Kilroy Realty Corp.	186,265	10,900,228
Lamar Advertising Co., Class A	151,909	10,516,660
Life Storage, Inc.	82,540	8,702,192
Macerich Co. (The)	204,565	1,622,200
Mack-Cali Realty Corp.	159,398	2,013,197
Medical Properties Trust, Inc.	929,560	17,271,225
National Retail Properties, Inc.	302,558	10,722,656
Omega Healthcare Investors, Inc.	399,220	12,363,843
Park Hotels & Resorts, Inc.	414,510	3,933,700
Pebblebrook Hotel Trust	230,053	2,903,269
Physicians Realty Trust	356,390	6,468,478
PotlatchDeltic Corp.	117,795	5,423,282
PS Business Parks, Inc.	35,290	4,453,598
Rayonier, Inc.	243,615	7,133,047
Rexford Industrial Realty, Inc.	215,850	10,356,483
Sabra Health Care REIT, Inc.	361,669	5,363,551
Service Properties Trust	289,543	2,377,148
Spirit Realty Capital, Inc.	181,110	6,431,216
STORE Capital Corp.	391,470	10,585,349
Taubman Centers, Inc.	108,399	4,151,682
Urban Edge Properties	194,780	2,056,877
Weingarten Realty Investors	211,867	3,701,316
Total		276,968,166
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	90,838	9,359,947
Total Real Estate		286,328,113
Utilities 3.8%
Electric Utilities 1.2%
Allete, Inc.	91,110	4,916,296
Hawaiian Electric Industries, Inc.	192,036	6,646,366
IDACORP, Inc.	88,769	7,980,333
OGE Energy Corp.	352,178	11,220,391
PNM Resources, Inc.	140,140	6,121,315
Total		36,884,701

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.4%
National Fuel Gas Co.	158,985	7,256,075
New Jersey Resources Corp.	168,470	5,077,686
ONE Gas, Inc.	93,010	6,893,901
Southwest Gas Holdings, Inc.	96,980	6,097,133
Spire, Inc.	90,140	5,247,049
UGI Corp.	366,431	12,652,863
Total		43,224,707
Multi-Utilities 0.6%
Black Hills Corp.	110,402	6,191,344
MDU Resources Group, Inc.	352,806	8,333,278
NorthWestern Corp.	88,840	4,587,697
Total		19,112,319
Water Utilities 0.6%
Essential Utilities, Inc.	392,328	16,673,940
Total Utilities		115,895,667
Total Common Stocks (Cost $2,154,017,644)		3,003,366,879

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	27,585,008	27,585,008
Total Money Market Funds (Cost $27,584,999)		27,585,008
Total Investments in Securities (Cost: $2,181,602,643)		3,030,951,887
Other Assets & Liabilities, Net		13,936,930
Net Assets		3,044,888,817

At August 31, 2020, securities and/or cash totaling $1,849,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	137	09/2020	USD	26,383,460	798,617	—
S&P Mid 400 Index E-mini	101	09/2020	USD	19,450,580	—	(11,311)
Total					798,617	(11,311)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	20,517,021	373,853,280	(366,784,608)	(685)	27,585,008	11,551	56,138	27,585,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	54,136,492	—	—	54,136,492
Consumer Discretionary	450,524,981	—	—	450,524,981
Consumer Staples	116,210,179	—	—	116,210,179
Energy	43,022,008	—	—	43,022,008
Financials	422,124,285	—	—	422,124,285
Health Care	335,751,200	—	—	335,751,200
Industrials	514,372,446	—	—	514,372,446
Information Technology	485,052,809	—	—	485,052,809
Materials	179,948,699	—	—	179,948,699
Real Estate	286,328,113	—	—	286,328,113
Utilities	115,895,667	—	—	115,895,667
Total Common Stocks	3,003,366,879	—	—	3,003,366,879
Money Market Funds	27,585,008	—	—	27,585,008
Total Investments in Securities	3,030,951,887	—	—	3,030,951,887
Investments in Derivatives
Asset
Futures Contracts	798,617	—	—	798,617
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(11,311)	—	—	(11,311)
Total	3,031,739,193	—	—	3,031,739,193
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	15

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,154,017,644)	$3,003,366,879
Affiliated issuers (cost $27,584,999)	27,585,008
Margin deposits on:
Futures contracts	1,849,500
Receivable for:
Investments sold	23,608,351
Capital shares sold	2,538,456
Dividends	3,212,968
Expense reimbursement due from Investment Manager	31,550
Prepaid expenses	14,138
Total assets	3,062,206,850
Liabilities
Payable for:
Investments purchased	9,706,834
Capital shares purchased	6,517,217
Variation margin for futures contracts	285,311
Management services fees	50,525
Distribution and/or service fees	18,925
Transfer agent fees	415,376
Compensation of board members	232,811
Compensation of chief compliance officer	330
Other expenses	90,704
Total liabilities	17,318,033
Net assets applicable to outstanding capital stock	$3,044,888,817
Represented by
Paid in capital	2,075,573,622
Total distributable earnings (loss)	969,315,195
Total - representing net assets applicable to outstanding capital stock	$3,044,888,817
Class A
Net assets	$911,439,007
Shares outstanding	63,297,095
Net asset value per share	$14.40
Institutional Class
Net assets	$1,437,496,899
Shares outstanding	100,289,993
Net asset value per share	$14.33
Institutional 2 Class
Net assets	$653,868,374
Shares outstanding	44,545,312
Net asset value per share	$14.68
Institutional 3 Class
Net assets	$42,084,537
Shares outstanding	2,996,639
Net asset value per share	$14.04
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$26,002,593
Dividends — affiliated issuers	56,138
Total income	26,058,731
Expenses:
Management services fees	2,915,068
Distribution and/or service fees
Class A	1,087,908
Transfer agent fees
Class A	531,903
Institutional Class	851,100
Institutional 2 Class	196,502
Institutional 3 Class	2,593
Compensation of board members	23,753
Custodian fees	18,174
Printing and postage fees	64,759
Registration fees	50,939
Licensing fees and expenses	13,809
Audit fees	15,940
Legal fees	22,336
Interest on interfund lending	1,777
Compensation of chief compliance officer	330
Other	30,670
Total expenses	5,827,561
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,811,842)
Total net expenses	4,015,719
Net investment income	22,043,012
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	106,130,305
Investments — affiliated issuers	11,551
Futures contracts	(1,108,913)
Net realized gain	105,032,943
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	44,170,152
Investments — affiliated issuers	(685)
Futures contracts	4,289,550
Net change in unrealized appreciation (depreciation)	48,459,017
Net realized and unrealized gain	153,491,960
Net increase in net assets resulting from operations	$175,534,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$22,043,012	$52,392,791
Net realized gain	105,032,943	264,578,534
Net change in unrealized appreciation (depreciation)	48,459,017	(410,366,263)
Net increase (decrease) in net assets resulting from operations	175,534,972	(93,394,938)
Distributions to shareholders
Net investment income and net realized gains
Class A	(38,371,515)	(67,586,479)
Institutional Class	(62,244,563)	(107,030,985)
Institutional 2 Class	(27,009,512)	(42,569,287)
Institutional 3 Class	(1,655,998)	(1,743,771)
Total distributions to shareholders	(129,281,588)	(218,930,522)
Decrease in net assets from capital stock activity	(268,439,046)	(574,554,776)
Total decrease in net assets	(222,185,662)	(886,880,236)
Net assets at beginning of period	3,267,074,479	4,153,954,715
Net assets at end of period	$3,044,888,817	$3,267,074,479
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	9,252,028	117,373,220	15,831,966	244,750,699
Distributions reinvested	2,329,591	31,006,851	3,570,527	55,075,275
Redemptions	(18,344,825)	(237,003,302)	(36,684,751)	(571,517,309)
Net decrease	(6,763,206)	(88,623,231)	(17,282,258)	(271,691,335)
Institutional Class
Subscriptions	11,078,279	136,499,863	19,312,783	297,752,749
Distributions reinvested	3,309,484	43,850,659	4,880,426	74,874,392
Redemptions	(26,933,119)	(339,004,586)	(39,946,568)	(620,682,586)
Net decrease	(12,545,356)	(158,654,064)	(15,753,359)	(248,055,445)
Institutional 2 Class
Subscriptions	8,920,018	115,788,997	15,811,518	250,291,819
Distributions reinvested	1,552,630	21,053,668	2,198,835	34,502,941
Redemptions	(12,242,655)	(161,120,561)	(22,457,159)	(356,427,513)
Net decrease	(1,770,007)	(24,277,896)	(4,446,806)	(71,632,753)
Institutional 3 Class
Subscriptions	692,242	8,713,658	1,603,685	24,643,173
Distributions reinvested	101,852	1,322,043	107,820	1,623,506
Redemptions	(543,431)	(6,919,556)	(624,153)	(9,441,922)
Net increase	250,663	3,116,145	1,087,352	16,824,757
Total net decrease	(20,827,906)	(268,439,046)	(36,395,071)	(574,554,776)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$14.07	0.09	0.83	0.92	(0.02)	(0.57)	(0.59)
Year Ended 2/29/2020	$15.47	0.18	(0.71)	(0.53)	(0.19)	(0.68)	(0.87)
Year Ended 2/28/2019	$16.25	0.18	0.36	0.54	(0.17)	(1.15)	(1.32)
Year Ended 2/28/2018	$16.05	0.17	1.26	1.43	(0.16)	(1.07)	(1.23)
Year Ended 2/28/2017	$13.23	0.16	3.87	4.03	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$16.14	0.16	(1.71)	(1.55)	(0.16)	(1.20)	(1.36)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$14.00	0.10	0.83	0.93	(0.03)	(0.57)	(0.60)
Year Ended 2/29/2020	$15.39	0.22	(0.70)	(0.48)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.18	0.22	0.35	0.57	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$15.99	0.21	1.25	1.46	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.18	0.20	3.85	4.05	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.09	0.20	(1.71)	(1.51)	(0.20)	(1.20)	(1.40)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$14.32	0.11	0.85	0.96	(0.03)	(0.57)	(0.60)
Year Ended 2/29/2020	$15.73	0.22	(0.72)	(0.50)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.50	0.22	0.37	0.59	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$16.28	0.22	1.27	1.49	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.41	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.34	0.20	(1.73)	(1.53)	(0.20)	(1.20)	(1.40)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.73	0.10	0.81	0.91	(0.03)	(0.57)	(0.60)
Year Ended 2/29/2020	$15.11	0.21	(0.68)	(0.47)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$15.91	0.22	0.34	0.56	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018(f)	$16.00	0.21	0.97	1.18	(0.20)	(1.07)	(1.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$14.40	6.90%	0.59%(c),(d)	0.45%(c),(d)	1.33%(c)	8%	$911,439
Year Ended 2/29/2020	$14.07	(3.88%)	0.58%(d)	0.45%(d),(e)	1.16%	14%	$986,055
Year Ended 2/28/2019	$15.47	3.66%	0.58%	0.45%(e)	1.08%	17%	$1,351,153
Year Ended 2/28/2018	$16.25	8.99%	0.58%	0.45%(e)	1.05%	23%	$1,543,057
Year Ended 2/28/2017	$16.05	31.10%	0.61%	0.45%(e)	1.07%	18%	$1,602,086
Year Ended 2/29/2016	$13.23	(10.37%)	0.66%	0.45%(e)	1.05%	20%	$1,044,589
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$14.33	6.99%	0.34%(c),(d)	0.20%(c),(d)	1.58%(c)	8%	$1,437,497
Year Ended 2/29/2020	$14.00	(3.59%)	0.33%(d)	0.20%(d),(e)	1.40%	14%	$1,579,863
Year Ended 2/28/2019	$15.39	3.89%	0.33%	0.20%(e)	1.33%	17%	$1,979,350
Year Ended 2/28/2018	$16.18	9.22%	0.33%	0.20%(e)	1.30%	23%	$2,229,366
Year Ended 2/28/2017	$15.99	31.45%	0.37%	0.20%(e)	1.32%	18%	$2,108,834
Year Ended 2/29/2016	$13.18	(10.18%)	0.41%	0.20%(e)	1.29%	20%	$1,736,596
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$14.68	7.05%	0.28%(c),(d)	0.20%(c),(d)	1.58%(c)	8%	$653,868
Year Ended 2/29/2020	$14.32	(3.65%)	0.28%(d)	0.20%(d)	1.40%	14%	$663,451
Year Ended 2/28/2019	$15.73	3.94%	0.27%	0.20%	1.33%	17%	$798,386
Year Ended 2/28/2018	$16.50	9.24%	0.28%	0.20%	1.30%	23%	$893,473
Year Ended 2/28/2017	$16.28	31.35%	0.27%	0.20%	1.32%	18%	$747,812
Year Ended 2/29/2016	$13.41	(10.14%)	0.26%	0.20%	1.29%	20%	$506,524
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$14.04	6.98%	0.23%(c),(d)	0.20%(c),(d)	1.57%(c)	8%	$42,085
Year Ended 2/29/2020	$13.73	(3.59%)	0.23%(d)	0.20%(d)	1.41%	14%	$37,706
Year Ended 2/28/2019	$15.11	3.89%	0.23%	0.20%	1.38%	17%	$25,066
Year Ended 2/28/2018(f)	$15.91	7.47%	0.22%	0.20%	1.33%	23%	$8,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2020	21

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Mid Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Mid Cap Index Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Mid Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	798,617*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	11,311*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,108,913)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,289,550
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	52,523,660

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are
Columbia Mid Cap Index Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
26	Columbia Mid Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Mid Cap Index Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,181,603,000	1,166,062,000	(315,926,000)	850,136,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $221,703,075 and $614,475,875, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
28	Columbia Mid Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	12,950,000	0.81	6
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
Columbia Mid Cap Index Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 23.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
30	Columbia Mid Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Mid Cap Index Fund | Semiannual Report 2020	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Mid Cap Index Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Mid Cap Index Fund | Semiannual Report 2020	33

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Mid Cap Index Fund | Semiannual Report 2020

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Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Select Mid Cap Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Value Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	1.95	-2.84	5.03	10.04
	Including sales charges		-3.96	-8.41	3.80	9.39
Advisor Class*		11/08/12	2.02	-2.56	5.29	10.26
Class C	Excluding sales charges	11/20/01	1.65	-3.41	4.28	9.24
	Including sales charges		0.67	-4.32	4.28	9.24
Institutional Class		11/20/01	2.10	-2.55	5.31	10.33
Institutional 2 Class*		11/08/12	2.19	-2.43	5.44	10.37
Institutional 3 Class		07/15/09	2.21	-2.39	5.49	10.50
Class R		01/23/06	1.80	-3.03	4.78	9.77
Russell Midcap Value Index			0.95	-1.30	6.14	10.94
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	2.6
Consumer Discretionary	10.3
Consumer Staples	6.6
Energy	3.6
Financials	15.2
Health Care	9.0
Industrials	16.1
Information Technology	11.8
Materials	6.6
Real Estate	9.5
Utilities	8.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.50	1,019.41	5.99	5.99	1.17
Advisor Class	1,000.00	1,000.00	1,020.20	1,020.68	4.71	4.71	0.92
Class C	1,000.00	1,000.00	1,016.50	1,015.61	9.81	9.81	1.92
Institutional Class	1,000.00	1,000.00	1,021.00	1,020.68	4.71	4.71	0.92
Institutional 2 Class	1,000.00	1,000.00	1,021.90	1,021.34	4.05	4.05	0.79
Institutional 3 Class	1,000.00	1,000.00	1,022.10	1,021.54	3.84	3.84	0.75
Class R	1,000.00	1,000.00	1,018.00	1,018.15	7.26	7.26	1.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 1.3%
Live Nation Entertainment, Inc.(a)	450,000	25,560,000
Media 1.3%
Nexstar Media Group, Inc., Class A	250,000	24,002,500
Total Communication Services		49,562,500
Consumer Discretionary 10.2%
Hotels, Restaurants & Leisure 2.8%
Hyatt Hotels Corp., Class A	563,975	31,858,948
Penn National Gaming, Inc.(a)	444,150	22,696,065
Total		54,555,013
Household Durables 2.0%
D.R. Horton, Inc.	538,100	38,404,197
Multiline Retail 1.8%
Dollar Tree, Inc.(a)	359,750	34,633,132
Specialty Retail 3.6%
Burlington Stores, Inc.(a)	200,350	39,454,926
O’Reilly Automotive, Inc.(a)	62,175	28,950,545
Total		68,405,471
Total Consumer Discretionary		195,997,813
Consumer Staples 6.5%
Food & Staples Retailing 4.2%
Kroger Co. (The)	1,311,510	46,794,677
U.S. Foods Holding Corp.(a)	1,385,365	33,733,638
Total		80,528,315
Food Products 2.3%
Tyson Foods, Inc., Class A	717,775	45,076,270
Total Consumer Staples		125,604,585
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Marathon Petroleum Corp.	777,325	27,563,944
Noble Energy, Inc.	2,206,290	21,952,586
WPX Energy, Inc.(a)	3,246,385	18,049,901
Total		67,566,431
Total Energy		67,566,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.1%
Banks 5.4%
Popular, Inc.	728,135	26,970,120
Regions Financial Corp.	3,174,765	36,700,283
SVB Financial Group(a)	157,125	40,126,583
Total		103,796,986
Consumer Finance 2.5%
Discover Financial Services	893,750	47,440,250
Diversified Financial Services 2.0%
Voya Financial, Inc.	739,250	38,374,468
Insurance 5.2%
Hanover Insurance Group, Inc. (The)	368,675	37,785,500
Lincoln National Corp.	896,915	32,333,786
Reinsurance Group of America, Inc.	319,450	29,287,176
Total		99,406,462
Total Financials		289,018,166
Health Care 8.9%
Health Care Equipment & Supplies 2.6%
Zimmer Biomet Holdings, Inc.	354,690	49,968,727
Health Care Providers & Services 3.8%
Centene Corp.(a)	504,245	30,920,303
Quest Diagnostics, Inc.	373,360	41,532,567
Total		72,452,870
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	482,985	48,501,354
Total Health Care		170,922,951
Industrials 15.9%
Airlines 2.0%
Southwest Airlines Co.	1,013,612	38,091,539
Building Products 3.0%
Trane Technologies PLC	495,633	58,677,991
Electrical Equipment 2.9%
AMETEK, Inc.	561,130	56,505,791
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.4%
Ingersoll Rand, Inc.(a)	1,495,143	52,419,714
ITT, Inc.	813,325	51,084,943
Total		103,504,657
Road & Rail 2.6%
Norfolk Southern Corp.	231,695	49,242,138
Total Industrials		306,022,116
Information Technology 11.6%
Communications Equipment 2.3%
Motorola Solutions, Inc.	284,360	44,004,710
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	1,194,600	38,776,716
IT Services 2.6%
CACI International, Inc., Class A(a)	113,650	26,615,694
Square, Inc., Class A(a)	142,875	22,797,135
Total		49,412,829
Semiconductors & Semiconductor Equipment 4.7%
Marvell Technology Group Ltd.	1,025,750	39,778,585
ON Semiconductor Corp.(a)	1,085,600	23,199,272
Teradyne, Inc.	331,625	28,178,176
Total		91,156,033
Total Information Technology		223,350,288
Materials 6.6%
Chemicals 4.4%
Eastman Chemical Co.	488,000	35,677,680
FMC Corp.	448,680	47,945,945
Total		83,623,625
Metals & Mining 2.2%
Freeport-McMoRan, Inc.	2,737,345	42,729,955
Total Materials		126,353,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 9.4%
Alexandria Real Estate Equities, Inc.	230,000	38,727,400
First Industrial Realty Trust, Inc.	1,040,375	44,371,993
Gaming and Leisure Properties, Inc.	1,237,120	44,969,312
Welltower, Inc.	895,590	51,514,337
Total		179,583,042
Total Real Estate		179,583,042
Utilities 8.6%
Electric Utilities 1.7%
Pinnacle West Capital Corp.	434,525	31,872,409
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	2,614,250	46,402,938
Multi-Utilities 4.5%
Ameren Corp.	532,275	42,108,275
CMS Energy Corp.	747,825	45,235,934
Total		87,344,209
Total Utilities		165,619,556
Total Common Stocks (Cost $1,669,192,818)		1,899,601,028

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	22,031,798	22,031,798
Total Money Market Funds (Cost $22,029,483)		22,031,798
Total Investments in Securities (Cost: $1,691,222,301)		1,921,632,826
Other Assets & Liabilities, Net		(391,627)
Net Assets		1,921,241,199

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	20,794,404	198,368,432	(197,132,755)	1,717	22,031,798	(6,417)	55,786	22,031,798
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	49,562,500	—	—	49,562,500
Consumer Discretionary	195,997,813	—	—	195,997,813
Consumer Staples	125,604,585	—	—	125,604,585
Energy	67,566,431	—	—	67,566,431
Financials	289,018,166	—	—	289,018,166
Health Care	170,922,951	—	—	170,922,951
Industrials	306,022,116	—	—	306,022,116
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	223,350,288	—	—	223,350,288
Materials	126,353,580	—	—	126,353,580
Real Estate	179,583,042	—	—	179,583,042
Utilities	165,619,556	—	—	165,619,556
Total Common Stocks	1,899,601,028	—	—	1,899,601,028
Money Market Funds	22,031,798	—	—	22,031,798
Total Investments in Securities	1,921,632,826	—	—	1,921,632,826
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,669,192,818)	$1,899,601,028
Affiliated issuers (cost $22,029,483)	22,031,798
Receivable for:
Investments sold	62,931,148
Capital shares sold	1,620,984
Dividends	3,374,940
Expense reimbursement due from Investment Manager	5,642
Prepaid expenses	7,425
Total assets	1,989,572,965
Liabilities
Payable for:
Investments purchased	65,481,520
Capital shares purchased	1,898,535
Management services fees	119,162
Distribution and/or service fees	19,290
Transfer agent fees	380,975
Compensation of board members	340,213
Compensation of chief compliance officer	221
Other expenses	91,850
Total liabilities	68,331,766
Net assets applicable to outstanding capital stock	$1,921,241,199
Represented by
Paid in capital	1,722,086,411
Total distributable earnings (loss)	199,154,788
Total - representing net assets applicable to outstanding capital stock	$1,921,241,199
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
August 31, 2020 (Unaudited)
Class A
Net assets	$821,367,760
Shares outstanding	85,639,236
Net asset value per share	$9.59
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.18
Advisor Class
Net assets	$137,519,548
Shares outstanding	13,748,708
Net asset value per share	$10.00
Class C
Net assets	$14,201,373
Shares outstanding	1,654,157
Net asset value per share	$8.59
Institutional Class
Net assets	$564,777,774
Shares outstanding	58,674,559
Net asset value per share	$9.63
Institutional 2 Class
Net assets	$76,201,744
Shares outstanding	7,615,353
Net asset value per share	$10.01
Institutional 3 Class
Net assets	$282,229,217
Shares outstanding	29,441,578
Net asset value per share	$9.59
Class R
Net assets	$24,943,783
Shares outstanding	2,614,700
Net asset value per share	$9.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,869,061
Dividends — affiliated issuers	55,786
Foreign taxes withheld	(50,105)
Total income	15,874,742
Expenses:
Management services fees	5,352,628
Distribution and/or service fees
Class A	660,030
Class C	57,566
Class R	53,487
Transfer agent fees
Class A	494,343
Advisor Class	53,722
Class C	10,688
Institutional Class	488,403
Institutional 2 Class	19,180
Institutional 3 Class	7,764
Class R	19,812
Compensation of board members	17,527
Custodian fees	6,832
Printing and postage fees	56,776
Registration fees	43,303
Audit fees	14,993
Legal fees	12,566
Compensation of chief compliance officer	66
Other	15,454
Total expenses	7,385,140
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(390,213)
Fees waived by transfer agent
Institutional 2 Class	(5,121)
Institutional 3 Class	(3,415)
Total net expenses	6,986,391
Net investment income	8,888,351
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(30,604,491)
Investments — affiliated issuers	(6,417)
Net realized loss	(30,610,908)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	104,603,996
Investments — affiliated issuers	1,717
Net change in unrealized appreciation (depreciation)	104,605,713
Net realized and unrealized gain	73,994,805
Net increase in net assets resulting from operations	$82,883,156
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$8,888,351	$16,536,138
Net realized gain (loss)	(30,610,908)	85,770,159
Net change in unrealized appreciation (depreciation)	104,605,713	(123,238,610)
Net increase (decrease) in net assets resulting from operations	82,883,156	(20,932,313)
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,634,537)	(18,193,680)
Advisor Class	(613,049)	(835,092)
Class C	(373,633)	(449,205)
Institutional Class	(20,582,796)	(24,467,859)
Institutional 2 Class	(2,091,900)	(2,396,789)
Institutional 3 Class	(6,612,992)	(5,612,786)
Class R	(727,126)	(881,879)
Total distributions to shareholders	(46,636,033)	(52,837,290)
Increase (decrease) in net assets from capital stock activity	539,745,355	(149,323,097)
Total increase (decrease) in net assets	575,992,478	(223,092,700)
Net assets at beginning of period	1,345,248,721	1,568,341,421
Net assets at end of period	$1,921,241,199	$1,345,248,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,429,465	20,298,564	3,720,206	39,978,178
Fund reorganization	39,170,046	338,427,345	—	—
Distributions reinvested	1,647,399	14,319,569	1,549,857	16,747,145
Redemptions	(6,763,615)	(58,980,498)	(11,806,729)	(126,986,064)
Net increase (decrease)	36,483,295	314,064,980	(6,536,666)	(70,260,741)
Advisor Class
Subscriptions	10,012,528	92,195,563	768,934	8,564,800
Fund reorganization	2,434,767	21,937,275	—	—
Distributions reinvested	64,047	576,564	70,554	793,026
Redemptions	(771,946)	(6,985,703)	(862,542)	(9,750,853)
Net increase (decrease)	11,739,396	107,723,699	(23,054)	(393,027)
Class C
Subscriptions	44,018	338,937	99,155	956,282
Fund reorganization	543,360	4,205,613	—	—
Distributions reinvested	44,083	347,951	42,422	413,178
Redemptions	(430,348)	(3,350,102)	(920,275)	(8,838,996)
Net increase (decrease)	201,113	1,542,399	(778,698)	(7,469,536)
Institutional Class
Subscriptions	3,398,874	28,295,987	6,609,536	71,587,344
Fund reorganization	5,608,529	48,625,920	—	—
Distributions reinvested	2,233,856	19,413,280	2,108,240	22,834,881
Redemptions	(14,362,159)	(125,315,850)	(13,887,409)	(150,522,554)
Net decrease	(3,120,900)	(28,980,663)	(5,169,633)	(56,100,329)
Institutional 2 Class
Subscriptions	1,113,743	9,813,182	1,675,027	18,814,543
Fund reorganization	1,608,162	14,489,499	—	—
Distributions reinvested	232,055	2,091,828	213,491	2,396,789
Redemptions	(1,512,761)	(13,575,581)	(2,256,270)	(25,034,276)
Net increase (decrease)	1,441,199	12,818,928	(367,752)	(3,822,944)
Institutional 3 Class
Subscriptions	8,581,188	74,979,796	3,349,292	36,095,945
Fund reorganization	8,691,673	75,009,378	—	—
Distributions reinvested	649,362	5,649,688	391,920	4,224,192
Redemptions	(2,833,001)	(24,608,076)	(4,230,934)	(45,292,288)
Net increase (decrease)	15,089,222	131,030,786	(489,722)	(4,972,151)
Class R
Subscriptions	449,937	3,810,414	504,029	5,369,854
Fund reorganization	303,824	2,612,872	—	—
Distributions reinvested	82,842	719,582	79,460	854,855
Redemptions	(657,226)	(5,597,642)	(1,171,497)	(12,529,078)
Net increase (decrease)	179,377	1,545,226	(588,008)	(6,304,369)
Total net increase (decrease)	62,012,702	539,745,355	(13,953,533)	(149,323,097)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

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Columbia Select Mid Cap Value Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$9.76	0.05	0.11	0.16	(0.05)	(0.28)	(0.33)
Year Ended 2/29/2020	$10.34	0.10	(0.32)	(0.22)	(0.10)	(0.26)	(0.36)
Year Ended 2/28/2019	$13.27	0.07	0.18	0.25	(0.07)	(3.11)	(3.18)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Year Ended 2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)	(2.33)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$10.17	0.05	0.12	0.17	(0.06)	(0.28)	(0.34)
Year Ended 2/29/2020	$10.75	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.67	0.10	0.19	0.29	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.57	0.17	0.82	0.99	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.52	0.10	(2.07)	(1.97)	(0.09)	(2.28)	(2.37)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$8.76	0.02	0.10	0.12	(0.01)	(0.28)	(0.29)
Year Ended 2/29/2020	$9.30	0.02	(0.28)	(0.26)	(0.02)	(0.26)	(0.28)
Year Ended 2/28/2019	$12.29	(0.02)	0.14	0.12	—	(3.11)	(3.11)
Year Ended 2/28/2018	$14.29	0.01	0.75	0.76	(0.05)	(2.71)	(2.76)
Year Ended 2/28/2017	$12.20	0.00(e)	3.17	3.17	(0.04)	(1.04)	(1.08)
Year Ended 2/29/2016	$16.47	(0.06)	(1.93)	(1.99)	—	(2.28)	(2.28)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$9.80	0.06	0.11	0.17	(0.06)	(0.28)	(0.34)
Year Ended 2/29/2020	$10.38	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.31	0.10	0.18	0.28	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.23	0.18	0.79	0.97	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.21	0.10	(2.03)	(1.93)	(0.09)	(2.28)	(2.37)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$10.17	0.07	0.11	0.18	(0.06)	(0.28)	(0.34)
Year Ended 2/29/2020	$10.76	0.14	(0.33)	(0.19)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.67	0.11	0.20	0.31	(0.11)	(3.11)	(3.22)
Year Ended 2/28/2018	$15.57	0.18	0.83	1.01	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)	(1.20)
Year Ended 2/29/2016	$17.52	0.12	(2.07)	(1.95)	(0.11)	(2.28)	(2.39)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$9.59	1.95%	1.23%(c)	1.17%(c)	1.07%(c)	36%	$821,368
Year Ended 2/29/2020	$9.76	(2.47%)	1.21%	1.16%(d)	0.91%	28%	$479,921
Year Ended 2/28/2019	$10.34	3.57%	1.20%	1.17%(d)	0.57%	79%	$575,861
Year Ended 2/28/2018	$13.27	5.96%	1.18%	1.18%(d)	0.86%	59%	$692,641
Year Ended 2/28/2017	$15.19	27.41%	1.17%	1.17%(d)	0.78%	33%	$886,910
Year Ended 2/29/2016	$12.88	(12.77%)	1.18%	1.18%(d)	0.37%	47%	$837,676
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$10.00	2.02%	0.99%(c)	0.92%(c)	1.05%(c)	36%	$137,520
Year Ended 2/29/2020	$10.17	(2.14%)	0.96%	0.91%(d)	1.16%	28%	$20,433
Year Ended 2/28/2019	$10.75	3.79%	0.95%	0.92%(d)	0.78%	79%	$21,857
Year Ended 2/28/2018	$13.67	6.20%	0.93%	0.92%(d)	1.10%	59%	$69,624
Year Ended 2/28/2017	$15.57	27.70%	0.93%	0.93%(d)	1.02%	33%	$105,459
Year Ended 2/29/2016	$13.18	(12.53%)	0.94%	0.94%(d)	0.64%	47%	$63,910
Class C
Six Months Ended 8/31/2020 (Unaudited)	$8.59	1.65%	1.97%(c)	1.92%(c)	0.39%(c)	36%	$14,201
Year Ended 2/29/2020	$8.76	(3.11%)	1.96%	1.92%(d)	0.17%	28%	$12,726
Year Ended 2/28/2019	$9.30	2.78%	1.95%	1.92%(d)	(0.20%)	79%	$20,763
Year Ended 2/28/2018	$12.29	5.09%	1.93%	1.92%(d)	0.10%	59%	$69,670
Year Ended 2/28/2017	$14.29	26.48%	1.92%	1.92%(d)	0.03%	33%	$99,413
Year Ended 2/29/2016	$12.20	(13.42%)	1.93%	1.93%(d)	(0.38%)	47%	$99,372
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$9.63	2.10%	0.98%(c)	0.92%(c)	1.44%(c)	36%	$564,778
Year Ended 2/29/2020	$9.80	(2.22%)	0.96%	0.91%(d)	1.16%	28%	$605,614
Year Ended 2/28/2019	$10.38	3.84%	0.95%	0.92%(d)	0.82%	79%	$694,941
Year Ended 2/28/2018	$13.31	6.21%	0.93%	0.93%(d)	1.20%	59%	$837,610
Year Ended 2/28/2017	$15.23	27.74%	0.93%	0.93%(d)	1.02%	33%	$1,421,365
Year Ended 2/29/2016	$12.91	(12.51%)	0.93%	0.93%(d)	0.61%	47%	$1,450,834
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$10.01	2.19%	0.86%(c)	0.79%(c)	1.51%(c)	36%	$76,202
Year Ended 2/29/2020	$10.17	(2.12%)	0.85%	0.80%	1.27%	28%	$62,808
Year Ended 2/28/2019	$10.76	3.99%	0.83%	0.80%	0.89%	79%	$70,379
Year Ended 2/28/2018	$13.67	6.33%	0.82%	0.82%	1.17%	59%	$82,174
Year Ended 2/28/2017	$15.57	27.86%	0.80%	0.80%	1.15%	33%	$88,789
Year Ended 2/29/2016	$13.18	(12.40%)	0.79%	0.79%	0.76%	47%	$58,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$9.76	0.07	0.11	0.18	(0.07)	(0.28)	(0.35)
Year Ended 2/29/2020	$10.34	0.14	(0.32)	(0.18)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.27	0.12	0.18	0.30	(0.12)	(3.11)	(3.23)
Year Ended 2/28/2018	$15.20	0.14	0.84	0.98	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$17.19	0.13	(2.03)	(1.90)	(0.12)	(2.28)	(2.40)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$9.71	0.04	0.10	0.14	(0.03)	(0.28)	(0.31)
Year Ended 2/29/2020	$10.29	0.07	(0.32)	(0.25)	(0.07)	(0.26)	(0.33)
Year Ended 2/28/2019	$13.22	0.04	0.18	0.22	(0.04)	(3.11)	(3.15)
Year Ended 2/28/2018	$15.14	0.09	0.80	0.89	(0.10)	(2.71)	(2.81)
Year Ended 2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)	(1.11)
Year Ended 2/29/2016	$17.14	0.02	(2.03)	(2.01)	(0.01)	(2.28)	(2.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$9.59	2.21%	0.80%(c)	0.75%(c)	1.49%(c)	36%	$282,229
Year Ended 2/29/2020	$9.76	(2.07%)	0.80%	0.75%	1.32%	28%	$140,100
Year Ended 2/28/2019	$10.34	4.02%	0.78%	0.76%	0.97%	79%	$153,442
Year Ended 2/28/2018	$13.27	6.34%	0.77%	0.77%	0.98%	59%	$239,180
Year Ended 2/28/2017	$15.20	27.94%	0.75%	0.75%	1.19%	33%	$78,828
Year Ended 2/29/2016	$12.89	(12.35%)	0.74%	0.74%	0.81%	47%	$44,147
Class R
Six Months Ended 8/31/2020 (Unaudited)	$9.54	1.80%	1.48%(c)	1.42%(c)	0.92%(c)	36%	$24,944
Year Ended 2/29/2020	$9.71	(2.72%)	1.46%	1.41%(d)	0.66%	28%	$23,646
Year Ended 2/28/2019	$10.29	3.34%	1.45%	1.42%(d)	0.32%	79%	$31,097
Year Ended 2/28/2018	$13.22	5.71%	1.43%	1.42%(d)	0.61%	59%	$41,290
Year Ended 2/28/2017	$15.14	27.10%	1.42%	1.42%(d)	0.54%	33%	$53,457
Year Ended 2/29/2016	$12.84	(13.02%)	1.43%	1.43%(d)	0.11%	47%	$52,550
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	19

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.77% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Transactions with affiliates
For the six months ended August 31, 2020, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $12,375,959 and $27,864,910, respectively. The sale transactions resulted in a net realized gain of $2,472,973.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2020 through June 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to July 1, 2020, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.18
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a),(b)	51,954
Class C	—	1.00(a),(b)	1,130

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2020 through June 30, 2021	Prior to July 1, 2020
Class A	1.17%	1.17%
Advisor Class	0.92	0.92
Class C	1.92	1.92
Institutional Class	0.92	0.92
Institutional 2 Class	0.78	0.80
Institutional 3 Class	0.74	0.76
Class R	1.42	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment is the Transfer Agent’s contractual agreement to limit total transfer agency fees, effective July 1, 2020 through June 30, 2022, to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to July 1, 2020, is the Transfer Agents contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment
24	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Manager or its affiliates in future periods. Reorganization (see Fund reorganization note) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,691,222,000	329,731,000	(99,320,000)	230,411,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
The Fund acquired $8,605,940 of capital loss carryforward in connection with the Columbia Small/Mid Cap Value Fund merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $524,799,440 and $504,382,133, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $367,614,125 and $378,910,904, respectively.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Small/Mid Cap Value Fund (the Acquired Fund), a series of Columbia Funds Series Trust II. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,250,747,976 and the combined net assets immediately after the reorganization were $1,756,055,878.
The reorganization was accomplished by a tax-free exchange of 66,086,472 shares of the Acquired Fund valued at $505,307,902 (including $60,713,434 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	39,170,046
Advisor Class	2,434,767
Class C	543,360
Institutional Class	5,608,529
Institutional 2 Class	1,608,162
Institutional 3 Class	8,691,673
Class R	303,824
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
26	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Assuming the reorganization had been completed on March 1, 2020, the Fund’s pro-forma net investment income/(loss), net gain/(loss) on investments, net change in unrealized appreciation/(depreciation) and net increase/(decrease) in net assets from operations for the six months ended August 31, 2020 would have been approximately $1.7 million, $(44.9) million, $83.4 million and $40.2 million, respectively.
Note 10. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, affiliated shareholders of record owned 25.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
30	Columbia Select Mid Cap Value Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2020	31

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR197_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Small Cap Value Fund II
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund II  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	-0.68	-5.65	2.80	9.00
	Including sales charges		-6.42	-11.07	1.59	8.35
Advisor Class*		11/08/12	-0.50	-5.35	3.07	9.21
Class C	Excluding sales charges	05/01/02	-1.07	-6.39	2.02	8.19
	Including sales charges		-2.06	-7.31	2.02	8.19
Institutional Class		05/01/02	-0.52	-5.35	3.07	9.27
Institutional 2 Class*		11/08/12	-0.36	-5.15	3.23	9.34
Institutional 3 Class*		11/08/12	-0.35	-5.16	3.28	9.39
Class R		01/23/06	-0.78	-5.84	2.55	8.73
Russell 2000 Value Index			-3.66	-6.14	4.37	8.71
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Value Fund II | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	3.1
Consumer Discretionary	9.9
Consumer Staples	3.2
Energy	3.7
Financials	26.6
Health Care	5.8
Industrials	17.7
Information Technology	11.1
Materials	7.2
Real Estate	7.0
Utilities	4.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund II | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.20	1,018.80	6.52	6.60	1.29
Advisor Class	1,000.00	1,000.00	995.00	1,020.07	5.26	5.32	1.04
Class C	1,000.00	1,000.00	989.30	1,015.00	10.28	10.42	2.04
Institutional Class	1,000.00	1,000.00	994.80	1,020.07	5.26	5.32	1.04
Institutional 2 Class	1,000.00	1,000.00	996.40	1,020.83	4.50	4.56	0.89
Institutional 3 Class	1,000.00	1,000.00	996.50	1,021.08	4.25	4.30	0.84
Class R	1,000.00	1,000.00	992.20	1,017.54	7.78	7.87	1.54
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund II | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 1.4%
Vonage Holdings Corp.(a)	1,258,800	14,413,260
Media 1.6%
Nexstar Media Group, Inc., Class A	175,000	16,801,750
Total Communication Services		31,215,010
Consumer Discretionary 9.8%
Auto Components 1.2%
Visteon Corp.(a)	164,400	12,400,692
Hotels, Restaurants & Leisure 4.1%
Caesars Entertainment, Inc.(a)	189,200	8,665,360
Carrols Restaurant Group, Inc.(a)	705,000	4,695,300
Dine Brands Global, Inc.	210,000	12,507,600
Marriott Vacations Worldwide Corp.	95,900	9,078,853
Papa John’s International, Inc.	75,000	7,371,750
Total		42,318,863
Household Durables 3.0%
KB Home	413,500	14,786,760
TopBuild Corp.(a)	105,000	16,149,000
Total		30,935,760
Specialty Retail 1.5%
Children’s Place, Inc. (The)	198,200	3,957,063
Genesco, Inc.(a)	350,093	6,826,813
Sally Beauty Holdings, Inc.(a)	438,294	4,891,361
Total		15,675,237
Total Consumer Discretionary		101,330,552
Consumer Staples 3.2%
Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	356,000	15,809,960
Food Products 0.8%
TreeHouse Foods, Inc.(a)	184,200	7,885,602
Personal Products 0.9%
BellRing Brands, Inc., Class A(a)	462,000	8,981,280
Total Consumer Staples		32,676,842
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.7%
Energy Equipment & Services 0.6%
Patterson-UTI Energy, Inc.	1,521,900	5,859,315
Oil, Gas & Consumable Fuels 3.1%
Cimarex Energy Co.	280,000	7,778,400
Delek U.S. Holdings, Inc.	324,083	5,097,826
Ovintiv, Inc.	557,700	6,179,316
Scorpio Tankers, Inc.	350,830	4,153,827
WPX Energy, Inc.(a)	1,650,600	9,177,336
Total		32,386,705
Total Energy		38,246,020
Financials 26.1%
Banks 15.2%
Ameris Bancorp	356,128	8,732,259
Atlantic Union Bankshares Corp.	569,754	13,252,478
Bancorp, Inc. (The)(a)	875,000	8,312,500
Cathay General Bancorp	424,147	10,472,189
Community Bank System, Inc.	275,600	16,582,852
Hancock Whitney Corp.	358,000	7,163,580
Heritage Commerce Corp.	587,847	4,073,780
Heritage Financial Corp.	376,168	7,500,790
Independent Bank Corp.	211,104	13,267,886
OceanFirst Financial Corp.	382,800	5,975,508
Pacific Premier Bancorp, Inc.	459,400	10,377,846
Renasant Corp.	432,062	10,961,413
Sandy Spring Bancorp, Inc.	457,422	10,941,534
TCF Financial Corp.	411,110	11,050,637
Triumph Bancorp, Inc.(a)	244,000	6,968,640
UMB Financial Corp.	236,291	12,693,553
Total		158,327,445
Capital Markets 2.0%
Cowen, Inc.	234,200	4,236,678
Focus Financial Partners, Inc., Class A(a)	179,500	6,352,505
Houlihan Lokey, Inc.	182,000	10,665,200
Total		21,254,383
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.6%
SLM Corp.	796,300	6,083,732
Insurance 2.2%
AMERISAFE, Inc.	207,200	13,826,456
Argo Group International Holdings Ltd.	228,075	8,470,705
Total		22,297,161
Mortgage Real Estate Investment Trusts (REITS) 2.4%
Blackstone Mortgage Trust, Inc.	275,500	6,548,635
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	250,000	10,615,000
Starwood Property Trust, Inc.	494,500	7,714,200
Total		24,877,835
Thrifts & Mortgage Finance 3.7%
Axos Financial, Inc.(a)	438,372	10,862,858
MGIC Investment Corp.	1,038,200	9,520,294
Radian Group, Inc.	459,000	7,086,960
WSFS Financial Corp.	380,068	11,135,993
Total		38,606,105
Total Financials		271,446,661
Health Care 5.7%
Biotechnology 1.6%
Arena Pharmaceuticals, Inc.(a)	89,000	6,213,980
Dynavax Technologies Corp.(a)	354,300	2,118,714
Immunomedics, Inc.(a)	65,300	2,909,768
Novavax, Inc.(a)	50,100	5,528,034
Total		16,770,496
Health Care Equipment & Supplies 0.9%
Merit Medical Systems, Inc.(a)	194,000	9,525,400
Health Care Providers & Services 2.3%
LHC Group, Inc.(a)	43,800	9,129,672
R1 RCM, Inc.(a)	1,005,600	14,581,200
Total		23,710,872
Life Sciences Tools & Services 0.6%
Syneos Health, Inc.(a)	96,000	6,057,600
Pharmaceuticals 0.3%
Horizon Therapeutics PLC(a)	42,000	3,155,040
Total Health Care		59,219,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.3%
Aerospace & Defense 0.7%
Moog, Inc., Class A	123,500	7,445,815
Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.(a)	346,400	8,805,488
Airlines 0.8%
Skywest, Inc.	236,500	7,958,225
Building Products 1.0%
Masonite International Corp.(a)	119,000	10,863,510
Construction & Engineering 2.9%
API Group Corp.(a)	399,900	5,654,586
EMCOR Group, Inc.	140,200	10,516,402
MasTec, Inc.(a)	304,300	14,061,703
Total		30,232,691
Electrical Equipment 3.1%
Bloom Energy Corp., Class A(a)	902,000	14,125,320
Sunrun, Inc.(a)	327,900	18,544,385
Total		32,669,705
Machinery 2.1%
Altra Industrial Motion Corp.	211,600	8,262,980
Evoqua Water Technologies Corp.(a)	675,000	13,810,500
Total		22,073,480
Professional Services 2.8%
ICF International, Inc.	170,000	11,612,700
Kforce, Inc.	306,156	10,513,397
Korn/Ferry International	229,720	7,006,460
Total		29,132,557
Road & Rail 0.9%
Werner Enterprises, Inc.	204,600	9,413,646
Trading Companies & Distributors 2.1%
Herc Holdings Inc(a)	117,808	4,824,238
NOW, Inc.(a)	758,744	5,516,069
Triton International Ltd.	312,087	11,253,857
Total		21,594,164
Total Industrials		180,189,281

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.9%
Communications Equipment 1.4%
Harmonic, Inc.(a)	880,000	5,192,000
Viavi Solutions, Inc.(a)	735,440	9,807,092
Total		14,999,092
IT Services 2.2%
KBR, Inc.	525,000	13,119,750
Science Applications International Corp.	115,817	9,666,087
Total		22,785,837
Semiconductors & Semiconductor Equipment 5.0%
Cohu, Inc.	552,478	9,502,622
Diodes, Inc.(a)	150,000	7,329,000
Kulicke & Soffa Industries, Inc.	219,254	5,257,711
MACOM Technology Solutions Holdings, Inc.(a)	215,600	7,681,828
Photronics, Inc.(a)	414,975	4,162,199
Synaptics, Inc.(a)	120,000	10,239,600
Ultra Clean Holdings, Inc.(a)	301,100	7,382,972
Total		51,555,932
Software 2.3%
Avaya Holdings Corp.(a)	270,100	4,191,952
Cerence, Inc.(a)	214,300	11,400,760
Medallia, Inc.(a)	240,600	8,707,314
Total		24,300,026
Total Information Technology		113,640,887
Materials 7.0%
Chemicals 1.1%
Livent Corp.(a)	360,000	3,052,800
Orion Engineered Carbons SA	722,600	8,779,590
Total		11,832,390
Construction Materials 1.1%
Summit Materials, Inc., Class A(a)	754,000	11,227,060
Metals & Mining 3.5%
Arconic Corp.(a)	377,000	8,388,250
Carpenter Technology Corp.	219,202	4,609,818
Cleveland-Cliffs, Inc.	1,238,375	8,148,507
Hecla Mining Co.	745,000	4,484,900
Materion Corp.	193,423	10,558,962
Total		36,190,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.3%
Boise Cascade Co.	301,200	13,794,960
Total Materials		73,044,847
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
American Assets Trust, Inc.	317,500	8,112,125
First Industrial Realty Trust, Inc.	411,200	17,537,680
Hudson Pacific Properties, Inc.	260,000	6,104,800
Investors Real Estate Trust	129,100	9,179,010
Mack-Cali Realty Corp.	492,900	6,225,327
PS Business Parks, Inc.	90,000	11,358,000
Sabra Health Care REIT, Inc.	471,200	6,987,896
Sunstone Hotel Investors, Inc.	757,800	6,312,474
Total		71,817,312
Total Real Estate		71,817,312
Utilities 4.6%
Electric Utilities 1.9%
PNM Resources, Inc.	243,184	10,622,277
Portland General Electric Co.	238,116	9,084,125
Total		19,706,402
Gas Utilities 2.7%
New Jersey Resources Corp.	260,300	7,845,442
ONE Gas, Inc.	140,275	10,397,183
South Jersey Industries, Inc.	309,120	6,847,008
Southwest Gas Holdings, Inc.	50,511	3,175,627
Total		28,265,260
Total Utilities		47,971,662
Total Common Stocks (Cost $891,718,692)		1,020,798,482

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	17,866,108	17,866,108
Total Money Market Funds (Cost $17,861,915)		17,866,108
Total Investments in Securities (Cost: $909,580,607)		1,038,664,590
Other Assets & Liabilities, Net		818,125
Net Assets		1,039,482,715

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	22.340,097	137,989,517	(142,467,577)	4,071	17,866,108	(4,724)	72,005	17,866,108
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	31,215,010	—	—	31,215,010
Consumer Discretionary	101,330,552	—	—	101,330,552
Consumer Staples	32,676,842	—	—	32,676,842
Energy	38,246,020	—	—	38,246,020
Financials	271,446,661	—	—	271,446,661
Health Care	59,219,408	—	—	59,219,408
Industrials	180,189,281	—	—	180,189,281
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	113,640,887	—	—	113,640,887
Materials	73,044,847	—	—	73,044,847
Real Estate	71,817,312	—	—	71,817,312
Utilities	47,971,662	—	—	47,971,662
Total Common Stocks	1,020,798,482	—	—	1,020,798,482
Money Market Funds	17,866,108	—	—	17,866,108
Total Investments in Securities	1,038,664,590	—	—	1,038,664,590
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $891,718,692)	$1,020,798,482
Affiliated issuers (cost $17,861,915)	17,866,108
Receivable for:
Investments sold	4,127,708
Capital shares sold	652,002
Dividends	836,588
Expense reimbursement due from Investment Manager	5,823
Prepaid expenses	6,304
Other assets	389
Total assets	1,044,293,404
Liabilities
Payable for:
Investments purchased	1,947,460
Capital shares purchased	2,435,001
Management services fees	72,896
Distribution and/or service fees	2,075
Transfer agent fees	165,206
Compensation of board members	142,119
Compensation of chief compliance officer	115
Other expenses	45,817
Total liabilities	4,810,689
Net assets applicable to outstanding capital stock	$1,039,482,715
Represented by
Paid in capital	912,741,689
Total distributable earnings (loss)	126,741,026
Total - representing net assets applicable to outstanding capital stock	$1,039,482,715
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	11

Statement of Assets and Liabilities  (continued)
August 31, 2020 (Unaudited)
Class A
Net assets	$87,089,356
Shares outstanding	6,833,832
Net asset value per share	$12.74
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.52
Advisor Class
Net assets	$54,970,872
Shares outstanding	4,125,154
Net asset value per share	$13.33
Class C
Net assets	$265,239
Shares outstanding	24,505
Net asset value per share	$10.82
Institutional Class
Net assets	$312,134,751
Shares outstanding	24,030,439
Net asset value per share	$12.99
Institutional 2 Class
Net assets	$164,269,326
Shares outstanding	12,288,495
Net asset value per share	$13.37
Institutional 3 Class
Net assets	$416,440,075
Shares outstanding	31,039,100
Net asset value per share	$13.42
Class R
Net assets	$4,313,096
Shares outstanding	346,088
Net asset value per share	$12.46
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,074,443
Dividends — affiliated issuers	72,005
Interfund lending	467
Foreign taxes withheld	(17,071)
Total income	9,129,844
Expenses:
Management services fees	4,054,256
Distribution and/or service fees
Class A	105,324
Class C	1,272
Class R	10,452
Transfer agent fees
Class A	106,198
Advisor Class	63,858
Class C	320
Institutional Class	368,146
Institutional 2 Class	42,666
Institutional 3 Class	17,004
Class R	5,262
Compensation of board members	10,440
Custodian fees	4,944
Printing and postage fees	63,366
Registration fees	59,464
Audit fees	15,509
Legal fees	10,258
Compensation of chief compliance officer	101
Other	13,464
Total expenses	4,952,304
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(304,112)
Fees waived by transfer agent
Institutional 2 Class	(6,641)
Institutional 3 Class	(16,906)
Total net expenses	4,624,645
Net investment income	4,505,199
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,433,721)
Investments — affiliated issuers	(4,724)
Net realized loss	(5,438,445)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,411,853
Investments — affiliated issuers	4,071
Net change in unrealized appreciation (depreciation)	9,415,924
Net realized and unrealized gain	3,977,479
Net increase in net assets resulting from operations	$8,482,678
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$4,505,199	$9,180,387
Net realized gain (loss)	(5,438,445)	36,407,713
Net change in unrealized appreciation (depreciation)	9,415,924	(180,738,386)
Net increase (decrease) in net assets resulting from operations	8,482,678	(135,150,286)
Distributions to shareholders
Net investment income and net realized gains
Class A	(419,898)	(4,629,633)
Advisor Class	(247,145)	(2,829,163)
Class C	(1,335)	(14,654)
Institutional Class	(1,426,215)	(18,063,603)
Institutional 2 Class	(691,510)	(5,168,504)
Institutional 3 Class	(1,843,300)	(17,932,579)
Class R	(21,635)	(193,575)
Total distributions to shareholders	(4,651,038)	(48,831,711)
Decrease in net assets from capital stock activity	(14,017,965)	(154,699,888)
Total decrease in net assets	(10,186,325)	(338,681,885)
Net assets at beginning of period	1,049,669,040	1,388,350,925
Net assets at end of period	$1,039,482,715	$1,049,669,040
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	842,446	9,257,989	1,128,509	16,444,144
Distributions reinvested	33,948	398,892	302,813	4,394,997
Redemptions	(1,751,675)	(20,685,432)	(3,263,115)	(47,746,037)
Net decrease	(875,281)	(11,028,551)	(1,831,793)	(26,906,896)
Advisor Class
Subscriptions	741,725	8,635,907	1,364,084	20,859,626
Distributions reinvested	18,075	221,961	166,033	2,514,893
Redemptions	(900,217)	(10,450,790)	(2,723,530)	(40,250,402)
Net decrease	(140,417)	(1,592,922)	(1,193,413)	(16,875,883)
Class C
Subscriptions	6,251	54,583	9,012	112,200
Distributions reinvested	128	1,281	1,135	14,077
Redemptions	(10,476)	(95,062)	(28,744)	(357,291)
Net decrease	(4,097)	(39,198)	(18,597)	(231,014)
Institutional Class
Subscriptions	2,311,221	25,877,288	3,109,684	46,141,517
Distributions reinvested	112,718	1,349,231	1,027,977	15,180,360
Redemptions	(5,108,996)	(60,835,456)	(12,918,930)	(193,587,184)
Net decrease	(2,685,057)	(33,608,937)	(8,781,269)	(132,265,307)
Institutional 2 Class
Subscriptions	3,825,895	44,196,772	5,180,994	79,089,210
Distributions reinvested	56,090	691,031	340,860	5,167,220
Redemptions	(2,292,622)	(26,448,870)	(2,341,608)	(35,677,107)
Net increase	1,589,363	18,438,933	3,180,246	48,579,323
Institutional 3 Class
Subscriptions	7,714,416	82,111,090	7,724,688	118,282,901
Distributions reinvested	137,462	1,699,030	1,031,813	15,703,907
Redemptions	(5,855,493)	(69,598,996)	(10,480,149)	(160,516,189)
Net increase (decrease)	1,996,385	14,211,124	(1,723,648)	(26,529,381)
Class R
Subscriptions	40,417	442,620	45,723	653,463
Distributions reinvested	1,882	21,635	13,615	193,575
Redemptions	(76,177)	(862,669)	(91,649)	(1,317,768)
Net decrease	(33,878)	(398,414)	(32,311)	(470,730)
Total net decrease	(152,982)	(14,017,965)	(10,400,785)	(154,699,888)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$12.89	0.04	(0.13)(c)	(0.09)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$15.11	0.06	(1.76)	(1.70)	(0.09)	(0.43)	(0.52)
Year Ended 2/28/2019	$17.11	0.03	(0.10)	(0.07)	(0.01)	(1.92)	(1.93)
Year Ended 2/28/2018	$18.01	0.01	0.75	0.76	(0.01)	(1.65)	(1.66)
Year Ended 2/28/2017	$14.07	0.01	4.85	4.86	(0.03)	(0.89)	(0.92)
Year Ended 2/29/2016	$17.60	0.02	(1.65)	(1.63)	—	(1.90)	(1.90)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$13.46	0.05	(0.12)(c)	(0.07)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$15.75	0.10	(1.83)	(1.73)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.75	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.61	0.05	0.79	0.84	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.52	0.05	5.00	5.05	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$18.08	0.07	(1.70)	(1.63)	(0.03)	(1.90)	(1.93)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$11.00	(0.01)	(0.11)(c)	(0.12)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$12.96	(0.04)	(1.51)	(1.55)	—	(0.41)	(0.41)
Year Ended 2/28/2019	$15.06	(0.11)	(0.07)	(0.18)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$16.13	(0.11)	0.68	0.57	—	(1.64)	(1.64)
Year Ended 2/28/2017	$12.75	(0.10)	4.37	4.27	(0.00)(f)	(0.89)	(0.89)
Year Ended 2/29/2016	$16.25	(0.09)	(1.51)	(1.60)	—	(1.90)	(1.90)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$13.12	0.05	(0.12)(c)	(0.07)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$15.37	0.10	(1.79)	(1.69)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.37	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.25	0.05	0.77	0.82	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.25	0.05	4.91	4.96	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$17.78	0.07	(1.67)	(1.60)	(0.03)	(1.90)	(1.93)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.48	0.06	(0.11)(c)	(0.05)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$15.78	0.12	(1.84)	(1.72)	(0.15)	(0.43)	(0.58)
Year Ended 2/28/2019	$17.78	0.10	(0.11)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.63	0.08	0.79	0.87	(0.07)	(1.65)	(1.72)
Year Ended 2/28/2017	$14.53	0.07	5.01	5.08	(0.09)	(0.89)	(0.98)
Year Ended 2/29/2016	$18.09	0.10	(1.71)	(1.61)	(0.05)	(1.90)	(1.95)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$12.74	(0.68%)	1.38%(d)	1.29%(d)	0.62%(d)	28%	$87,089
Year Ended 2/29/2020	$12.89	(11.58%)	1.36%	1.28%(e)	0.40%	27%	$99,356
Year Ended 2/28/2019	$15.11	(0.15%)	1.35%	1.27%(e)	0.17%	38%	$144,155
Year Ended 2/28/2018	$17.11	4.45%	1.33%	1.29%(e)	0.04%	45%	$165,419
Year Ended 2/28/2017	$18.01	34.98%	1.30%	1.30%(e)	0.06%	58%	$201,649
Year Ended 2/29/2016	$14.07	(10.48%)	1.30%	1.30%(e)	0.15%	57%	$197,263
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$13.33	(0.50%)	1.13%(d)	1.04%(d)	0.87%(d)	28%	$54,971
Year Ended 2/29/2020	$13.46	(11.34%)	1.11%	1.03%(e)	0.64%	27%	$57,400
Year Ended 2/28/2019	$15.75	0.09%	1.10%	1.02%(e)	0.42%	38%	$85,978
Year Ended 2/28/2018	$17.75	4.73%	1.08%	1.04%(e)	0.30%	45%	$71,415
Year Ended 2/28/2017	$18.61	35.21%	1.05%	1.05%(e)	0.28%	58%	$69,709
Year Ended 2/29/2016	$14.52	(10.22%)	1.05%	1.05%(e)	0.41%	57%	$26,487
Class C
Six Months Ended 8/31/2020 (Unaudited)	$10.82	(1.07%)	2.13%(d)	2.04%(d)	(0.12%)(d)	28%	$265
Year Ended 2/29/2020	$11.00	(12.27%)	2.11%	2.03%(e)	(0.33%)	27%	$315
Year Ended 2/28/2019	$12.96	(0.93%)	2.09%	2.02%(e)	(0.71%)	38%	$611
Year Ended 2/28/2018	$15.06	3.72%	2.07%	2.04%(e)	(0.72%)	45%	$7,785
Year Ended 2/28/2017	$16.13	33.93%	2.04%	2.04%(e)	(0.70%)	58%	$11,926
Year Ended 2/29/2016	$12.75	(11.18%)	2.05%	2.05%(e)	(0.60%)	57%	$11,325
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$12.99	(0.52%)	1.13%(d)	1.04%(d)	0.87%(d)	28%	$312,135
Year Ended 2/29/2020	$13.12	(11.36%)	1.11%	1.03%(e)	0.66%	27%	$350,469
Year Ended 2/28/2019	$15.37	0.09%	1.10%	1.02%(e)	0.42%	38%	$545,568
Year Ended 2/28/2018	$17.37	4.71%	1.07%	1.04%(e)	0.28%	45%	$727,418
Year Ended 2/28/2017	$18.25	35.26%	1.05%	1.05%(e)	0.31%	58%	$1,098,979
Year Ended 2/29/2016	$14.25	(10.22%)	1.05%	1.05%(e)	0.40%	57%	$1,007,843
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.37	(0.36%)	0.94%(d)	0.89%(d)	0.99%(d)	28%	$164,269
Year Ended 2/29/2020	$13.48	(11.26%)	0.92%	0.89%	0.79%	27%	$144,260
Year Ended 2/28/2019	$15.78	0.22%	0.91%	0.88%	0.60%	38%	$118,654
Year Ended 2/28/2018	$17.78	4.90%	0.90%	0.89%	0.44%	45%	$78,479
Year Ended 2/28/2017	$18.63	35.42%	0.90%	0.90%	0.39%	58%	$78,330
Year Ended 2/29/2016	$14.53	(10.10%)	0.89%	0.89%	0.59%	57%	$19,298
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.53	0.06	(0.11)(c)	(0.05)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$15.84	0.13	(1.85)	(1.72)	(0.16)	(0.43)	(0.59)
Year Ended 2/28/2019	$17.84	0.11	(0.12)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.68	0.09	0.80	0.89	(0.08)	(1.65)	(1.73)
Year Ended 2/28/2017	$14.56	0.08	5.03	5.11	(0.10)	(0.89)	(0.99)
Year Ended 2/29/2016	$18.12	0.11	(1.71)	(1.60)	(0.06)	(1.90)	(1.96)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$12.62	0.02	(0.12)(c)	(0.10)	—	(0.06)	(0.06)
Year Ended 2/29/2020	$14.80	0.02	(1.71)	(1.69)	(0.06)	(0.43)	(0.49)
Year Ended 2/28/2019	$16.84	(0.01)	(0.11)	(0.12)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$17.77	(0.04)	0.75	0.71	—	(1.64)	(1.64)
Year Ended 2/28/2017	$13.91	(0.03)	4.79	4.76	(0.01)	(0.89)	(0.90)
Year Ended 2/29/2016	$17.47	(0.02)	(1.64)	(1.66)	—	(1.90)	(1.90)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$13.42	(0.35%)	0.89%(d)	0.84%(d)	1.05%(d)	28%	$416,440
Year Ended 2/29/2020	$13.53	(11.23%)	0.87%	0.84%	0.84%	27%	$393,074
Year Ended 2/28/2019	$15.84	0.27%	0.85%	0.83%	0.62%	38%	$487,282
Year Ended 2/28/2018	$17.84	4.98%	0.86%	0.84%	0.52%	45%	$478,580
Year Ended 2/28/2017	$18.68	35.55%	0.84%	0.84%	0.50%	58%	$203,778
Year Ended 2/29/2016	$14.56	(10.05%)	0.84%	0.84%	0.62%	57%	$133,139
Class R
Six Months Ended 8/31/2020 (Unaudited)	$12.46	(0.78%)	1.63%(d)	1.54%(d)	0.38%(d)	28%	$4,313
Year Ended 2/29/2020	$12.62	(11.79%)	1.61%	1.53%(e)	0.15%	27%	$4,796
Year Ended 2/28/2019	$14.80	(0.46%)	1.60%	1.52%(e)	(0.08%)	38%	$6,104
Year Ended 2/28/2018	$16.84	4.19%	1.58%	1.54%(e)	(0.21%)	45%	$8,302
Year Ended 2/28/2017	$17.77	34.67%	1.55%	1.55%(e)	(0.19%)	58%	$11,042
Year Ended 2/29/2016	$13.91	(10.73%)	1.55%	1.55%(e)	(0.10%)	57%	$10,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	19

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Small Cap Value Fund II | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Small Cap Value Fund II | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.84% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Small Cap Value Fund II | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through June 30, 2021, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.25
Advisor Class	0.25
Class C	0.25
Institutional Class	0.25
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.25
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Small Cap Value Fund II | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	7,901
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	1.29%
Advisor Class	1.04
Class C	2.04
Institutional Class	1.04
Institutional 2 Class	0.89
Institutional 3 Class	0.84
Class R	1.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through June 30, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia Small Cap Value Fund II | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
909,581,000	252,204,000	(123,120,000)	129,084,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $269,521,244 and $271,386,460, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,800,000	1.00	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Columbia Small Cap Value Fund II | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks
26	Columbia Small Cap Value Fund II | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, two unaffiliated shareholders of record owned 43.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Small Cap Value Fund II | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Small Cap Value Fund II | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
30	Columbia Small Cap Value Fund II | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund II | Semiannual Report 2020	31

Columbia Small Cap Value Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Overseas Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Value Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	02/28/13	0.08	0.41	3.25	5.10
	Including sales charges		-5.66	-5.37	2.04	4.47
Advisor Class*		07/01/15	0.20	0.73	3.51	5.44
Class C*	Excluding sales charges	02/28/13	-0.39	-0.42	2.46	4.30
	Including sales charges		-1.38	-1.38	2.46	4.30
Institutional Class		03/31/08	0.08	0.61	3.48	5.42
Institutional 2 Class*		07/01/15	0.20	0.82	3.63	5.50
Institutional 3 Class*		07/01/15	0.20	0.84	3.68	5.53
Class R*		03/01/16	-0.04	0.22	3.00	4.93
MSCI EAFE Value Index (Net)			-1.89	-3.24	0.79	3.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Overseas Value Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	6.8
Consumer Discretionary	7.4
Consumer Staples	9.3
Energy	9.2
Financials	23.6
Health Care	11.0
Industrials	13.6
Information Technology	5.6
Materials	8.4
Real Estate	1.3
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2020)
Australia	2.0
Austria	1.5
Canada	4.1
China	0.3
Finland	2.1
France	12.3
Germany	8.0
Hong Kong	1.5
Ireland	1.7
Israel	2.3
Italy	0.4
Japan	21.6
Netherlands	6.8
Norway	2.4
Pakistan	0.5
Russian Federation	0.7
Singapore	2.6
South Korea	1.0
Spain	2.7
Sweden	0.4
Switzerland	1.7
Taiwan	1.2
United Kingdom	16.0
United States(a)	6.2
Total	100.0

(a)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Value Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.80	1,019.26	6.08	6.14	1.20
Advisor Class	1,000.00	1,000.00	1,002.00	1,020.53	4.82	4.86	0.95
Class C	1,000.00	1,000.00	996.10	1,015.46	9.86	9.96	1.95
Institutional Class	1,000.00	1,000.00	1,000.80	1,020.53	4.82	4.86	0.95
Institutional 2 Class	1,000.00	1,000.00	1,002.00	1,021.03	4.31	4.35	0.85
Institutional 3 Class	1,000.00	1,000.00	1,002.00	1,021.24	4.11	4.15	0.81
Class R	1,000.00	1,000.00	999.60	1,017.99	7.35	7.42	1.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Value Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.0%
Ansell Ltd.	598,786	16,972,594
BHP Group Ltd., ADR	255,903	14,090,019
Total		31,062,613
Austria 1.5%
Andritz AG	680,487	22,761,510
Canada 4.2%
Alimentation Couche-Tard, Inc., Class B	362,180	11,820,449
Cameco Corp.	1,444,405	16,711,766
Teck Resources Ltd., Class B	848,268	9,772,047
Teekay Tankers Ltd., Class A(a),(b)	555,100	6,960,954
Yamana Gold, Inc.	3,026,521	18,764,430
Total		64,029,646
China 0.3%
Tencent Holdings Ltd.	72,900	4,980,409
Finland 2.1%
UPM-Kymmene OYJ	1,072,014	32,537,277
France 12.3%
AtoS(a)	109,189	9,463,239
AXA SA	1,783,222	36,384,992
BNP Paribas SA(a)	781,859	34,064,211
Capgemini SE	194,068	26,920,815
DBV Technologies SA, ADR(a)	246,888	533,278
Eiffage SA(a)	118,347	10,883,663
Sanofi	279,331	28,293,089
Total SE	1,107,226	43,925,953
Total		190,469,240
Germany 8.0%
Allianz SE, Registered Shares	67,318	14,607,187
Aroundtown SA(a)	1,536,858	8,418,945
Bayer AG, Registered Shares	210,876	14,025,796
Covestro AG	540,914	25,787,558
Duerr AG	617,441	20,376,190
E.ON SE	1,777,070	21,047,275
KION Group AG	231,674	19,602,985
Total		123,865,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.5%
WH Group Ltd.	26,631,500	22,953,830
Ireland 1.7%
Amarin Corp. PLC, ADR(a),(b)	226,033	1,754,016
Flutter Entertainment PLC	146,257	24,032,160
Total		25,786,176
Israel 2.3%
Bank Hapoalim BM	3,694,787	22,354,940
Bezeq Israeli Telecommunication Corp., Ltd.(a)	10,896,978	12,433,590
Total		34,788,530
Italy 0.4%
Esprinet SpA(a)	1,010,634	6,294,383
Japan 21.6%
Dai-ichi Life Holdings, Inc.	905,000	13,712,696
Daiwabo Holdings Co., Ltd.	173,900	10,471,689
Fujitsu Ltd.	34,100	4,451,418
Invincible Investment Corp.	22,605	6,733,754
ITOCHU Corp.	1,409,200	36,163,299
Kinden Corp.	892,700	14,725,803
Koito Manufacturing Co., Ltd.	239,900	11,593,739
Matsumotokiyoshi Holdings Co., Ltd.	690,700	24,208,257
Nippon Telegraph & Telephone Corp.	1,409,900	32,083,147
ORIX Corp.	2,127,000	26,441,000
Shionogi & Co., Ltd.	286,600	15,914,318
Ship Healthcare Holdings, Inc.	471,900	21,808,075
Sony Corp.	203,900	15,966,268
Starts Corp., Inc.	223,600	4,677,385
Subaru Corp.	700,300	14,552,620
Sumitomo Mitsui Financial Group, Inc.	735,800	21,636,333
Takeda Pharmaceutical Co., Ltd.	661,200	24,654,307
Takuma Co., Ltd.	772,845	12,371,817
Toyota Motor Corp.	330,400	21,821,078
Total		333,987,003
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.8%
ABN AMRO Bank NV(a)	1,619,053	15,377,316
ASR Nederland NV	891,086	30,807,356
ING Groep NV(a)	3,637,020	29,685,608
Signify NV(a)	868,849	28,982,651
Total		104,852,931
Norway 2.4%
BW LPG Ltd.	1,705,315	7,955,908
Leroy Seafood Group ASA	2,695,696	17,005,084
Yara International ASA	289,794	12,141,312
Total		37,102,304
Pakistan 0.5%
DG Khan Cement Co., Ltd.	8,079,900	5,449,669
Lucky Cement Ltd.	647,860	2,402,587
Total		7,852,256
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR(a)	892,611	10,725,332
Singapore 2.6%
DBS Group Holdings Ltd.	1,000,800	15,337,230
Venture Corp., Ltd.	1,706,800	24,875,354
Total		40,212,584
South Korea 1.0%
GS Home Shopping, Inc.	18,357	1,805,273
Hyundai Home Shopping Network Corp.	88,749	4,875,000
Youngone Corp.	348,206	9,190,801
Total		15,871,074
Spain 2.7%
ACS Actividades de Construccion y Servicios SA	459,224	11,237,248
Endesa SA	905,768	25,143,888
Tecnicas Reunidas SA(a)	367,766	4,697,514
Total		41,078,650
Sweden 0.4%
Granges AB(a)	717,369	6,388,509
Switzerland 1.7%
Novartis AG, Registered Shares	304,556	26,248,778
Taiwan 1.2%
Fubon Financial Holding Co., Ltd.	12,766,000	18,640,344
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 16.0%
Barclays Bank PLC(a)	6,462,326	9,461,696
BP PLC	5,615,143	19,589,999
British American Tobacco PLC	1,257,982	42,400,335
BT Group PLC	7,174,853	9,990,315
Crest Nicholson Holdings PLC	1,178,196	3,121,558
DCC PLC	332,992	29,583,118
Drax Group PLC	2,928,654	11,026,380
GW Pharmaceuticals PLC, ADR(a)	33,795	3,512,990
HSBC Holdings PLC	1,753,743	7,522,280
Inchcape PLC(a)	790,617	5,325,960
John Wood Group PLC(a)	1,598,917	5,244,766
Just Group PLC(a)	19,600,704	13,382,049
Legal & General Group PLC	3,770,850	10,839,053
Micro Focus International PLC	756,612	3,001,693
Royal Dutch Shell PLC, Class B	2,551,648	35,898,396
TP ICAP PLC	4,144,420	16,538,384
Vodafone Group PLC	9,890,962	14,502,561
WPP PLC	792,869	6,715,419
Total		247,656,952
United States 4.7%
Aerie Pharmaceuticals, Inc.(a)	143,976	1,583,736
Alexion Pharmaceuticals, Inc.(a)	31,373	3,583,424
Burford Capital Ltd.	1,661,952	12,596,554
Insmed, Inc.(a)	107,320	3,025,351
Liberty Global PLC, Class C(a)	1,002,687	23,071,828
Primo Water Corp.	1,729,023	23,653,035
Quotient Ltd.(a)	660,374	3,341,492
Sage Therapeutics, Inc.(a)	43,893	2,301,749
Total		73,157,169
Total Common Stocks (Cost $1,689,322,534)		1,523,303,436

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares MSCI EAFE ETF	228,370	14,839,483
Total Exchange-Traded Equity Funds (Cost $14,482,495)		14,839,483

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c),(d)	8,329,507	8,329,507
Total Money Market Funds (Cost $8,328,480)		8,329,507
Total Investments in Securities (Cost $1,712,133,509)		1,546,472,426
Other Assets & Liabilities, Net		(1,933,112)
Net Assets		$1,544,539,314
At August 31, 2020, securities and/or cash totaling $177,564 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
49,127,000 CAD	37,052,932 USD	Goldman Sachs	09/29/2020	—	(614,158)
17,760,000 GBP	23,137,906 USD	Goldman Sachs	09/29/2020	—	(607,575)
52,525,000 ILS	15,422,221 USD	Goldman Sachs	09/29/2020	—	(241,337)
21,168,000 SGD	15,431,383 USD	Goldman Sachs	09/29/2020	—	(127,236)
361,584,000 TWD	12,347,072 USD	Goldman Sachs	09/29/2020	14,696	—
35,560,940 USD	49,637,000 AUD	Goldman Sachs	09/29/2020	1,052,410	—
15,439,701 USD	134,257,000 SEK	Goldman Sachs	09/29/2020	86,723	—
Total				1,153,829	(1,590,306)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Amarin Corp. PLC	Morgan Stanley	USD	(135,024)	(174)	14.00	9/18/2020	(1,524)	(5,220)
Teekay Tankers Ltd.	Morgan Stanley	USD	(12,540)	(10)	15.00	9/18/2020	(335)	(100)
Total							(1,859)	(5,320)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	15,491,357	198,249,075	(205,411,239)	314	8,329,507	(4,001)	28,768	8,329,507
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
ILS	Israeli Shekel
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	14,090,019	16,972,594	—	31,062,613
Austria	—	22,761,510	—	22,761,510
Canada	64,029,646	—	—	64,029,646
China	—	4,980,409	—	4,980,409
Finland	—	32,537,277	—	32,537,277
France	533,278	189,935,962	—	190,469,240
Germany	—	123,865,936	—	123,865,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Hong Kong	—	22,953,830	—	22,953,830
Ireland	1,754,016	24,032,160	—	25,786,176
Israel	—	34,788,530	—	34,788,530
Italy	—	6,294,383	—	6,294,383
Japan	—	333,987,003	—	333,987,003
Netherlands	—	104,852,931	—	104,852,931
Norway	—	37,102,304	—	37,102,304
Pakistan	—	7,852,256	—	7,852,256
Russian Federation	—	10,725,332	—	10,725,332
Singapore	—	40,212,584	—	40,212,584
South Korea	—	15,871,074	—	15,871,074
Spain	—	41,078,650	—	41,078,650
Sweden	—	6,388,509	—	6,388,509
Switzerland	—	26,248,778	—	26,248,778
Taiwan	—	18,640,344	—	18,640,344
United Kingdom	3,512,990	244,143,962	—	247,656,952
United States	60,560,615	12,596,554	—	73,157,169
Total Common Stocks	144,480,564	1,378,822,872	—	1,523,303,436
Exchange-Traded Equity Funds	14,839,483	—	—	14,839,483
Money Market Funds	8,329,507	—	—	8,329,507
Total Investments in Securities	167,649,554	1,378,822,872	—	1,546,472,426
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,153,829	—	1,153,829
Liability
Forward Foreign Currency Exchange Contracts	—	(1,590,306)	—	(1,590,306)
Options Contracts Written	(5,320)	—	—	(5,320)
Total	167,644,234	1,378,386,395	—	1,546,030,629
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2020

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,703,805,029)	$1,538,142,919
Affiliated issuers (cost $8,328,480)	8,329,507
Cash collateral held at broker for:
Forward foreign currency exchange contracts	30,000
Unrealized appreciation on forward foreign currency exchange contracts	1,153,829
Receivable for:
Investments sold	775,416
Capital shares sold	1,737,760
Dividends	3,574,737
Foreign tax reclaims	1,994,563
Expense reimbursement due from Investment Manager	14,882
Prepaid expenses	8,462
Other assets	3,229
Total assets	1,555,765,304
Liabilities
Option contracts written, at value (premiums received $1,859)	5,320
Unrealized depreciation on forward foreign currency exchange contracts	1,590,306
Payable for:
Investments purchased	1,141,942
Capital shares purchased	7,910,555
Management services fees	104,448
Distribution and/or service fees	8,236
Transfer agent fees	161,322
Compensation of board members	208,780
Compensation of chief compliance officer	193
Other expenses	94,888
Total liabilities	11,225,990
Net assets applicable to outstanding capital stock	$1,544,539,314
Represented by
Paid in capital	2,063,525,092
Total distributable earnings (loss)	(518,985,778)
Total - representing net assets applicable to outstanding capital stock	$1,544,539,314
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities  (continued)
August 31, 2020 (Unaudited)
Class A
Net assets	$289,510,413
Shares outstanding	34,024,763
Net asset value per share	$8.51
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.03
Advisor Class
Net assets	$211,061,659
Shares outstanding	24,840,597
Net asset value per share	$8.50
Class C
Net assets	$23,130,050
Shares outstanding	2,745,840
Net asset value per share	$8.42
Institutional Class
Net assets	$357,681,894
Shares outstanding	41,916,937
Net asset value per share	$8.53
Institutional 2 Class
Net assets	$448,807,727
Shares outstanding	52,882,654
Net asset value per share	$8.49
Institutional 3 Class
Net assets	$207,099,734
Shares outstanding	24,370,297
Net asset value per share	$8.50
Class R
Net assets	$7,247,837
Shares outstanding	874,728
Net asset value per share	$8.29
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$32,054,210
Dividends — affiliated issuers	28,768
Foreign taxes withheld	(3,099,193)
Total income	28,983,785
Expenses:
Management services fees	6,086,862
Distribution and/or service fees
Class A	344,009
Class C	118,566
Class R	16,951
Transfer agent fees
Class A	224,187
Advisor Class	163,061
Class C	19,291
Institutional Class	286,829
Institutional 2 Class	118,273
Institutional 3 Class	11,022
Class R	5,521
Compensation of board members	12,834
Custodian fees	126,625
Printing and postage fees	89,683
Registration fees	85,545
Audit fees	51,228
Legal fees	13,803
Interest on collateral	287
Interest on interfund lending	623
Compensation of chief compliance officer	193
Other	16,985
Total expenses	7,792,378
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(586,789)
Fees waived by transfer agent
Institutional 2 Class	(24,866)
Total net expenses	7,180,723
Net investment income	21,803,062
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(86,263,616)
Investments — affiliated issuers	(4,001)
Foreign currency translations	(212,046)
Forward foreign currency exchange contracts	1,088,560
Options purchased	36,280
Options contracts written	263,783
Net realized loss	(85,091,040)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	29,095,399
Investments — affiliated issuers	314
Foreign currency translations	205,791
Forward foreign currency exchange contracts	454,205
Options purchased	(89,647)
Options contracts written	(3,461)
Net change in unrealized appreciation (depreciation)	29,662,601
Net realized and unrealized loss	(55,428,439)
Net decrease in net assets resulting from operations	$(33,625,377)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$21,803,062	$46,304,494
Net realized gain (loss)	(85,091,040)	27,335,529
Net change in unrealized appreciation (depreciation)	29,662,601	(143,525,362)
Net decrease in net assets resulting from operations	(33,625,377)	(69,885,339)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,562,131)	(12,173,862)
Advisor Class	(1,139,150)	(8,445,439)
Class C	(133,645)	(1,005,856)
Institutional Class	(1,944,045)	(18,507,512)
Institutional 2 Class	(2,190,730)	(21,627,056)
Institutional 3 Class	(1,435,549)	(10,936,273)
Class R	(38,519)	(257,575)
Total distributions to shareholders	(8,443,769)	(72,953,573)
Increase (decrease) in net assets from capital stock activity	(165,469,215)	130,646,357
Total decrease in net assets	(207,538,361)	(12,192,555)
Net assets at beginning of period	1,752,077,675	1,764,270,230
Net assets at end of period	$1,544,539,314	$1,752,077,675
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,111,255	23,648,311	6,127,924	57,347,219
Distributions reinvested	186,230	1,506,601	1,209,112	11,700,791
Redemptions	(5,403,572)	(41,647,078)	(8,137,467)	(75,738,653)
Net decrease	(2,106,087)	(16,492,166)	(800,431)	(6,690,643)
Advisor Class
Subscriptions	10,574,419	76,560,013	14,289,588	131,823,892
Distributions reinvested	140,564	1,135,760	875,678	8,444,871
Redemptions	(10,507,958)	(79,100,631)	(8,022,754)	(74,168,783)
Net increase (decrease)	207,025	(1,404,858)	7,142,512	66,099,980
Class C
Subscriptions	209,961	1,560,706	559,233	5,214,228
Distributions reinvested	16,167	129,657	101,570	978,120
Redemptions	(845,453)	(6,377,668)	(1,880,320)	(17,293,672)
Net decrease	(619,325)	(4,687,305)	(1,219,517)	(11,101,324)
Institutional Class
Subscriptions	12,188,780	93,365,459	22,205,355	206,972,718
Distributions reinvested	230,457	1,869,002	1,852,312	17,935,604
Redemptions	(22,236,519)	(160,095,180)	(19,028,873)	(177,456,130)
Net increase (decrease)	(9,817,282)	(64,860,719)	5,028,794	47,452,192
Institutional 2 Class
Subscriptions	11,437,174	90,357,782	12,158,615	112,681,798
Distributions reinvested	271,434	2,190,475	2,247,844	21,625,580
Redemptions	(16,736,691)	(119,609,097)	(14,502,449)	(134,453,160)
Net decrease	(5,028,083)	(27,060,840)	(95,990)	(145,782)
Institutional 3 Class
Subscriptions	5,915,588	44,067,049	9,283,296	85,767,709
Distributions reinvested	177,667	1,435,549	1,135,561	10,936,162
Redemptions	(12,283,356)	(96,452,344)	(6,815,245)	(63,661,555)
Net increase (decrease)	(6,190,101)	(50,949,746)	3,603,612	33,042,316
Class R
Subscriptions	249,704	1,784,727	448,384	4,084,889
Distributions reinvested	4,744	37,381	24,432	230,639
Redemptions	(243,997)	(1,835,689)	(258,643)	(2,325,910)
Net increase (decrease)	10,451	(13,581)	214,173	1,989,618
Total net increase (decrease)	(23,543,402)	(165,469,215)	13,873,153	130,646,357
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$8.55	0.11	(0.11)	0.00	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.24	0.22	(0.56)	(0.34)	(0.33)	(0.02)	(0.35)
Year Ended 2/28/2019	$10.37	0.27	(1.10)	(0.83)	(0.13)	(0.17)	(0.30)
Year Ended 2/28/2018	$8.52	0.14	2.04	2.18	(0.15)	(0.18)	(0.33)
Year Ended 2/28/2017	$7.46	0.17	1.04	1.21	(0.15)	—	(0.15)
Year Ended 2/29/2016	$8.65	0.16	(1.18)	(1.02)	(0.17)	—	(0.17)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$8.53	0.12	(0.11)	0.01	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.21	0.22	(0.52)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.35	0.28	(1.10)	(0.82)	(0.15)	(0.17)	(0.32)
Year Ended 2/28/2018	$8.49	0.15	2.06	2.21	(0.17)	(0.18)	(0.35)
Year Ended 2/28/2017	$7.43	0.12	1.10	1.22	(0.16)	—	(0.16)
Year Ended 2/29/2016(i)	$8.78	0.01	(1.17)	(1.16)	(0.19)	—	(0.19)
Class C
Six Months Ended 8/31/2020 (Unaudited)	$8.50	0.08	(0.12)	(0.04)	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.20	0.16	(0.57)	(0.41)	(0.27)	(0.02)	(0.29)
Year Ended 2/28/2019	$10.31	0.20	(1.09)	(0.89)	(0.05)	(0.17)	(0.22)
Year Ended 2/28/2018	$8.48	0.06	2.04	2.10	(0.09)	(0.18)	(0.27)
Year Ended 2/28/2017	$7.44	0.06	1.08	1.14	(0.10)	—	(0.10)
Year Ended 2/29/2016	$8.64	0.09	(1.17)	(1.08)	(0.12)	—	(0.12)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$8.57	0.12	(0.12)	0.00	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.25	0.24	(0.54)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.38	0.29	(1.10)	(0.81)	(0.15)	(0.17)	(0.32)
Year Ended 2/28/2018	$8.53	0.15	2.05	2.20	(0.17)	(0.18)	(0.35)
Year Ended 2/28/2017	$7.46	0.12	1.11	1.23	(0.16)	—	(0.16)
Year Ended 2/29/2016	$8.66	0.10	(1.11)	(1.01)	(0.19)	—	(0.19)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$8.52	0.12	(0.11)	0.01	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.20	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.33	0.30	(1.10)	(0.80)	(0.16)	(0.17)	(0.33)
Year Ended 2/28/2018	$8.48	0.18	2.03	2.21	(0.18)	(0.18)	(0.36)
Year Ended 2/28/2017	$7.42	0.15	1.09	1.24	(0.18)	—	(0.18)
Year Ended 2/29/2016(j)	$8.78	0.02	(1.18)	(1.16)	(0.20)	—	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$8.51	0.08%	1.28%(c),(d),(e)	1.20%(c),(d),(e)	2.68%(c)	19%	$289,510
Year Ended 2/29/2020	$8.55	(4.10%)	1.24%(d)	1.22%(d),(f)	2.35%	35%	$309,065
Year Ended 2/28/2019	$9.24	(7.96%)	1.29%(d),(e)	1.25%(d),(e),(f)	2.80%	58%	$341,198
Year Ended 2/28/2018	$10.37	25.72%	1.36%(g)	1.36%(f),(g)	1.41%	47%	$363,817
Year Ended 2/28/2017	$8.52	16.25%	1.45%(h)	1.45%(h)	2.13%	89%	$243,879
Year Ended 2/29/2016	$7.46	(11.95%)	1.44%	1.44%(f)	1.93%	68%	$171,630
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$8.50	0.20%	1.04%(c),(d),(e)	0.95%(c),(d),(e)	2.97%(c)	19%	$211,062
Year Ended 2/29/2020	$8.53	(3.78%)	0.99%(d)	0.97%(d),(f)	2.41%	35%	$210,152
Year Ended 2/28/2019	$9.21	(7.80%)	1.04%(d),(e)	0.99%(d),(e),(f)	2.96%	58%	$161,150
Year Ended 2/28/2018	$10.35	26.18%	1.11%(g)	1.10%(f),(g)	1.47%	47%	$78,634
Year Ended 2/28/2017	$8.49	16.55%	1.20%(h)	1.20%(h)	1.48%	89%	$23,666
Year Ended 2/29/2016(i)	$7.43	(13.43%)	1.23%(c)	1.21%(c),(f)	0.22%(c)	68%	$1,425
Class C
Six Months Ended 8/31/2020 (Unaudited)	$8.42	(0.39%)	2.03%(c),(d),(e)	1.95%(c),(d),(e)	1.95%(c)	19%	$23,130
Year Ended 2/29/2020	$8.50	(4.81%)	1.99%(d)	1.97%(d),(f)	1.73%	35%	$28,608
Year Ended 2/28/2019	$9.20	(8.60%)	2.04%(d),(e)	2.00%(d),(e),(f)	2.09%	58%	$42,165
Year Ended 2/28/2018	$10.31	24.87%	2.11%(g)	2.10%(f),(g)	0.61%	47%	$44,594
Year Ended 2/28/2017	$8.48	15.32%	2.20%(h)	2.20%(h)	0.80%	89%	$20,829
Year Ended 2/29/2016	$7.44	(12.66%)	2.19%	2.19%(f)	1.08%	68%	$5,345
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$8.53	0.08%	1.03%(c),(d),(e)	0.95%(c),(d),(e)	2.95%(c)	19%	$357,682
Year Ended 2/29/2020	$8.57	(3.76%)	0.99%(d)	0.97%(d),(f)	2.54%	35%	$443,217
Year Ended 2/28/2019	$9.25	(7.69%)	1.04%(d),(e)	1.00%(d),(e),(f)	3.05%	58%	$432,061
Year Ended 2/28/2018	$10.38	25.94%	1.11%(g)	1.10%(f),(g)	1.46%	47%	$309,845
Year Ended 2/28/2017	$8.53	16.63%	1.20%(h)	1.20%(h)	1.52%	89%	$57,964
Year Ended 2/29/2016	$7.46	(11.87%)	1.22%	1.20%(f)	1.25%	68%	$3,660
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$8.49	0.20%	0.93%(c),(d),(e)	0.85%(c),(d),(e)	3.01%(c)	19%	$448,808
Year Ended 2/29/2020	$8.52	(3.68%)	0.90%(d)	0.86%(d)	2.70%	35%	$493,226
Year Ended 2/28/2019	$9.20	(7.61%)	0.96%(d),(e)	0.88%(d),(e)	3.39%	58%	$533,584
Year Ended 2/28/2018	$10.33	26.23%	0.99%(g)	0.98%(g)	1.82%	47%	$68,822
Year Ended 2/28/2017	$8.48	16.79%	0.98%(h)	0.98%(h)	1.82%	89%	$29,936
Year Ended 2/29/2016(j)	$7.42	(13.41%)	1.04%(c)	1.04%(c)	0.45%(c)	68%	$768
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$8.53	0.12	(0.11)	0.01	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.21	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.35	0.30	(1.10)	(0.80)	(0.17)	(0.17)	(0.34)
Year Ended 2/28/2018	$8.49	0.21	2.02	2.23	(0.19)	(0.18)	(0.37)
Year Ended 2/28/2017	$7.42	0.07	1.18	1.25	(0.18)	—	(0.18)
Year Ended 2/29/2016(k)	$8.78	0.07	(1.22)	(1.15)	(0.21)	—	(0.21)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$8.34	0.09	(0.10)	(0.01)	—	(0.04)	(0.04)
Year Ended 2/29/2020	$9.02	0.18	(0.53)	(0.35)	(0.31)	(0.02)	(0.33)
Year Ended 2/28/2019	$10.13	0.23	(1.07)	(0.84)	(0.10)	(0.17)	(0.27)
Year Ended 2/28/2018	$8.33	0.08	2.03	2.11	(0.13)	(0.18)	(0.31)
Year Ended 2/28/2017(l)	$7.46	0.06	0.94	1.00	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
02/28/2017	0.01%	0.02%	0.02%	0.02%	0.02%	0.03%	0.02%

(i)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(j)	Institutional 2 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(k)	Institutional 3 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(l)	Class R shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$8.50	0.20%	0.88%(c),(d),(e)	0.81%(c),(d),(e)	3.13%(c)	19%	$207,100
Year Ended 2/29/2020	$8.53	(3.65%)	0.85%(d)	0.83%(d)	2.67%	35%	$260,599
Year Ended 2/28/2019	$9.21	(7.64%)	0.89%(d),(e)	0.85%(d),(e)	3.11%	58%	$248,248
Year Ended 2/28/2018	$10.35	26.37%	0.94%(g)	0.93%(g)	2.08%	47%	$340,651
Year Ended 2/28/2017	$8.49	16.95%	0.95%(h)	0.95%(h)	0.85%	89%	$13,916
Year Ended 2/29/2016(k)	$7.42	(13.34%)	0.92%(c)	0.92%(c)	1.26%(c)	68%	$2
Class R
Six Months Ended 8/31/2020 (Unaudited)	$8.29	(0.04%)	1.53%(c),(d),(e)	1.45%(c),(d),(e)	2.45%(c)	19%	$7,248
Year Ended 2/29/2020	$8.34	(4.30%)	1.49%(d)	1.47%(d),(f)	2.00%	35%	$7,209
Year Ended 2/28/2019	$9.02	(8.20%)	1.55%(d),(e)	1.49%(d),(e),(f)	2.47%	58%	$5,864
Year Ended 2/28/2018	$10.13	25.46%	1.61%(g)	1.59%(f),(g)	0.80%	47%	$3,099
Year Ended 2/28/2017(l)	$8.33	13.47%	1.70%(c),(h)	1.70%(c),(h)	0.72%(c)	89%	$972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2020	19

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Overseas Value Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
22	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,153,829

Columbia Overseas Value Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	5,320
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,590,306
Total		1,595,626
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	263,783	36,280	300,063
Foreign exchange risk	1,088,560	—	—	1,088,560
Total	1,088,560	263,783	36,280	1,388,623

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(3,461)	(89,647)	(93,108)
Foreign exchange risk	454,205	—	—	454,205
Total	454,205	(3,461)	(89,647)	361,097
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average value ($)*
Options contracts — written	(2,660)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,661,584	(1,611,774)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
24	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2020:
	Goldman Sachs ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,153,829	-	1,153,829
Total assets	1,153,829	-	1,153,829
Liabilities
Forward foreign currency exchange contracts	1,590,306	-	1,590,306
Options contracts written	-	5,320	5,320
Total liabilities	1,590,306	5,320	1,595,626
Total financial and derivative net assets	(436,477)	(5,320)	(441,797)
Total collateral received (pledged) (a)	(30,000)	(5,320)	(35,320)
Net amount (b)	(406,477)	-	(406,477)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Overseas Value Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
26	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to July 1, 2020, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended August 31, 2020, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Overseas Value Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	67,290
Class C	—	1.00(b)	1,534

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2020 through June 30, 2021	Prior to July 1, 2020
Class A	1.16%	1.22%
Advisor Class	0.91	0.97
Class C	1.91	1.97
Institutional Class	0.91	0.97
Institutional 2 Class	0.82	0.86
Institutional 3 Class	0.77	0.83
Class R	1.41	1.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to July 1, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,712,132,000	132,001,000	(298,102,000)	(166,101,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 29, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(277,650,518)	(277,650,518)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 29, 2020 as arising on March 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
4,291,732	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $274,123,083 and $412,832,522, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Overseas Value Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,700,000	1.59	3
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
30	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Columbia Overseas Value Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, two unaffiliated shareholders of record owned 34.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 20.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
32	Columbia Overseas Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Overseas Value Fund | Semiannual Report 2020	33

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Overseas Value Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Overseas Value Fund | Semiannual Report 2020	35

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Overseas Value Fund | Semiannual Report 2020

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Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Large Cap Enhanced Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Enhanced Core Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since December 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	19.24	21.14	12.75	14.64
Advisor Class*	07/01/15	19.36	21.47	13.03	14.79
Institutional Class	07/31/96	19.37	21.46	13.02	14.93
Institutional 2 Class*	06/25/14	19.43	21.57	13.14	14.89
Institutional 3 Class	07/15/09	19.44	21.61	13.18	15.08
Class R	01/23/06	19.10	20.87	12.46	14.36
S&P 500 Index		19.63	21.94	14.46	15.16
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	10.9
Consumer Discretionary	11.9
Consumer Staples	7.1
Energy	2.0
Financials	9.3
Health Care	14.3
Industrials	7.7
Information Technology	28.7
Materials	2.1
Real Estate	2.9
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,192.40	1,020.93	4.83	4.46	0.87
Advisor Class	1,000.00	1,000.00	1,193.60	1,022.20	3.45	3.18	0.62
Institutional Class	1,000.00	1,000.00	1,193.70	1,022.20	3.45	3.18	0.62
Institutional 2 Class	1,000.00	1,000.00	1,194.30	1,022.76	2.84	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	1,194.40	1,023.01	2.56	2.36	0.46
Class R	1,000.00	1,000.00	1,191.00	1,019.67	6.22	5.73	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until June 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.45% for Institutional 2 Class and 0.40% Institutional 3 Class. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2020. If this change had been in place for the entire six month period ended August 31, 2020, the actual expenses paid would have been $2.50 for Institutional 2 Class and $2.22 Institutional 3 Class; and the hypothetical expenses paid would have been $2.31 for Institutional 2 Class and $2.05 Institutional 3 Class.
Other share classes may have had expense waiver changes; however, the changes were not considered material.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 10.8%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	16,300	485,903
Verizon Communications, Inc.	113,700	6,738,999
Total		7,224,902
Entertainment 2.0%
Activision Blizzard, Inc.	46,700	3,900,384
Electronic Arts, Inc.(a)	26,300	3,668,061
Netflix, Inc.(a)	1,300	688,428
Walt Disney Co. (The)	6,500	857,155
Total		9,114,028
Interactive Media & Services 6.7%
Alphabet, Inc., Class A(a)	11,270	18,364,803
Facebook, Inc., Class A(a)	43,200	12,666,240
Total		31,031,043
Media 0.5%
Charter Communications, Inc., Class A(a)	800	492,488
Comcast Corp., Class A	4,200	188,202
Interpublic Group of Companies, Inc. (The)	88,100	1,564,656
Total		2,245,346
Total Communication Services		49,615,319
Consumer Discretionary 11.8%
Distributors 0.1%
LKQ Corp.(a)	8,900	282,486
Hotels, Restaurants & Leisure 0.9%
Domino’s Pizza, Inc.	2,100	858,816
Hilton Worldwide Holdings, Inc.	23,400	2,114,424
MGM Resorts International	37,100	834,750
Yum! Brands, Inc.	4,600	440,910
Total		4,248,900
Household Durables 1.1%
D.R. Horton, Inc.	5,900	421,083
Lennar Corp., Class A	22,600	1,690,932
PulteGroup, Inc.	70,500	3,143,595
Total		5,255,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	5,840	20,153,606
eBay, Inc.	54,300	2,974,554
Total		23,128,160
Multiline Retail 1.3%
Dollar General Corp.	9,300	1,877,484
Target Corp.	27,100	4,097,791
Total		5,975,275
Specialty Retail 3.2%
Best Buy Co., Inc.	26,400	2,928,024
Home Depot, Inc. (The)	25,300	7,211,512
Lowe’s Companies, Inc.	25,000	4,117,250
Tractor Supply Co.	3,200	476,256
Total		14,733,042
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	45,000	688,050
Total Consumer Discretionary		54,311,523
Consumer Staples 7.0%
Beverages 0.1%
Coca-Cola Co. (The)	4,200	208,026
PepsiCo, Inc.	2,300	322,138
Total		530,164
Food & Staples Retailing 1.1%
Kroger Co. (The)	65,300	2,329,904
Walmart, Inc.	18,500	2,568,725
Total		4,898,629
Food Products 1.3%
Campbell Soup Co.	36,600	1,925,526
General Mills, Inc.	53,900	3,446,905
Kraft Heinz Co. (The)	12,600	441,504
Total		5,813,935
Household Products 2.6%
Kimberly-Clark Corp.	23,900	3,770,464
Procter & Gamble Co. (The)	61,300	8,479,629
Total		12,250,093
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.9%
Altria Group, Inc.	94,600	4,137,804
Philip Morris International, Inc.	60,800	4,851,232
Total		8,989,036
Total Consumer Staples		32,481,857
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	24,800	2,081,464
ConocoPhillips Co.	82,100	3,110,769
EOG Resources, Inc.	14,800	671,032
Exxon Mobil Corp.	16,600	663,004
HollyFrontier Corp.	67,500	1,611,225
Phillips 66	18,000	1,052,460
Total		9,189,954
Total Energy		9,189,954
Financials 9.3%
Banks 3.3%
Bank of America Corp.	89,300	2,298,582
Citigroup, Inc.	88,100	4,503,672
Citizens Financial Group, Inc.	111,800	2,892,266
JPMorgan Chase & Co.	56,400	5,650,716
Total		15,345,236
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	47,500	1,756,550
BlackRock, Inc.	4,450	2,644,146
Moody’s Corp.	5,750	1,694,180
S&P Global, Inc.	6,950	2,546,619
State Street Corp.	51,500	3,506,635
T. Rowe Price Group, Inc.	25,700	3,577,697
Total		15,725,827
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a)	16,600	3,619,464
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.8%
Allstate Corp. (The)	32,300	3,003,900
MetLife, Inc.	41,900	1,611,474
Prudential Financial, Inc.	34,700	2,351,619
Unum Group	56,800	1,049,664
Total		8,016,657
Total Financials		42,707,184
Health Care 14.2%
Biotechnology 2.4%
AbbVie, Inc.	35,300	3,380,681
Alexion Pharmaceuticals, Inc.(a)	15,200	1,736,144
Amgen, Inc.	2,300	582,636
Gilead Sciences, Inc.	14,100	941,175
Regeneron Pharmaceuticals, Inc.(a)	2,300	1,425,839
Vertex Pharmaceuticals, Inc.(a)	11,450	3,195,924
Total		11,262,399
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	45,800	5,013,726
Dentsply Sirona, Inc.	61,000	2,737,070
Hologic, Inc.(a)	41,300	2,466,436
Medtronic PLC	41,800	4,492,246
Zimmer Biomet Holdings, Inc.	5,000	704,400
Total		15,413,878
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	14,100	715,716
Cigna Corp.	4,100	727,217
CVS Health Corp.	16,700	1,037,404
DaVita, Inc.(a)	30,800	2,672,208
HCA Healthcare, Inc.	25,500	3,460,860
Humana, Inc.	5,550	2,304,193
McKesson Corp.	4,200	644,448
UnitedHealth Group, Inc.	5,400	1,687,770
Total		13,249,816
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	60,500	3,763,100
Eli Lilly and Co.	10,700	1,587,773
Johnson & Johnson	59,800	9,173,918
Merck & Co., Inc.	71,200	6,071,224

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mylan NV(a)	170,300	2,789,514
Pfizer, Inc.	59,900	2,263,621
Total		25,649,150
Total Health Care		65,575,243
Industrials 7.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	11,500	4,487,990
Building Products 0.9%
Fortune Brands Home & Security, Inc.	39,700	3,337,976
Masco Corp.	13,700	798,710
Total		4,136,686
Commercial Services & Supplies 0.1%
Cintas Corp.	900	299,916
Construction & Engineering 0.6%
Quanta Services, Inc.	59,000	3,023,750
Electrical Equipment 1.4%
Eaton Corp. PLC	37,200	3,798,120
Rockwell Automation, Inc.	12,200	2,812,466
Total		6,610,586
Machinery 1.2%
Dover Corp.	4,700	516,248
Illinois Tool Works, Inc.	20,800	4,109,040
Pentair PLC	21,800	984,052
Total		5,609,340
Professional Services 0.2%
Robert Half International, Inc.	15,200	808,640
Road & Rail 2.2%
CSX Corp.	51,100	3,907,106
Norfolk Southern Corp.	18,900	4,016,817
Union Pacific Corp.	11,300	2,174,572
Total		10,098,495
Total Industrials		35,075,403
Information Technology 28.5%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	3,300	737,385
Cisco Systems, Inc.	126,400	5,336,608
Total		6,073,993
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.6%
Leidos Holdings, Inc.	17,200	1,556,428
MasterCard, Inc., Class A	22,900	8,202,551
PayPal Holdings, Inc.(a)	2,300	469,522
VeriSign, Inc.(a)	15,400	3,307,920
Visa, Inc., Class A	36,700	7,780,033
Total		21,316,454
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	8,700	3,020,205
Intel Corp.	125,000	6,368,750
KLA Corp.	15,900	3,261,726
NVIDIA Corp.	3,350	1,792,183
QUALCOMM, Inc.	34,100	4,061,310
Total		18,504,174
Software 10.8%
Adobe, Inc.(a)	13,800	7,084,782
Autodesk, Inc.(a)	15,600	3,832,920
Cadence Design Systems, Inc.(a)	3,500	388,185
Citrix Systems, Inc.	3,900	566,280
Fortinet, Inc.(a)	22,700	2,996,514
Intuit, Inc.	13,150	4,541,878
Microsoft Corp.(b)	133,800	30,175,914
Total		49,586,473
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	272,300	35,137,592
Xerox Holdings Corp.	34,100	643,126
Total		35,780,718
Total Information Technology		131,261,812
Materials 2.1%
Chemicals 0.6%
LyondellBasell Industries NV, Class A	44,100	2,887,668
Containers & Packaging 1.5%
Avery Dennison Corp.	19,000	2,192,410
International Paper Co.	22,300	808,821
Packaging Corp. of America	7,400	749,176
WestRock Co.	100,100	3,036,033
Total		6,786,440
Total Materials		9,674,108

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	5,400	1,345,410
Equinix, Inc.	5,225	4,126,600
Mid-America Apartment Communities, Inc.	16,700	1,955,904
ProLogis, Inc.	6,500	662,090
SBA Communications Corp.	10,650	3,259,646
Total		11,349,650
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	39,000	1,834,170
Total Real Estate		13,183,820
Utilities 3.1%
Electric Utilities 2.0%
Entergy Corp.	28,700	2,845,318
Exelon Corp.	70,200	2,591,082
NRG Energy, Inc.	85,300	2,935,173
Southern Co. (The)	9,900	516,582
Total		8,888,155
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	108,000	1,917,000
Multi-Utilities 0.7%
Sempra Energy	26,900	3,326,185
Total Utilities		14,131,340
Total Common Stocks (Cost $287,793,052)		457,207,563

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(c),(d)	3,378,811	3,378,811
Total Money Market Funds (Cost $3,378,301)		3,378,811
Total Investments in Securities (Cost: $291,171,353)		460,586,374
Other Assets & Liabilities, Net		61,904
Net Assets		460,648,278

At August 31, 2020, securities and/or cash totaling $704,781 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	24	09/2020	USD	4,198,680	550,735	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	3,972,793	82,071,429	(82,665,664)	253	3,378,811	(4,895)	16,589	3,378,811
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	49,615,319	—	—	49,615,319
Consumer Discretionary	54,311,523	—	—	54,311,523
Consumer Staples	32,481,857	—	—	32,481,857
Energy	9,189,954	—	—	9,189,954
Financials	42,707,184	—	—	42,707,184
Health Care	65,575,243	—	—	65,575,243
Industrials	35,075,403	—	—	35,075,403
Information Technology	131,261,812	—	—	131,261,812
Materials	9,674,108	—	—	9,674,108
Real Estate	13,183,820	—	—	13,183,820
Utilities	14,131,340	—	—	14,131,340
Total Common Stocks	457,207,563	—	—	457,207,563
Money Market Funds	3,378,811	—	—	3,378,811
Total Investments in Securities	460,586,374	—	—	460,586,374
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	550,735	—	—	550,735
Total	461,137,109	—	—	461,137,109
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $287,793,052)	$457,207,563
Affiliated issuers (cost $3,378,301)	3,378,811
Receivable for:
Capital shares sold	202,591
Dividends	744,412
Expense reimbursement due from Investment Manager	15,432
Prepaid expenses	4,014
Other assets	17,277
Total assets	461,570,100
Liabilities
Payable for:
Capital shares purchased	697,299
Variation margin for futures contracts	10,932
Management services fees	28,457
Distribution and/or service fees	3,583
Transfer agent fees	40,440
Compensation of board members	111,811
Compensation of chief compliance officer	60
Other expenses	29,240
Total liabilities	921,822
Net assets applicable to outstanding capital stock	$460,648,278
Represented by
Paid in capital	296,412,385
Total distributable earnings (loss)	164,235,893
Total - representing net assets applicable to outstanding capital stock	$460,648,278
Class A
Net assets	$60,158,408
Shares outstanding	2,348,279
Net asset value per share	$25.62
Advisor Class
Net assets	$7,394,530
Shares outstanding	292,280
Net asset value per share	$25.30
Institutional Class
Net assets	$87,130,465
Shares outstanding	3,404,960
Net asset value per share	$25.59
Institutional 2 Class
Net assets	$10,956,482
Shares outstanding	429,984
Net asset value per share	$25.48
Institutional 3 Class
Net assets	$237,985,442
Shares outstanding	9,291,881
Net asset value per share	$25.61
Class R
Net assets	$57,022,951
Shares outstanding	2,233,702
Net asset value per share	$25.53
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,224,133
Dividends — affiliated issuers	16,589
Total income	4,240,722
Expenses:
Management services fees	1,553,017
Distribution and/or service fees
Class A	69,185
Class R	128,532
Transfer agent fees
Class A	55,460
Advisor Class	11,969
Institutional Class	81,315
Institutional 2 Class	3,043
Institutional 3 Class	9,534
Class R	51,563
Compensation of board members	6,250
Custodian fees	9,223
Printing and postage fees	11,759
Registration fees	49,659
Audit fees	15,940
Legal fees	6,953
Compensation of chief compliance officer	50
Other	7,720
Total expenses	2,071,172
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(763,287)
Total net expenses	1,307,885
Net investment income	2,932,837
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,723,276)
Investments — affiliated issuers	(4,895)
Futures contracts	1,518,176
Net realized loss	(6,209,995)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	81,960,680
Investments — affiliated issuers	253
Futures contracts	975,769
Net change in unrealized appreciation (depreciation)	82,936,702
Net realized and unrealized gain	76,726,707
Net increase in net assets resulting from operations	$79,659,544
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$2,932,837	$6,921,612
Net realized gain (loss)	(6,209,995)	46,765,379
Net change in unrealized appreciation (depreciation)	82,936,702	(27,210,775)
Net increase in net assets resulting from operations	79,659,544	26,476,216
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,963,093)	(2,721,479)
Advisor Class	(907,928)	(540,497)
Institutional Class	(5,687,139)	(12,448,896)
Institutional 2 Class	(657,598)	(1,215,314)
Institutional 3 Class	(15,267,506)	(3,428,701)
Class R	(3,754,097)	(2,226,779)
Total distributions to shareholders	(30,237,361)	(22,581,666)
Increase (decrease) in net assets from capital stock activity	8,761,211	(146,905,062)
Total increase (decrease) in net assets	58,183,394	(143,010,512)
Net assets at beginning of period	402,464,884	545,475,396
Net assets at end of period	$460,648,278	$402,464,884
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	174,866	3,900,802	467,778	11,427,290
Distributions reinvested	141,794	3,231,477	93,223	2,274,192
Redemptions	(410,207)	(9,395,792)	(1,328,844)	(32,787,695)
Net decrease	(93,547)	(2,263,513)	(767,843)	(19,086,213)
Advisor Class
Subscriptions	46,579	1,001,031	398,796	9,400,025
Distributions reinvested	40,352	907,928	22,389	540,374
Redemptions	(321,243)	(7,737,226)	(119,401)	(2,865,633)
Net increase (decrease)	(234,312)	(5,828,267)	301,784	7,074,766
Institutional Class
Subscriptions	267,365	5,959,822	1,044,900	25,106,388
Distributions reinvested	213,166	4,851,657	252,722	6,140,053
Redemptions	(1,295,459)	(26,989,107)	(11,122,218)	(279,640,754)
Net decrease	(814,928)	(16,177,628)	(9,824,596)	(248,394,313)
Institutional 2 Class
Subscriptions	92,312	2,109,859	204,608	4,869,879
Distributions reinvested	29,020	657,598	50,090	1,215,180
Redemptions	(193,647)	(4,012,546)	(880,128)	(22,044,902)
Net decrease	(72,315)	(1,245,089)	(625,430)	(15,959,843)
Institutional 3 Class
Subscriptions	3,730,933	77,463,640	7,232,472	181,696,892
Distributions reinvested	339,449	7,729,241	140,369	3,420,127
Redemptions	(2,307,897)	(51,086,430)	(2,216,533)	(54,491,429)
Net increase	1,762,485	34,106,451	5,156,308	130,625,590
Class R
Subscriptions	351,831	7,973,107	1,133,833	27,391,983
Distributions reinvested	153,470	3,488,375	75,523	1,841,533
Redemptions	(499,391)	(11,292,225)	(1,244,666)	(30,398,565)
Net increase (decrease)	5,910	169,257	(35,310)	(1,165,049)
Total net increase (decrease)	553,293	8,761,211	(5,795,087)	(146,905,062)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$23.11	0.14	4.09	4.23	(0.05)	(1.67)	(1.72)
Year Ended 2/29/2020	$23.52	0.27	0.32	0.59	(0.24)	(0.76)	(1.00)
Year Ended 2/28/2019	$25.12	0.28	0.69	0.97	(0.24)	(2.33)	(2.57)
Year Ended 2/28/2018	$23.81	0.32	4.16	4.48	(0.32)	(2.85)	(3.17)
Year Ended 2/28/2017	$19.69	0.29	4.14	4.43	(0.31)	—	(0.31)
Year Ended 2/29/2016	$22.05	0.27	(2.20)	(1.93)	(0.43)	—	(0.43)
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$22.83	0.16	4.04	4.20	(0.06)	(1.67)	(1.73)
Year Ended 2/29/2020	$23.23	0.33	0.32	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$24.85	0.36	0.65	1.01	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.58	0.37	4.13	4.50	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.49	0.36	4.09	4.45	(0.36)	—	(0.36)
Year Ended 2/29/2016(e)	$21.32	0.20	(1.74)	(1.54)	(0.29)	—	(0.29)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$23.07	0.16	4.09	4.25	(0.06)	(1.67)	(1.73)
Year Ended 2/29/2020	$23.47	0.32	0.33	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$25.07	0.34	0.69	1.03	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.77	0.38	4.15	4.53	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.65	0.34	4.14	4.48	(0.36)	—	(0.36)
Year Ended 2/29/2016	$22.01	0.34	(2.22)	(1.88)	(0.48)	—	(0.48)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$22.97	0.18	4.07	4.25	(0.07)	(1.67)	(1.74)
Year Ended 2/29/2020	$23.37	0.35	0.32	0.67	(0.31)	(0.76)	(1.07)
Year Ended 2/28/2019	$24.98	0.37	0.68	1.05	(0.33)	(2.33)	(2.66)
Year Ended 2/28/2018	$23.69	0.40	4.14	4.54	(0.40)	(2.85)	(3.25)
Year Ended 2/28/2017	$19.58	0.36	4.13	4.49	(0.38)	—	(0.38)
Year Ended 2/29/2016	$21.93	0.37	(2.22)	(1.85)	(0.50)	—	(0.50)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$23.08	0.18	4.09	4.27	(0.07)	(1.67)	(1.74)
Year Ended 2/29/2020	$23.47	0.38	0.31	0.69	(0.32)	(0.76)	(1.08)
Year Ended 2/28/2019	$25.07	0.38	0.69	1.07	(0.34)	(2.33)	(2.67)
Year Ended 2/28/2018	$23.77	0.44	4.13	4.57	(0.42)	(2.85)	(3.27)
Year Ended 2/28/2017	$19.65	0.37	4.14	4.51	(0.39)	—	(0.39)
Year Ended 2/29/2016	$22.01	0.38	(2.23)	(1.85)	(0.51)	—	(0.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$25.62	19.24%	1.25%(c)	0.87%(c)	1.18%(c)	50%	$60,158
Year Ended 2/29/2020	$23.11	2.33%	1.20%	0.88%(d)	1.11%	77%	$56,439
Year Ended 2/28/2019	$23.52	4.14%	1.21%	0.89%	1.17%	99%	$75,497
Year Ended 2/28/2018	$25.12	19.81%	1.23%	0.89%	1.31%	70%	$60,502
Year Ended 2/28/2017	$23.81	22.62%	1.24%	0.89%(d)	1.32%	79%	$79,005
Year Ended 2/29/2016	$19.69	(8.94%)	1.25%	0.90%	1.27%	89%	$75,126
Advisor Class
Six Months Ended 8/31/2020 (Unaudited)	$25.30	19.36%	1.00%(c)	0.62%(c)	1.41%(c)	50%	$7,395
Year Ended 2/29/2020	$22.83	2.60%	0.95%	0.63%(d)	1.38%	77%	$12,021
Year Ended 2/28/2019	$23.23	4.38%	0.96%	0.64%	1.53%	99%	$5,222
Year Ended 2/28/2018	$24.85	20.12%	0.98%	0.64%	1.48%	70%	$663
Year Ended 2/28/2017	$23.58	22.98%	0.99%	0.64%(d)	1.64%	79%	$260
Year Ended 2/29/2016(e)	$19.49	(7.31%)	1.01%(c)	0.65%(c)	1.49%(c)	89%	$120
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$25.59	19.37%	1.00%(c)	0.62%(c)	1.43%(c)	50%	$87,130
Year Ended 2/29/2020	$23.07	2.58%	0.94%	0.63%(d)	1.34%	77%	$97,348
Year Ended 2/28/2019	$23.47	4.42%	0.96%	0.64%	1.41%	99%	$329,587
Year Ended 2/28/2018	$25.07	20.08%	0.98%	0.64%	1.56%	70%	$260,985
Year Ended 2/28/2017	$23.77	22.94%	0.99%	0.64%(d)	1.57%	79%	$256,195
Year Ended 2/29/2016	$19.65	(8.73%)	1.00%	0.65%	1.61%	89%	$299,136
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$25.48	19.43%	0.86%(c)	0.51%(c)	1.54%(c)	50%	$10,956
Year Ended 2/29/2020	$22.97	2.66%	0.85%	0.54%	1.46%	77%	$11,538
Year Ended 2/28/2019	$23.37	4.50%	0.87%	0.54%	1.56%	99%	$26,349
Year Ended 2/28/2018	$24.98	20.20%	0.87%	0.55%	1.63%	70%	$11,486
Year Ended 2/28/2017	$23.69	23.08%	0.86%	0.56%	1.66%	79%	$7,078
Year Ended 2/29/2016	$19.58	(8.62%)	0.84%	0.55%	1.78%	89%	$2,969
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$25.61	19.44%	0.81%(c)	0.46%(c)	1.59%(c)	50%	$237,985
Year Ended 2/29/2020	$23.08	2.73%	0.81%	0.49%	1.59%	77%	$173,757
Year Ended 2/28/2019	$23.47	4.58%	0.81%	0.49%	1.61%	99%	$55,689
Year Ended 2/28/2018	$25.07	20.24%	0.82%	0.50%	1.77%	70%	$28,180
Year Ended 2/28/2017	$23.77	23.11%	0.81%	0.51%	1.71%	79%	$5,016
Year Ended 2/29/2016	$19.65	(8.59%)	0.80%	0.50%	1.79%	89%	$2,520
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2020 (Unaudited)	$23.05	0.11	4.08	4.19	(0.04)	(1.67)	(1.71)
Year Ended 2/29/2020	$23.48	0.21	0.31	0.52	(0.19)	(0.76)	(0.95)
Year Ended 2/28/2019	$25.08	0.22	0.69	0.91	(0.18)	(2.33)	(2.51)
Year Ended 2/28/2018	$23.78	0.26	4.15	4.41	(0.26)	(2.85)	(3.11)
Year Ended 2/28/2017	$19.66	0.23	4.15	4.38	(0.26)	—	(0.26)
Year Ended 2/29/2016	$22.02	0.25	(2.24)	(1.99)	(0.37)	—	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2020 (Unaudited)	$25.53	19.10%	1.50%(c)	1.12%(c)	0.93%(c)	50%	$57,023
Year Ended 2/29/2020	$23.05	2.04%	1.45%	1.13%(d)	0.86%	77%	$51,362
Year Ended 2/28/2019	$23.48	3.88%	1.46%	1.14%	0.93%	99%	$53,131
Year Ended 2/28/2018	$25.08	19.51%	1.48%	1.14%	1.06%	70%	$38,251
Year Ended 2/28/2017	$23.78	22.36%	1.49%	1.14%(d)	1.08%	79%	$37,996
Year Ended 2/29/2016	$19.66	(9.18%)	1.51%	1.15%	1.20%	89%	$29,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	19

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	550,735*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,518,176

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	975,769
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,434,190

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2020 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Institutional Class	0.20
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.20
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2020 through June 30, 2021	Prior to July 1, 2020
Class A	0.84%	0.88%
Advisor Class	0.59	0.63
Institutional Class	0.59	0.63
Institutional 2 Class	0.45	0.54
Institutional 3 Class	0.40	0.49
Class R	1.09	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
291,171,000	173,814,000	(3,848,000)	169,966,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $203,371,533 and $218,674,404, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 21.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	29

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as seeking to add resources to the portfolio management team) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020	31

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2020

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Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR173_02_K01_(10/20)

SemiAnnual Report
August 31, 2020
Columbia Small Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Index Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	2.37	-0.86	7.01	11.82
Institutional Class	10/15/96	2.46	-0.64	7.27	12.09
Institutional 2 Class*	11/08/12	2.49	-0.63	7.27	12.04
Institutional 3 Class*	03/01/17	2.48	-0.61	7.21	11.92
S&P SmallCap 600 Index		2.45	-0.55	7.47	12.31
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Index Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2020)
Common Stocks	98.4
Exchange-Traded Equity Funds	1.1
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2020)
Communication Services	2.6
Consumer Discretionary	15.4
Consumer Staples	3.7
Energy	2.9
Financials	15.7
Health Care	12.9
Industrials	18.4
Information Technology	13.6
Materials	5.1
Real Estate	8.1
Utilities	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Index Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2020 — August 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.70	1,023.06	2.31	2.31	0.45
Institutional Class	1,000.00	1,000.00	1,024.60	1,024.33	1.03	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,024.90	1,024.33	1.03	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,024.80	1,024.33	1.03	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Index Fund | Semiannual Report 2020	5

Portfolio of Investments
August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 2.5%
Diversified Telecommunication Services 1.4%
ATN International, Inc.	47,984	2,783,072
Cincinnati Bell, Inc.(a)	223,282	3,362,627
Cogent Communications Holdings, Inc.	185,300	12,463,278
Consolidated Communications Holdings, Inc.(a)	322,540	2,509,361
Iridium Communications, Inc.(a)	432,090	12,102,841
Vonage Holdings Corp.(a)	1,018,500	11,661,825
Total		44,883,004
Entertainment 0.2%
Glu Mobile, Inc.(a)	581,130	4,614,172
Marcus Corp. (The)	102,143	1,600,581
Total		6,214,753
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	206,479	2,715,199
Media 0.4%
EW Scripps Co. (The), Class A	242,304	2,694,421
Gannett Co, Inc.	583,322	1,009,147
Meredith Corp.	177,980	2,491,720
Scholastic Corp.	133,940	3,013,650
TechTarget, Inc.(a)	100,900	4,003,712
Total		13,212,650
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	206,890	11,441,017
Spok Holdings, Inc.	78,049	846,051
Total		12,287,068
Total Communication Services		79,312,674
Consumer Discretionary 15.1%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.(a)	499,370	3,885,099
Cooper Tire & Rubber Co.	222,040	7,675,923
Cooper-Standard Holding, Inc.(a)	74,560	1,351,027
Dorman Products, Inc.(a)	127,505	10,798,398
Fox Factory Holding Corp.(a)	181,060	18,252,659
Garrett Motion, Inc.(a)	333,790	917,923
Gentherm, Inc.(a)	143,950	6,510,858
Common Stocks (continued)
Issuer	Shares	Value ($)
LCI Industries	110,997	12,612,589
Motorcar Parts of America, Inc.(a)	83,750	1,458,087
Standard Motor Products, Inc.	88,679	4,029,574
Total		67,492,137
Automobiles 0.3%
Winnebago Industries, Inc.	148,800	8,032,224
Distributors 0.2%
Core-Mark Holding Co., Inc.	199,090	6,653,588
Diversified Consumer Services 0.2%
American Public Education, Inc.(a)	65,274	2,052,215
Perdoceo Education Corp.(a)	304,968	4,382,390
Regis Corp.(a)	106,800	789,252
Total		7,223,857
Hotels, Restaurants & Leisure 2.3%
BJ’s Restaurants, Inc.	98,302	3,098,479
Bloomin’ Brands, Inc.	386,330	5,539,972
Brinker International, Inc.	198,520	8,941,341
Cheesecake Factory, Inc. (The)	184,690	5,453,896
Chuy’s Holdings, Inc.(a)	73,500	1,634,640
Dave & Buster’s Entertainment, Inc.	209,250	3,479,827
Dine Brands Global, Inc.	72,501	4,318,160
El Pollo Loco Holdings, Inc.(a)	86,810	1,551,295
Fiesta Restaurant Group, Inc.(a)	89,420	895,988
Monarch Casino & Resort, Inc.(a)	52,965	2,436,920
Red Robin Gourmet Burgers, Inc.(a)	56,994	632,633
Ruth’s Hospitality Group, Inc.	138,928	1,427,485
Shake Shack, Inc., Class A(a)	155,080	10,584,210
Wingstop, Inc.	130,630	21,344,942
Total		71,339,788
Household Durables 2.7%
Cavco Industries, Inc.(a)	38,080	7,269,853
Century Communities, Inc.(a)	126,590	4,516,731
Ethan Allen Interiors, Inc.	101,782	1,449,376
Installed Building Products, Inc.(a)	93,410	8,109,856
iRobot Corp.(a)	123,135	9,115,684
La-Z-Boy, Inc.	203,277	6,606,502
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LGI Homes, Inc.(a)	96,330	10,775,474
M/I Homes, Inc.(a)	125,953	5,360,560
MDC Holdings, Inc.	222,749	9,662,852
Meritage Homes Corp.(a)	156,061	14,986,538
Tupperware Brands Corp.	216,440	3,525,807
Universal Electronics, Inc.(a)	61,439	2,523,914
Total		83,903,147
Internet & Direct Marketing Retail 0.8%
Liquidity Services, Inc.(a)	120,190	866,570
PetMed Express, Inc.	89,048	3,095,308
Shutterstock, Inc.	84,960	4,275,187
Stamps.com, Inc.(a)	71,670	17,870,198
Total		26,107,263
Leisure Products 1.1%
Callaway Golf Co.	415,565	8,668,686
Sturm Ruger & Co., Inc.	73,340	5,196,872
Vista Outdoor, Inc.(a)	256,180	4,972,454
YETI Holdings, Inc.(a)	295,660	15,191,011
Total		34,029,023
Multiline Retail 0.6%
Big Lots, Inc.	173,230	8,167,795
Macy’s, Inc.	1,367,460	9,531,196
Total		17,698,991
Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	272,010	3,538,850
America’s Car-Mart, Inc.(a)	27,470	2,760,735
Asbury Automotive Group, Inc.(a)	85,180	9,011,192
Barnes & Noble Education, Inc.(a)	170,623	389,020
Bed Bath & Beyond, Inc.	558,840	6,806,671
Boot Barn Holdings, Inc.(a)	127,220	3,591,421
Buckle, Inc. (The)	126,541	2,371,378
Caleres, Inc.	177,664	1,387,556
Cato Corp. (The), Class A	93,345	746,760
Chico’s FAS, Inc.	531,600	680,448
Children’s Place, Inc. (The)	64,221	1,282,172
Conn’s, Inc.(a)	84,580	1,080,932
Designer Brands, Inc.	239,870	1,691,084
Express, Inc.(a)	284,640	315,950
Common Stocks (continued)
Issuer	Shares	Value ($)
GameStop Corp., Class A(a)	285,970	1,910,280
Genesco, Inc.(a)	61,592	1,201,044
Group 1 Automotive, Inc.	75,445	6,521,466
Guess?, Inc.	194,160	2,232,840
Haverty Furniture Companies, Inc.	76,256	1,610,527
Hibbett Sports, Inc.(a)	73,003	2,436,110
Lumber Liquidators Holdings, Inc.(a)	127,238	3,052,440
MarineMax, Inc.(a)	94,829	2,788,921
Michaels Companies, Inc. (The)(a)	338,330	3,806,213
Monro, Inc.	146,981	6,774,354
ODP Corp. (The)	232,426	5,434,120
Rent-A-Center, Inc.	213,740	6,561,818
Shoe Carnival, Inc.	39,190	1,288,567
Signet Jewelers Ltd.	231,140	3,991,788
Sleep Number Corp.(a)	122,041	5,857,968
Sonic Automotive, Inc., Class A	106,401	4,496,506
Zumiez, Inc.(a)	88,718	2,278,278
Total		97,897,409
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.(a)	659,570	10,447,589
Crocs, Inc.(a)	297,518	11,873,943
Fossil Group, Inc.(a)	205,460	1,322,135
G-III Apparel Group Ltd.(a)	190,980	2,112,239
Kontoor Brands, Inc.	206,780	4,569,838
Movado Group, Inc.	72,953	795,917
Oxford Industries, Inc.	74,086	3,669,479
Steven Madden Ltd.	337,823	7,148,335
Unifi, Inc.(a)	64,350	787,000
Vera Bradley, Inc.(a)	101,480	534,800
Wolverine World Wide, Inc.	358,512	8,955,630
Total		52,216,905
Total Consumer Discretionary		472,594,332
Consumer Staples 3.6%
Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	20,500	5,602,650
MGP Ingredients, Inc.	58,200	2,069,010
National Beverage Corp.(a)	51,460	4,184,727
Total		11,856,387

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	145,279	2,575,797
PriceSmart, Inc.	98,640	6,485,580
SpartanNash Co.	157,559	3,148,029
The Chefs’ Warehouse(a)	136,510	2,021,713
United Natural Foods, Inc.(a)	236,770	4,273,698
Total		18,504,817
Food Products 1.2%
B&G Foods, Inc.	283,136	8,816,855
Calavo Growers, Inc.	72,442	4,597,894
Cal-Maine Foods, Inc.(a)	160,876	6,208,205
Fresh Del Monte Produce, Inc.	132,760	3,078,704
J&J Snack Foods Corp.	65,887	8,957,337
John B. Sanfilippo & Son, Inc.	39,470	3,143,391
Seneca Foods Corp., Class A(a)	29,813	1,411,944
Total		36,214,330
Household Products 0.6%
Central Garden & Pet Co.(a)	42,420	1,726,070
Central Garden & Pet Co., Class A(a)	173,142	6,433,957
WD-40 Co.	60,359	12,336,172
Total		20,496,199
Personal Products 0.5%
Inter Parfums, Inc.	77,979	3,483,322
Medifast, Inc.	52,019	8,464,532
Usana Health Sciences, Inc.(a)	53,820	4,220,026
Total		16,167,880
Tobacco 0.3%
Universal Corp.	107,880	4,683,071
Vector Group Ltd.	527,280	5,309,710
Total		9,992,781
Total Consumer Staples		113,232,394
Energy 2.8%
Energy Equipment & Services 1.4%
Archrock, Inc.	567,250	3,721,160
Bristow Group, Inc.(a)	29,466	557,202
Core Laboratories NV	196,320	4,108,978
DMC Global Inc	65,140	2,307,910
Dril-Quip, Inc.(a)	154,820	5,129,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Exterran Corp.(a)	122,970	565,662
Geospace Technologies Corp.(a)	60,340	395,227
Helix Energy Solutions Group, Inc.(a)	629,280	2,252,822
Helmerich & Payne, Inc.	474,340	7,817,123
Matrix Service Co.(a)	115,426	1,066,536
Nabors Industries Ltd.	29,981	1,198,640
Newpark Resources, Inc.(a)	396,980	774,111
Oceaneering International, Inc.(a)	438,350	2,362,707
Oil States International, Inc.(a)	269,110	1,181,393
Patterson-UTI Energy, Inc.	823,570	3,170,744
ProPetro Holding Corp.(a)	363,620	2,283,534
RPC, Inc.(a)	228,130	714,047
SEACOR Holdings, Inc.(a)	78,114	2,469,184
US Silica Holdings, Inc.	325,920	1,453,603
Total		43,529,770
Oil, Gas & Consumable Fuels 1.4%
Bonanza Creek Energy, Inc.(a)	82,560	1,654,502
Callon Petroleum Co.(a)	175,313	1,162,325
CONSOL Energy, Inc.(a)	114,940	594,240
Dorian LPG Ltd.(a)	118,960	1,004,022
Green Plains, Inc.(a)	147,330	1,971,275
Gulfport Energy Corp.(a)	642,440	453,370
Laredo Petroleum, Inc.(a)	40,173	656,829
Matador Resources Co.(a)	483,850	4,707,860
Oasis Petroleum, Inc.(a)	1,287,830	715,261
Par Pacific Holdings, Inc.(a)	171,250	1,486,450
PDC Energy, Inc.(a)	421,987	6,388,883
Penn Virginia Corp.(a)	59,570	680,289
QEP Resources, Inc.	1,069,440	1,390,272
Range Resources Corp.	937,350	6,992,631
Renewable Energy Group, Inc.(a)	172,430	5,764,335
REX American Resources Corp.(a)	24,310	1,501,872
SM Energy Co.	469,010	1,139,694
Southwestern Energy Co.(a)	2,392,020	6,649,816
Talos Energy, Inc.(a)	89,450	671,770
Total		45,585,696
Total Energy		89,115,466

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.4%
Banks 7.7%
Allegiance Bancshares, Inc.	82,890	2,107,064
Ameris Bancorp	288,230	7,067,400
Banc of California, Inc.	195,250	2,145,797
BancFirst Corp.	79,290	3,488,760
BankUnited, Inc.	407,980	9,538,572
Banner Corp.	155,243	5,607,377
Berkshire Hills Bancorp, Inc.	190,580	1,749,524
Boston Private Financial Holdings, Inc.	361,225	2,145,676
Brookline Bancorp, Inc.	348,494	3,345,542
Cadence BanCorp	556,090	5,282,855
Central Pacific Financial Corp.	124,150	1,923,084
City Holding Co.	71,310	4,562,414
Columbia Banking System, Inc.	316,045	8,820,816
Community Bank System, Inc.	230,040	13,841,507
Customers Bancorp, Inc.(a)	127,850	1,632,645
CVB Financial Corp.	568,474	10,351,912
Dime Community Bancshares, Inc.	126,484	1,631,644
Eagle Bancorp, Inc.	142,180	4,091,940
FB Financial Corp.	135,460	3,657,420
First BanCorp	963,359	5,520,047
First Commonwealth Financial Corp.	433,352	3,553,486
First Financial Bancorp	432,595	5,935,203
First Hawaiian, Inc.	573,300	9,476,649
First Midwest Bancorp, Inc.	504,352	6,284,226
Great Western Bancorp, Inc.	242,930	3,384,015
Hanmi Financial Corp.	135,200	1,288,456
Heritage Financial Corp.	158,480	3,160,091
Hope Bancorp, Inc.	544,002	4,602,257
Independent Bank Corp.	145,436	9,140,653
Independent Bank Group, Inc.	161,560	7,512,540
National Bank Holdings Corp., Class A	134,960	3,838,262
NBT Bancorp, Inc.	192,470	5,864,561
OFG Bancorp	226,710	2,910,956
Old National Bancorp	727,566	10,171,373
Pacific Premier Bancorp, Inc.	356,873	8,061,761
Park National Corp.	62,610	5,629,265
Preferred Bank	59,940	2,241,756
Common Stocks (continued)
Issuer	Shares	Value ($)
S&T Bancorp, Inc.	168,097	3,394,719
Seacoast Banking Corp. of Florida(a)	232,760	4,711,062
ServisFirst Bancshares, Inc.	204,480	7,494,192
Simmons First National Corp., Class A	481,194	8,213,982
Southside Bancshares, Inc.	137,025	3,775,724
Tompkins Financial Corp.	53,983	3,572,595
Triumph Bancorp, Inc.(a)	97,900	2,796,024
United Community Banks, Inc.	345,715	6,264,356
Veritex Holdings, Inc.	202,441	3,639,889
Westamerica BanCorp	118,960	7,239,906
Total		242,669,955
Capital Markets 0.9%
Blucora, Inc.(a)	211,299	2,520,797
BrightSphere Investment Group, Inc.	275,270	3,815,242
Donnelley Financial Solutions, Inc.(a)	135,556	1,477,560
Greenhill & Co., Inc.	64,700	725,934
Piper Sandler Companies	64,048	4,832,422
StoneX Group, Inc.(a)	72,130	4,089,771
Virtus Investment Partners, Inc.	32,027	4,544,631
Waddell & Reed Financial, Inc., Class A	289,780	4,564,035
WisdomTree Investments, Inc.	524,970	1,963,388
Total		28,533,780
Consumer Finance 1.0%
Encore Capital Group, Inc.(a)	122,755	5,639,365
Enova International, Inc.(a)	132,651	2,265,679
Ezcorp, Inc., Class A(a)	230,054	1,237,690
Green Dot Corp., Class A(a)	215,230	11,204,874
PRA Group, Inc.(a)	201,104	9,386,529
World Acceptance Corp.(a)	23,210	2,111,878
Total		31,846,015
Insurance 3.3%
Ambac Financial Group, Inc.(a)	202,150	2,553,154
American Equity Investment Life Holding Co.	404,170	9,663,705
AMERISAFE, Inc.	85,240	5,688,065
eHealth, Inc.(a)	113,108	7,139,377
Employers Holdings, Inc.	134,126	4,369,825
HCI Group, Inc.	27,830	1,522,858
Horace Mann Educators Corp.	182,337	7,122,083

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
James River Group Holdings Ltd.	134,770	6,564,647
Kinsale Capital Group, Inc.	91,400	18,940,822
Palomar Holdings, Inc.(a)	78,190	8,784,646
ProAssurance Corp.	237,766	3,642,575
Safety Insurance Group, Inc.	64,227	4,650,035
Stewart Information Services Corp.	104,580	4,462,429
Third Point Reinsurance Ltd.(a)	356,130	3,048,473
Trupanion, Inc.(a)	131,750	8,264,677
United Fire Group, Inc.	93,895	2,364,276
United Insurance Holdings Corp.	91,110	689,703
Universal Insurance Holdings, Inc.	131,640	2,441,922
Total		101,913,272
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	631,710	5,647,488
ARMOUR Residential REIT, Inc.	285,200	2,763,588
Capstead Mortgage Corp.	425,665	2,626,353
Granite Point Mortgage Trust, Inc.	243,480	1,616,707
Invesco Mortgage Capital, Inc.	800,449	2,401,347
KKR Real Estate Finance Trust, Inc.	102,890	1,872,598
New York Mortgage Trust, Inc.	1,666,830	4,400,431
PennyMac Mortgage Investment Trust	440,880	7,556,683
Ready Capital Corp.	167,089	1,709,321
Redwood Trust, Inc.	507,070	3,513,995
Total		34,108,511
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.(a)	229,190	5,679,328
Flagstar Bancorp, Inc.	180,370	5,667,225
HomeStreet, Inc.	103,310	2,827,595
Meta Financial Group, Inc.	140,600	2,710,768
NMI Holdings, Inc., Class A(a)	374,220	6,417,873
Northfield Bancorp, Inc.	191,550	1,850,373
Northwest Bancshares, Inc.	523,906	5,296,690
Provident Financial Services, Inc.	309,331	4,076,982
TrustCo Bank Corp.	425,835	2,537,977
Walker & Dunlop, Inc.	127,550	6,987,189
Total		44,052,000
Total Financials		483,123,533
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.6%
Biotechnology 2.2%
Anika Therapeutics, Inc.(a)	62,710	2,403,674
Coherus Biosciences, Inc.(a)	269,300	5,108,621
Cytokinetics, Inc.(a)	294,810	7,063,648
Eagle Pharmaceuticals, Inc.(a)	44,720	1,774,490
Enanta Pharmaceuticals, Inc.(a)	71,550	3,734,194
Momenta Pharmaceuticals, Inc.(a)	519,781	27,116,975
Myriad Genetics, Inc.(a)	329,220	4,401,671
REGENXBIO, Inc.(a)	139,780	4,266,086
Spectrum Pharmaceuticals, Inc.(a)	506,935	2,134,196
Vanda Pharmaceuticals, Inc.(a)	239,530	2,464,764
Xencor, Inc.(a)	219,000	7,829,250
Total		68,297,569
Health Care Equipment & Supplies 3.5%
Angiodynamics, Inc.(a)	166,460	1,558,898
Cardiovascular Systems, Inc.(a)	155,760	5,088,679
CONMED Corp.	126,008	10,875,751
CryoLife, Inc.(a)	166,650	3,369,663
Cutera, Inc.(a)	77,110	1,262,291
Glaukos Corp.(a)	175,780	8,407,557
Heska Corp.(a)	37,330	3,867,388
Inogen, Inc.(a)	80,810	2,442,886
Integer Holdings Corp.(a)	144,992	10,042,146
Invacare Corp.	151,992	1,030,506
Lantheus Holdings, Inc.(a)	291,620	3,913,540
LeMaitre Vascular, Inc.	73,070	2,358,700
Meridian Bioscience, Inc.(a)	189,140	2,674,440
Merit Medical Systems, Inc.(a)	244,568	12,008,289
Mesa Laboratories, Inc.	17,860	4,392,131
Natus Medical, Inc.(a)	149,260	2,710,562
Neogen Corp.(a)	233,645	17,803,749
OraSure Technologies, Inc.(a)	314,520	3,686,174
Orthofix Medical, Inc.(a)	84,800	2,572,832
SurModics, Inc.(a)	60,089	2,719,027
Tactile Systems Technology, Inc.(a)	84,930	3,263,860
Varex Imaging Corp.(a)	172,660	1,914,799
Zynex, Inc.(a)	67,420	997,816
Total		108,961,684

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.1%
Addus HomeCare Corp.(a)	59,770	5,598,058
AMN Healthcare Services, Inc.(a)	207,440	11,168,570
BioTelemetry, Inc.(a)	150,780	5,967,873
Community Health Systems, Inc.(a)	528,420	2,731,931
Corvel Corp.(a)	38,878	3,227,652
Covetrus, Inc.(a)	430,080	9,853,133
Cross Country Healthcare, Inc.(a)	165,421	1,057,040
Ensign Group, Inc. (The)	222,788	13,042,010
Hanger, Inc.(a)	166,890	3,297,746
Magellan Health, Inc.(a)	98,126	7,404,588
Owens & Minor, Inc.	278,230	4,613,053
Pennant Group, Inc. (The)(a)	115,849	4,291,047
Providence Service Corp. (The)(a)	50,530	4,678,573
RadNet, Inc.(a)	184,720	2,663,662
Select Medical Holdings Corp.(a)	474,490	9,523,014
Tivity Health, Inc.(a)	192,697	3,152,523
U.S. Physical Therapy, Inc.	56,720	5,042,408
Total		97,312,881
Health Care Technology 1.4%
Allscripts Healthcare Solutions, Inc.(a)	717,800	6,409,954
Computer Programs & Systems, Inc.	55,751	1,525,347
HealthStream, Inc.(a)	111,629	2,312,395
HMS Holdings Corp.(a)	390,420	10,888,814
NextGen Healthcare, Inc.(a)	216,013	2,864,332
Omnicell, Inc.(a)	188,205	12,549,510
Simulations Plus, Inc.	54,140	3,225,661
Tabula Rasa HealthCare, Inc.(a)	90,480	4,578,288
Total		44,354,301
Life Sciences Tools & Services 1.2%
Luminex Corp.	188,044	5,018,894
Medpace Holdings, Inc.(a)	118,720	15,408,669
NeoGenomics, Inc.(a)	484,840	18,884,518
Total		39,312,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.2%
AMAG Pharmaceuticals, Inc.(a)	151,340	1,567,882
Amphastar Pharmaceuticals, Inc.(a)	148,920	3,034,990
ANI Pharmaceuticals, Inc.(a)	41,920	1,314,611
Corcept Therapeutics, Inc.(a)	455,460	5,784,342
Endo International PLC(a)	902,770	2,717,338
Innoviva, Inc.(a)	295,290	3,457,846
Lannett Co., Inc.(a)	147,890	777,901
Pacira Pharmaceuticals, Inc.(a)	186,000	11,628,720
Phibro Animal Health Corp., Class A	89,590	1,922,601
Supernus Pharmaceuticals, Inc.(a)	232,000	5,101,680
Total		37,307,911
Total Health Care		395,546,427
Industrials 18.0%
Aerospace & Defense 1.5%
AAR Corp.	145,703	2,940,286
Aerojet Rocketdyne Holdings, Inc.(a)	319,027	13,198,147
Aerovironment, Inc.(a)	95,359	7,284,474
Cubic Corp.	138,207	6,506,786
Kaman Corp.	122,071	5,645,784
Moog, Inc., Class A	132,484	7,987,460
National Presto Industries, Inc.	22,317	2,006,968
Park Aerospace Corp.	86,077	954,594
Triumph Group, Inc.	228,960	1,655,381
Total		48,179,880
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	115,375	6,505,996
Echo Global Logistics, Inc.(a)	117,530	3,210,919
Forward Air Corp.	123,529	7,286,976
HUB Group, Inc., Class A(a)	148,057	7,971,389
Total		24,975,280
Airlines 0.6%
Allegiant Travel Co.	57,942	7,451,341
Hawaiian Holdings, Inc.	202,910	2,727,110
Skywest, Inc.	221,409	7,450,413
Total		17,628,864

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
AAON, Inc.	179,219	10,202,938
American Woodmark Corp.(a)	68,760	6,016,500
Apogee Enterprises, Inc.	116,230	2,432,694
Gibraltar Industries, Inc.(a)	143,117	8,936,941
Griffon Corp.	225,195	4,893,487
Insteel Industries, Inc.	80,800	1,489,952
Patrick Industries, Inc.	97,560	5,483,848
PGT, Inc.(a)	260,210	4,717,607
Quanex Building Products Corp.	144,844	2,434,828
Resideo Technologies, Inc.(a)	543,800	7,265,168
Simpson Manufacturing Co., Inc.	174,656	17,175,671
UFP Industries, Inc.	269,820	16,013,817
Total		87,063,451
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	294,238	11,222,237
Brady Corp., Class A	213,826	10,026,301
Deluxe Corp.	184,720	5,246,048
Harsco Corp.(a)	348,340	4,929,011
Interface, Inc.	258,229	1,952,211
Matthews International Corp., Class A	138,080	3,023,952
Pitney Bowes, Inc.	762,300	4,185,027
RR Donnelley & Sons Co.	314,853	415,606
Team, Inc.(a)	135,250	861,543
Unifirst Corp.	67,332	12,969,490
US Ecology, Inc.	112,680	4,183,808
Viad Corp.	90,002	1,928,743
Total		60,943,977
Construction & Engineering 0.9%
Aegion Corp.(a)	135,498	2,193,035
Arcosa, Inc.	212,890	9,854,678
Comfort Systems U.S.A., Inc.	161,053	8,160,556
Granite Construction, Inc.	206,400	3,836,976
MYR Group, Inc.(a)	73,680	2,859,521
Total		26,904,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
AZZ, Inc.	115,515	4,011,836
Encore Wire Corp.	90,774	4,684,846
Powell Industries, Inc.	38,975	1,051,935
Vicor Corp.(a)	81,689	7,109,394
Total		16,858,011
Industrial Conglomerates 0.1%
Raven Industries, Inc.	158,240	3,932,264
Machinery 5.9%
Alamo Group, Inc.	42,950	4,763,155
Albany International Corp., Class A	135,562	7,035,668
Astec Industries, Inc.	99,737	5,258,135
Barnes Group, Inc.	209,380	8,291,448
Chart Industries, Inc.(a)	155,420	10,214,203
CIRCOR International, Inc.(a)	88,262	2,616,968
Enerpac Tool Group Corp.	234,814	4,884,131
EnPro Industries, Inc.	90,593	5,301,502
ESCO Technologies, Inc.	114,972	10,338,282
Federal Signal Corp.	266,026	8,544,755
Franklin Electric Co., Inc.	169,196	10,043,475
Greenbrier Companies, Inc. (The)	144,260	3,922,429
Hillenbrand, Inc.	329,945	10,462,556
John Bean Technologies Corp.	139,838	14,334,793
Lindsay Corp.	47,848	4,781,451
Lydall, Inc.(a)	78,138	1,467,432
Meritor, Inc.(a)	319,090	7,262,488
Mueller Industries, Inc.	250,700	7,445,790
Proto Labs, Inc.(a)	117,520	17,275,440
SPX Corp.(a)	196,770	8,230,889
SPX FLOW, Inc.(a)	188,330	8,188,588
Standex International Corp.	54,798	3,169,516
Tennant Co.	81,440	5,413,317
Titan International, Inc.	222,120	528,646
Wabash National Corp.	233,380	2,849,570
Watts Water Technologies, Inc., Class A	121,385	11,622,614
Total		184,247,241
Marine 0.2%
Matson, Inc.	190,060	7,615,704

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.2%
Exponent, Inc.	227,620	18,313,167
Forrester Research, Inc.(a)	47,220	1,674,421
Heidrick & Struggles International, Inc.	85,112	1,840,973
Kelly Services, Inc., Class A	147,149	2,794,359
Korn/Ferry International	243,067	7,413,543
Resources Connection, Inc.	133,427	1,639,818
TrueBlue, Inc.(a)	159,531	2,699,265
Total		36,375,546
Road & Rail 0.9%
ArcBest Corp.	111,555	3,772,790
Heartland Express, Inc.	204,766	4,235,585
Marten Transport Ltd.	258,004	4,685,353
Saia, Inc.(a)	115,130	15,450,446
Total		28,144,174
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	170,921	10,291,154
DXP Enterprises, Inc.(a)	71,210	1,370,080
Foundation Building Materials, Inc.(a)	78,220	1,269,511
GMS, Inc.(a)	186,880	4,950,451
NOW, Inc.(a)	482,690	3,509,156
Veritiv Corp.(a)	55,350	961,983
Total		22,352,335
Total Industrials		565,221,493
Information Technology 13.3%
Communications Equipment 1.0%
ADTRAN, Inc.	211,780	2,348,640
Applied Optoelectronics, Inc.(a)	85,330	992,388
CalAmp Corp.(a)	151,735	1,239,675
Comtech Telecommunications Corp.	109,217	1,813,002
Digi International, Inc.(a)	127,857	1,741,412
Extreme Networks, Inc.(a)	530,830	2,319,727
Harmonic, Inc.(a)	426,486	2,516,268
NETGEAR, Inc.(a)	130,485	4,351,675
Plantronics, Inc.	147,320	1,820,875
Viavi Solutions, Inc.(a)	1,006,700	13,424,345
Total		32,568,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.6%
Arlo Technologies, Inc.(a)	344,557	1,974,312
Badger Meter, Inc.	128,576	7,931,853
Bel Fuse, Inc., Class B	44,690	537,174
Benchmark Electronics, Inc.	160,811	3,153,504
CTS Corp.	142,457	2,977,351
Daktronics, Inc.	165,213	730,241
ePlus, Inc.(a)	59,610	4,573,279
Fabrinet(a)	162,160	11,315,525
FARO Technologies, Inc.(a)	78,246	4,420,899
Insight Enterprises, Inc.(a)	155,724	9,313,074
Itron, Inc.(a)	157,840	9,402,529
Knowles Corp.(a)	379,910	5,721,445
Methode Electronics, Inc.	163,791	4,636,923
MTS Systems Corp.	79,001	1,927,624
OSI Systems, Inc.(a)	73,967	5,824,901
PC Connection, Inc.	48,420	2,144,522
Plexus Corp.(a)	128,884	9,804,206
Rogers Corp.(a)	82,406	9,337,424
Sanmina Corp.(a)	301,200	8,523,960
Scansource, Inc.(a)	111,925	2,763,428
TTM Technologies, Inc.(a)	436,313	5,000,147
Total		112,014,321
IT Services 2.2%
Cardtronics PLC, Class A(a)	159,038	3,452,715
CSG Systems International, Inc.	146,017	6,215,944
EVERTEC, Inc.	263,400	9,224,268
ExlService Holdings, Inc.(a)	151,530	9,650,946
Mantech International Corp., Class A	119,550	8,948,317
NIC, Inc.	295,725	6,322,600
Perficient, Inc.(a)	146,083	6,268,421
Sykes Enterprises, Inc.(a)	166,343	5,506,785
TTEC Holdings, Inc.	78,195	4,432,875
Unisys Corp.(a)	230,800	2,691,128
Virtusa Corp.(a)	133,068	5,261,509
Total		67,975,508

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	168,973	12,524,279
Axcelis Technologies, Inc.(a)	145,170	3,430,367
Brooks Automation, Inc.	325,709	16,816,356
Ceva, Inc.(a)	97,165	4,105,221
Cohu, Inc.	184,156	3,167,483
Diodes, Inc.(a)	184,157	8,997,911
DSP Group, Inc.(a)	102,483	1,469,606
Formfactor, Inc.(a)	336,320	8,788,042
Ichor Holdings Ltd.(a)	100,720	2,534,115
Kulicke & Soffa Industries, Inc.	275,675	6,610,686
MaxLinear, Inc., Class A(a)	290,760	7,080,006
Onto Innovation, Inc.(a)	210,109	6,563,805
PDF Solutions, Inc.(a)	124,490	2,576,943
Photronics, Inc.(a)	287,560	2,884,227
Power Integrations, Inc.	263,538	14,750,222
Rambus, Inc.(a)	500,210	6,717,820
SMART Global Holdings, Inc.(a)	60,390	1,521,828
Ultra Clean Holdings, Inc.(a)	176,190	4,320,179
Veeco Instruments, Inc.(a)	218,264	2,595,159
Total		117,454,255
Software 2.6%
8x8, Inc.(a)	457,670	7,725,469
Agilysys, Inc.(a)	88,864	2,254,480
Alarm.com Holdings, Inc.(a)	187,310	11,214,250
Bottomline Technologies de, Inc.(a)	167,582	7,981,931
Ebix, Inc.	98,338	2,268,658
LivePerson, Inc.(a)	271,862	16,219,287
MicroStrategy, Inc., Class A(a)	34,129	4,929,593
OneSpan, Inc.(a)	144,193	3,107,359
Progress Software Corp.	197,773	7,493,619
SPS Commerce, Inc.(a)	154,240	12,320,691
Xperi Holding Corp.	507,869	6,363,598
Total		81,878,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.(a)	524,950	2,881,975
Diebold, Inc.(a)	342,190	2,853,865
Total		5,735,840
Total Information Technology		417,626,866
Materials 5.1%
Chemicals 2.8%
AdvanSix, Inc.(a)	123,660	1,574,192
American Vanguard Corp.	117,211	1,658,536
Balchem Corp.	142,712	13,942,962
Ferro Corp.(a)	363,170	4,528,730
FutureFuel Corp.	113,970	1,379,037
GCP Applied Technologies(a)	238,290	6,209,837
Hawkins, Inc.	41,627	2,090,508
HB Fuller Co.	227,023	10,935,698
Innospec, Inc.	108,460	8,100,877
Koppers Holdings, Inc.(a)	92,652	2,229,207
Kraton Performance Polymers, Inc.(a)	140,665	1,974,937
Livent Corp.(a)	645,550	5,474,264
Quaker Chemical Corp.	57,243	10,876,170
Rayonier Advanced Materials, Inc.(a)	220,650	697,254
Stepan Co.	88,319	10,182,298
Tredegar Corp.	109,508	1,853,970
Trinseo SA	168,860	4,206,303
Total		87,914,780
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	69,940	1,866,698
Containers & Packaging 0.1%
Myers Industries, Inc.	157,949	2,416,620
Metals & Mining 1.4%
Arconic Corp.(a)	423,780	9,429,105
Carpenter Technology Corp.	211,100	4,439,433
Century Aluminum Co.(a)	221,224	2,183,481
Cleveland-Cliffs, Inc.	1,760,210	11,582,182
Haynes International, Inc.	55,454	1,039,208
Kaiser Aluminum Corp.	69,729	4,482,180
Materion Corp.	89,689	4,896,123
Olympic Steel, Inc.	40,264	442,904

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.	365,457	1,308,336
TimkenSteel Corp.(a)	176,720	666,234
Warrior Met Coal, Inc.	225,950	3,495,446
Total		43,964,632
Paper & Forest Products 0.7%
Boise Cascade Co.	173,090	7,927,522
Clearwater Paper Corp.(a)	73,171	2,462,936
Mercer International, Inc.	177,240	1,485,271
Neenah, Inc.	74,145	3,283,141
PH Glatfelter Co.	195,679	2,933,228
Schweitzer-Mauduit International, Inc.	137,757	4,178,170
Total		22,270,268
Total Materials		158,432,998
Real Estate 7.9%
Equity Real Estate Investment Trusts (REITS) 7.5%
Acadia Realty Trust	380,162	4,311,037
Agree Realty Corp.	237,795	15,913,241
Alexander & Baldwin, Inc.	300,140	3,634,695
American Assets Trust, Inc.	212,200	5,421,710
Armada Hoffler Properties, Inc.	249,460	2,519,546
Brandywine Realty Trust	752,890	8,379,666
CareTrust REIT, Inc.	422,646	8,186,653
Chatham Lodging Trust	207,380	1,435,070
Community Healthcare Trust, Inc.	90,930	4,246,431
CoreCivic, Inc.	528,260	4,918,101
DiamondRock Hospitality Co.	879,828	4,663,088
Diversified Healthcare Trust	1,050,510	3,991,938
Easterly Government Properties, Inc.	331,710	8,024,065
Essential Properties Realty Trust, Inc.	406,230	6,893,723
Four Corners Property Trust, Inc.	310,544	7,841,236
Franklin Street Properties Corp.	473,685	2,098,425
Getty Realty Corp.	151,706	4,443,469
Global Net Lease, Inc.	395,060	6,913,550
Hersha Hospitality Trust	158,990	1,022,306
Independence Realty Trust, Inc.	418,220	4,897,356
Industrial Logistics Properties Trust	287,850	6,208,924
Innovative Industrial Properties, Inc.	94,040	11,575,384
Investors Real Estate Trust	53,720	3,819,492
iStar, Inc.	320,900	3,972,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Kite Realty Group Trust	371,450	4,175,098
Lexington Realty Trust	1,219,909	13,870,365
LTC Properties, Inc.	173,181	6,319,375
National Storage Affiliates Trust	273,830	9,395,107
NexPoint Residential Trust, Inc.	96,570	3,997,998
Office Properties Income Trust	212,845	5,074,225
Pennsylvania Real Estate Investment Trust	268,194	295,013
Retail Opportunity Investments Corp.	513,810	5,718,705
Retail Properties of America, Inc., Class A	945,530	5,966,294
RPT Realty	355,860	2,085,340
Safehold, Inc.	58,590	3,249,987
Saul Centers, Inc.	52,252	1,464,101
SITE Centers Corp.	656,750	4,932,192
Summit Hotel Properties, Inc.	466,330	2,746,684
Tanger Factory Outlet Centers, Inc.	412,730	2,348,434
Uniti Group, Inc.	857,190	8,417,606
Universal Health Realty Income Trust	55,896	3,729,381
Urstadt Biddle Properties, Inc., Class A	132,446	1,231,748
Washington Prime Group, Inc.	827,360	562,605
Washington Real Estate Investment Trust	363,500	7,975,190
Whitestone REIT	186,070	1,196,430
Xenia Hotels & Resorts, Inc.	501,010	4,499,070
Total		234,582,796
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.(a)	104,060	2,935,533
RE/MAX Holdings, Inc., Class A	80,030	2,812,254
Realogy Holdings Corp.(a)	509,470	5,644,928
St. Joe Co. (The)(a)	137,850	3,199,498
Total		14,592,213
Total Real Estate		249,175,009
Utilities 1.6%
Gas Utilities 0.5%
Northwest Natural Holding Co.	134,815	6,890,395
South Jersey Industries, Inc.	408,296	9,043,756
Total		15,934,151
Multi-Utilities 0.4%
Avista Corp.	297,154	10,953,097

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.7%
American States Water Co.	162,874	12,391,454
California Water Service Group	215,110	9,753,087
Total		22,144,541
Total Utilities		49,031,789
Total Common Stocks (Cost $2,437,302,413)		3,072,412,981

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	447,875	33,129,313
Total Exchange-Traded Equity Funds (Cost $30,910,919)		33,129,313

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	17,393,446	17,393,446
Total Money Market Funds (Cost $17,393,314)		17,393,446
Total Investments in Securities (Cost: $2,485,606,646)		3,122,935,740
Other Assets & Liabilities, Net		14,646,748
Net Assets		3,137,582,488

At August 31, 2020, securities and/or cash totaling $1,589,200 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	466	09/2020	USD	36,378,290	2,123,391	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	4,270,988	344,288,689	(331,165,936)	(295)	17,393,446	10,647	56,181	17,393,446
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
August 31, 2020 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	79,312,674	—	—	79,312,674
Consumer Discretionary	472,594,332	—	—	472,594,332
Consumer Staples	113,232,394	—	—	113,232,394
Energy	89,115,466	—	—	89,115,466
Financials	483,123,533	—	—	483,123,533
Health Care	395,546,427	—	—	395,546,427
Industrials	565,221,493	—	—	565,221,493
Information Technology	417,626,866	—	—	417,626,866
Materials	158,432,998	—	—	158,432,998
Real Estate	249,175,009	—	—	249,175,009
Utilities	49,031,789	—	—	49,031,789
Total Common Stocks	3,072,412,981	—	—	3,072,412,981
Exchange-Traded Equity Funds	33,129,313	—	—	33,129,313
Money Market Funds	17,393,446	—	—	17,393,446
Total Investments in Securities	3,122,935,740	—	—	3,122,935,740
Investments in Derivatives
Asset
Futures Contracts	2,123,391	—	—	2,123,391
Total	3,125,059,131	—	—	3,125,059,131
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	17

Statement of Assets and Liabilities
August 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,468,213,332)	$3,105,542,294
Affiliated issuers (cost $17,393,314)	17,393,446
Margin deposits on:
Futures contracts	1,589,200
Receivable for:
Investments sold	33,242,732
Capital shares sold	1,655,674
Dividends	2,236,699
Expense reimbursement due from Investment Manager	112
Total assets	3,161,660,157
Liabilities
Payable for:
Investments purchased	17,803,250
Capital shares purchased	5,770,912
Variation margin for futures contracts	198,376
Management services fees	52,255
Distribution and/or service fees	19,681
Compensation of board members	233,195
Total liabilities	24,077,669
Net assets applicable to outstanding capital stock	$3,137,582,488
Represented by
Paid in capital	2,534,093,806
Total distributable earnings (loss)	603,488,682
Total - representing net assets applicable to outstanding capital stock	$3,137,582,488
Class A
Net assets	$944,565,560
Shares outstanding	46,054,804
Net asset value per share	$20.51
Institutional Class
Net assets	$1,478,939,705
Shares outstanding	71,533,450
Net asset value per share	$20.67
Institutional 2 Class
Net assets	$638,313,929
Shares outstanding	30,108,629
Net asset value per share	$21.20
Institutional 3 Class
Net assets	$75,763,294
Shares outstanding	3,769,815
Net asset value per share	$20.10
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended August 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,931,979
Dividends — affiliated issuers	56,181
Foreign taxes withheld	(35,693)
Total income	24,952,467
Expenses:
Management services fees	2,950,943
Distribution and/or service fees
Class A	1,118,639
Compensation of board members	23,531
Interest on interfund lending	221
Total expenses	4,093,334
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,446)
Total net expenses	4,077,888
Net investment income	20,874,579
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,531,522)
Investments — affiliated issuers	10,647
Futures contracts	2,735,716
Net realized loss	(22,785,159)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	52,701,475
Investments — affiliated issuers	(295)
Futures contracts	2,210,206
Net change in unrealized appreciation (depreciation)	54,911,386
Net realized and unrealized gain	32,126,227
Net increase in net assets resulting from operations	$53,000,806
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Operations
Net investment income	$20,874,579	$48,303,289
Net realized gain (loss)	(22,785,159)	192,749,215
Net change in unrealized appreciation (depreciation)	54,911,386	(533,098,325)
Net increase (decrease) in net assets resulting from operations	53,000,806	(292,045,821)
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,794,661)	(79,317,130)
Institutional Class	(20,532,382)	(119,535,076)
Institutional 2 Class	(8,359,731)	(47,099,472)
Institutional 3 Class	(1,162,583)	(5,489,399)
Total distributions to shareholders	(42,849,357)	(251,441,077)
Decrease in net assets from capital stock activity	(229,622,397)	(386,733,006)
Total decrease in net assets	(219,470,948)	(930,219,904)
Net assets at beginning of period	3,357,053,436	4,287,273,340
Net assets at end of period	$3,137,582,488	$3,357,053,436
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2020 (Unaudited)		February 29, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,266,725	91,493,108	9,413,627	215,248,040
Distributions reinvested	586,031	10,929,471	3,011,038	68,514,539
Redemptions	(10,608,957)	(189,729,324)	(22,806,332)	(519,492,529)
Net decrease	(4,756,201)	(87,306,745)	(10,381,667)	(235,729,950)
Institutional Class
Subscriptions	8,681,441	150,663,257	14,677,533	337,285,084
Distributions reinvested	849,505	15,962,209	3,895,130	89,337,745
Redemptions	(16,350,113)	(292,201,833)	(25,782,422)	(591,445,484)
Net decrease	(6,819,167)	(125,576,367)	(7,209,759)	(164,822,655)
Institutional 2 Class
Subscriptions	7,041,546	128,311,813	11,503,124	270,539,248
Distributions reinvested	376,744	7,259,863	1,759,413	41,351,061
Redemptions	(7,717,830)	(145,166,888)	(13,735,398)	(322,112,787)
Net decrease	(299,540)	(9,595,212)	(472,861)	(10,222,478)
Institutional 3 Class
Subscriptions	482,560	8,139,825	1,205,971	27,098,539
Distributions reinvested	63,086	1,151,943	241,971	5,407,744
Redemptions	(918,715)	(16,435,841)	(378,673)	(8,464,206)
Net increase (decrease)	(373,069)	(7,144,073)	1,069,269	24,042,077
Total net decrease	(12,247,977)	(229,622,397)	(16,995,018)	(386,733,006)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2020 (Unaudited)	$20.32	0.11	0.35	0.46	(0.01)	(0.26)	(0.27)
Year Ended 2/29/2020	$23.54	0.24	(2.00)	(1.76)	(0.26)	(1.20)	(1.46)
Year Ended 2/28/2019	$24.33	0.23	1.32	1.55	(0.23)	(2.11)	(2.34)
Year Ended 2/28/2018	$23.83	0.21	2.11	2.32	(0.22)	(1.60)	(1.82)
Year Ended 2/28/2017	$19.05	0.19	6.28	6.47	(0.19)	(1.50)	(1.69)
Year Ended 2/29/2016	$23.29	0.22	(2.25)	(2.03)	(0.22)	(1.99)	(2.21)
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$20.47	0.14	0.34	0.48	(0.02)	(0.26)	(0.28)
Year Ended 2/29/2020	$23.69	0.30	(2.02)	(1.72)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.47	0.29	1.33	1.62	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$23.96	0.27	2.12	2.39	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.14	0.24	6.32	6.56	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.39	0.27	(2.25)	(1.98)	(0.28)	(1.99)	(2.27)
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$20.98	0.14	0.36	0.50	(0.02)	(0.26)	(0.28)
Year Ended 2/29/2020	$24.25	0.30	(2.07)	(1.77)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.99	0.30	1.36	1.66	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$24.43	0.28	2.16	2.44	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.49	0.25	6.43	6.68	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.78	0.28	(2.30)	(2.02)	(0.28)	(1.99)	(2.27)
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$19.91	0.13	0.34	0.47	(0.02)	(0.26)	(0.28)
Year Ended 2/29/2020	$23.08	0.29	(1.96)	(1.67)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$23.90	0.29	1.29	1.58	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018(f)	$23.87	0.24	1.67	1.91	(0.28)	(1.60)	(1.88)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2020 (Unaudited)	$20.51	2.37%	0.45%(c),(d)	0.45%(c),(d)	1.24%(c)	9%	$944,566
Year Ended 2/29/2020	$20.32	(8.08%)	0.45%(d)	0.45%(d),(e)	1.04%	17%	$1,032,677
Year Ended 2/28/2019	$23.54	6.70%	0.45%	0.45%(e)	0.89%	22%	$1,440,665
Year Ended 2/28/2018	$24.33	9.86%	0.45%	0.45%(e)	0.88%	16%	$1,488,143
Year Ended 2/28/2017	$23.83	34.40%	0.45%	0.45%(e)	0.85%	18%	$1,638,983
Year Ended 2/29/2016	$19.05	(9.67%)	0.45%	0.45%(e)	0.99%	19%	$1,131,160
Institutional Class
Six Months Ended 8/31/2020 (Unaudited)	$20.67	2.46%	0.20%(c),(d)	0.20%(c),(d)	1.49%(c)	9%	$1,478,940
Year Ended 2/29/2020	$20.47	(7.85%)	0.20%(d)	0.20%(d),(e)	1.29%	17%	$1,603,859
Year Ended 2/28/2019	$23.69	6.99%	0.20%	0.20%(e)	1.14%	22%	$2,026,925
Year Ended 2/28/2018	$24.47	10.11%	0.20%	0.20%(e)	1.12%	16%	$1,866,835
Year Ended 2/28/2017	$23.96	34.74%	0.20%	0.20%(e)	1.10%	18%	$1,665,820
Year Ended 2/29/2016	$19.14	(9.44%)	0.20%	0.20%(e)	1.22%	19%	$1,326,728
Institutional 2 Class
Six Months Ended 8/31/2020 (Unaudited)	$21.20	2.49%	0.20%(c),(d)	0.20%(c),(d)	1.48%(c)	9%	$638,314
Year Ended 2/29/2020	$20.98	(7.87%)	0.20%(d)	0.20%(d)	1.29%	17%	$638,046
Year Ended 2/28/2019	$24.25	7.01%	0.20%	0.20%	1.14%	22%	$748,749
Year Ended 2/28/2018	$24.99	10.12%	0.20%	0.20%	1.12%	16%	$584,472
Year Ended 2/28/2017	$24.43	34.73%	0.20%	0.20%	1.10%	18%	$437,779
Year Ended 2/29/2016	$19.49	(9.46%)	0.20%	0.20%	1.24%	19%	$208,441
Institutional 3 Class
Six Months Ended 8/31/2020 (Unaudited)	$20.10	2.48%	0.20%(c),(d)	0.20%(c),(d)	1.49%(c)	9%	$75,763
Year Ended 2/29/2020	$19.91	(7.84%)	0.20%(d)	0.20%(d)	1.30%	17%	$82,471
Year Ended 2/28/2019	$23.08	6.99%	0.20%	0.20%	1.16%	22%	$70,934
Year Ended 2/28/2018(f)	$23.90	8.14%	0.21%	0.20%	1.01%	16%	$4,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2020	23

Notes to Financial Statements
August 31, 2020 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Small Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Small Cap Index Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Small Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,123,391*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,735,716

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,210,206
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	26,545,945

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Small Cap Index Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
28	Columbia Small Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Small Cap Index Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2021
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,485,607,000	1,156,838,000	(517,386,000)	639,452,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $255,466,268 and $537,171,051, respectively, for the six months ended August 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
30	Columbia Small Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,500,000	1.53	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2020.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
Columbia Small Cap Index Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2020, one unaffiliated shareholder of record owned 16.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 18.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
32	Columbia Small Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
August 31, 2020 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Index Fund | Semiannual Report 2020	33

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Small Cap Index Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Small Cap Index Fund | Semiannual Report 2020	35

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Small Cap Index Fund | Semiannual Report 2020

1
Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_K01_(10/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	October 23, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	October 23, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	October 23, 2020